As filed with the SEC on April 25, 1997
Registration No. 33-54924
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [ X ]
Pre-Effective Amendment No.          [  ]
Post-Effective Amendment No.    4    [ X ]
REGISTRATION STATEMENT UNDER THE INVESTMENT
 COMPANY ACT OF 1940   [ X ]
Amendment No. 6
EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
(Exact name of registrant)
EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(name of depositor)
One World Financial Center
New York, New York 10281
(Address of depositor's principal executive offices)
Depositor's telephone number: 1-800-544-8888
____________________________________________
RODNEY R. ROHDA
Chairman
Empire Fidelity Investments Life Insurance Company
One World Financial Center
New York, New York 10281
(Name and address of agent for service)
_________________________________________
Copy to:
MICHAEL BERENSON
Jorden Burt &  Berenson
1025 Thomas Jefferson Street
Suite 400 East
Washington, D.C. 20007
_________________________________________
 .Individual Variable Annuity Contracts -- Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite number of securities. Registrant's Rule 24f-2 Notice for the fiscal year ending December 31, 1995 was filed February 26, 1997.
It is proposed that this filing will become effective (check appropriate space):
      immediately upon filing pursuant to paragraph (b) of rule 485
  x   on April 30, 1997, pursuant to paragraph (b) (1) (v) of rule 485
      60 days after filing pursuant to paragraph (a) (1) of rule 485
      on            , pursuant to paragraph (a) (1) of rule 485
      75 days after filing pursuant to paragraph (a) (2) of rule 485
      on            , pursuant to paragraph (a) (2) of rule 485 Page _ of _
 Exhibit Index Appears on Page __

CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4
Part A
Item N-4 Item Heading in Prospectus.
Item 1.  Cover Page      Cover Page
Item 2.  Definitions      Glossary
Item 3.  Synopsis or Highlights     Summary of the Contract
Item 4.  Condensed Financial Information    Not Applicable
Item 5. General Description of Registrant, Depositor,   Facts About EFILI,
 and The Portfolio Companies    The Variable Account, and the Funds

 (a)  Depositor      EFILI
 (b)  Registrant      The Variable Account
 (c)  Portfolio Company     The Funds
 (d)  The Funds      The Funds
 (e)  Voting      Voting Rights
 (f)  Administrator     Charges

Item 6.  Deductions and Expenses     Charges

 a)  Deductions      Charges; Premium Taxes
 b)  Sales Load      Not applicable
 c)  Special purchase plans     Not applicable
 d)  Commissions      Selling the Contracts
 e)  Registrant's expenses     Charges
 f)  Portfolio company deductions and expenses  The Funds
 g)  Organizational expenses    Not applicable

Item 7. General Description of Variable Annuity Contracts

 a)  Rights      Summary of the Contract;
        Investments Allocation of Your
        Purchase Payment; Death Benefit;
        Facts About the Contract; Types of
        Annuity Income Options; Voting
        Rights; Other Contract Provisions
 b)  Provisions and limitations    Investment Allocation of Your
        Purchase Payment; Free Look
        Privilege
 c)  Changes in contracts or operations   Changes in Investment Options
 d)  Contract owner inquiries    Cover Page
Item 8. Annuity Period

 a)  Level of benefits      Fixed, Variable or Combination
        Annuity Income; Types of Annuity
        Income Options
 b)  Annuity commencement date    Annuity Income Dates
 c)  Annuity payments     Types of Annuity Income Options
 d)  Assumed investment return     Fixed, Variable or Combination
        Annuity Income
 e)  Minimums      Cover Page, Summary of the
        Contract
 f)  Rights to change options or transfer contract   Investment Allocation
of Your
  value      Purchase Payment

Item 9. Death Benefit

 a)  Death benefit Calculation     Death Benefit
 b)  Forms of benefits     Death Benefit; Types of Annuity
        Options; Fixed, Variable, or
        Combination Annuity Income
Item 10.  Purchases and Contract Values
 a)  Procedures for purchases    Purchase of a Contract
 b)  Accumulation unit value    Not applicable
 c)  Calculation of accumulation unit value   Not applicable
 d)  Principal underwriter     Selling the Contracts
Item 11.  Redemptions
 a)  Redemptions procedures    Not applicable

 b)  Texas Optional Retirement Program   Not Applicable
 c)  Delay      Postponement of Benefits
 d)  Lapse      Not Applicable
 e)  Revocation rights     Free Look Privilege
Item 12.  Taxes

 a)  Tax Consequences     Tax Considerations
 b)  Qualified plans     Tax Considerations
 c)  Impact of taxes     Tax Considerations
Item 13.  Legal Proceedings     Litigation

Item 14.  Table of Contents for Statement of    Table of Contents for
Statement of
    Additional Information     Additional Information

Part B
Item N-4 Item Heading in Statement of Additional  Information.
Item 15.  Cover Page      Cover Page
Item 16.  Table of Contents     Table of Contents
Item 17.  General Information and History

 a)  Name Change      Not Applicable
 b)  Attributions of Assets     Not Applicable
 c)  Control of Depositor     EFILI (Prospectus)

Item 18.  Services
 a)  Fees, expenses and costs    Fee Table (prospectus); Charges
        (prospectus); The Funds (prospectus)
 b)  Management - related services    Service Agreements
 c)  Custodian and independent public accountant  Independent Accountants
 d)  Other custodianship     Safekeeping of Variable Account
        Assets
 e)  Administrative servicing agent    Not applicable
 f)  Depositor as principal Underwriter   Not Applicable
Item 19.  Purchase of Securities Being Offered

 a)  Manner of Offering      Distribution of the Contracts; Selling
        the Contracts; (prospectus)
 b)  Sales Load      Not applicable

Item 20.  Underwriters
 a) Depositor or affiliate as principal underwriter Selling the Contracts (prospectus)
 b)  Continuous Offering       Distribution of Contracts
 c)  Underwriting commissions    Not Applicable
 d)  Payments to underwriter    Not Applicable
Item 21.  Calculation of Performance Data    Performance
Item 22.  Annuity Payments     Fixed, Variable or Combination
        Annuity Income
Item 23.  Financial Statements
 a)  Registrant      Financial Statements
 b)  Depositor      Financial Statements

PROSPECTUS

INCOME ADVANTAGE

This prospectus describes a single premium immediate variable annuity contract (the "Contract") offered by Empire Fidelity Investments Life Insurance Company ("EFILI," "we" or "us"), the insurance company that is part of the group of financial service companies known as Fidelity Investments. Under the Contract, we provide lifetime annuity income to you (the "Annuitant") at regular intervals (the "Annuity Income Dates"). You choose the first Annuity Income Date, which may be up to one year from the day we issue the Contract (the "Contract Date"), and whether you want the Annuity Income Dates to be monthly, quarterly, semi-annual or annual. Annuity income can be for your lifetime, or for your lifetime and the lifetime of a second person you name (the "Joint Annuitant"). You may choose a guaranteed minimum number of years of annuity income.

There are three types of Contracts. You may purchase a "Non-qualified Contract" with money from any source. In addition, you may purchase a "Qualified Contract" that is an Individual Retirement Annuity with contributions rolled-over from tax-qualified plans such as 403(b) plans, 401(k) plans, or IRAs. You may also arrange with your employer to purchase a "Tax-Sheltered Annuity Contract" using money from a 403(b) tax-sheltered annuity plan.

You purchase a Contract with a single payment (the "Purchase Payment"). You may not make additional purchase payments. The minimum Purchase Payment for a Contract is generally $25,000. You allocate your Purchase Payment between fixed and variable annuity income. You may choose all fixed annuity income, all variable annuity income, or a combination of the two. If you allocate all or a portion to variable annuity income, you may choose one or more of
the t   hirteen     Investment Options of the Empire Fidelity Investments
Variable Annuity Account A (the "Variable Account"). Amounts allocated to the Investment Options will result in annuity income that varies in amount according to the investment results of the Investment Options. The Investment Options invest exclusively in the mutual fund portfolios
("Portfolios") of Variable Insurance Products Fund   ,     Variable
Insurance Products Fund II   , and Variable Insurance Products Fund III
(the "Funds"). Fidelity Management & Research Company ("FMR") manages the Funds. Additional Investment Options may be added in the future.

For a Non-qualified Contract, the portion of annuity income that is considered a return of the Purchase Payment will generally be non-taxable, and the portion of annuity income that is considered a distribution of earnings will generally be taxable. For Qualified Contracts and Tax-Sheltered Annuity Contracts the entire amount of annuity income each year will generally be taxable. For a more detailed discussion of the tax treatment of annuity income, see TAX CONSIDERATIONS on page .

The portion of your Purchase Payment that you allocate to the Investment Options will be allocated to the Money Market Investment Option for a brief initial period. This "Money Market Period" ends on the day that EFILI estimates or calculates to be ten days after you receive your Contract. For most Contracts, EFILI estimates that you receive your Contract five days after it is mailed to you. For Contracts with large Purchase Payments, EFILI may determine the actual date you receive your Contract.

This prospectus provides information that you should know before purchasing a Contract. Additional information about the Contract and the Variable Account has been filed with the Securities and Exchange Commission in a
Statement of Additional Information dated April 30, 199   7    . The
Statement of Additional Information is incorporated by reference in this prospectus and is available without charge by calling EFILI at 800-544-2442. The table of contents of the Statement of Additional Information appears on page .

LIKE ALL VARIABLE ANNUITIES, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE. IT IS NOT
VALID UNLESS ACCOMPANIED BY THE CURRENT PROSPECTUS FOR    THE     VARIABLE
INSURANCE PRODUCTS FUND   , THE     VARIABLE INSURANCE PRODUCTS FUND II
AND THE VARIABLE INSURANCE PRODUCTS FUND III.

FOR FURTHER INFORMATION CALL FIDELITY INVESTMENTS

Nationwide  1-800-544-2442

Date: April 30, 199   7

PROSPECTUS CONTENTS

GLOSSARY                                            iv
Summary of the Contract                             1

FACTS ABOUT EFILI, THE VARIABLE ACCOUNT AND THE FUNDS
EFILI                                               3
The Variable Account                                4
The Funds                                           4

FACTS ABOUT THE CONTRACT
Purchase of a Contract                              18
Free Look Privilege                                 18
Investment Allocation of Your Purchase Payment      19
Charges                                             20
Annuity Income Dates                                21
Signature Guarantee                                 21
Death Benefit                                       22
Fixed, Variable or Combination Annuity Income       22
Benchmark Rate of Return                            23
Types of Annuity Income Options                     24
Reports                                             26

MORE ABOUT THE CONTRACT
Tax Considerations                                  27
Other Contract Provisions                           32
Selling the Contracts                               33
Postponement of Benefits                            33

MORE ABOUT THE VARIABLE ACCOUNT AND THE FUNDS
Changes in Investment Options                       34
Net Rate of Return for an Investment Option         34
Voting Rights                                       34
Resolving Material Conflicts                        35
Performance                                         35
Litigation                                          36
Appendix - Illustrations of Values                  37
Table of Contents of the Statement of Additional
Information                                         42

THE CONTRACT IS NOT AVAILABLE IN ALL STATES. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS
PROSPECTUS.

GLOSSARY

ANNUITANT - You are the Annuitant. You receive lifetime income. For Qualified Contracts and Tax-Sheltered Annuity Contracts all annuity income must be received only by you during your lifetime. Either you or the Joint Annuitant generally must be no older than 85 years of age on the Contract Date. You must also be an Owner.

ANNUITY INCOME DATES - The dates we determine the amount of annuity income. If the New York Stock Exchange is closed on an Annuity Income Date, we will determine the amount of annuity income on the next day it is open. You choose whether you want Annuity Income Dates to be monthly, quarterly, semi-annual or annual.

ANNUITY INCOME UNIT - A unit of measure used to calculate the amount of variable annuity income.

BENCHMARK RATE OF RETURN - The return that is assumed in the calculation of each amount of variable annuity income. The Benchmark Rate of Return applies only to the variable income portion of the Contract.

The estimated first annuity income amount is calculated assuming that the Investment Options will earn the Benchmark Rate of Return you choose. If the performance (after all expenses) of the Investment Options you choose matches the benchmark, annuity income will stay constant. If the performance exceeds the benchmark, annuity income will increase. If performance falls below the benchmark, annuity income will decrease.

If you choose a higher benchmark, annuity income will start at a higher amount but you will need better investment performance in order to keep annuity income from declining.

You will be able to choose a Benchmark Rate of Return of 3.5% or 5.0%. We may make other rates available, as permitted by state law.

BENEFICIARY(IES) - The person(s) who may receive certain benefits under this Contract when there is no longer a living Annuitant or Joint
Annuitant.

CODE - The Internal Revenue Code of 1986, as amended.

CONTRACT - A Contract designed to provide you and the Joint Annuitant (if any) with annuity income for your life (or lives) beginning with the first Annuity Income Date.

CONTRACT DATE - The date your Contract becomes effective. This will be stated in your Contract.

FUNDS - Variable Insurance Products Fund   ,     Variable Insurance
Products Fund II   , and Variable Insurance Products Fund III    .

INVESTMENT OPTIONS - Asset Manager Investment Option, Money Market Investment Option, Investment Grade Bond Investment Option, High Income Investment Option, Equity-Income Investment Option, Index 500 Investment Option, Growth Investment Option, Overseas Investment Option, Asset
Manager: Growth Investment Option   ,     Contrafund Investment Option   ,
Growth Opportunities Investment Option, Balanced Investment Option and
Growth & Income Investment Option.     We may make additional Investment
Options available in the future. Each Investment Option is a division of the Variable Account.

IRA - Refers generally to both an Individual Retirement Account and an Individual Retirement Annuity as defined in Sections 408(a) and (b), respectively, of the Code. When it is used to refer to a Qualified Contract, it means a Contract that qualifies as an Individual Retirement Annuity as defined in Section 408(b) of the Code.

JOINT ANNUITANT - The Joint Annuitant    (    if any), receives lifetime
annuity income. However, for Qualified Contracts and Tax-Sheltered Annuity Contracts, all annuity income must be received only by the Annuitant during the Annuitant's lifetime. Either the Annuitant or the Joint Annuitant generally must be no older than 85 years of age on the Contract Date. For Non-qualified Contracts the Joint Annuitant may, but need not be, an Owner. For Qualified Contracts and Tax-Sheltered Annuity Contracts the Joint Annuitant may not be an Owner.

NET RATE OF RETURN - An index used to measure the investment performance of an Investment Option from one Valuation Period to the next.

NON-QUALIFIED CONTRACT - A Contract other than a Qualified Contract or Tax-Sheltered Annuity Contract. This type of Contract may be purchased with money from any source.

OWNER(S) - The person(s) who have certain rights under the Contract. You (the Annuitant) must be an Owner. If there is a Joint Annuitant, he or she may also be an Owner (except for a Qualified Contract or Tax-Sheltered Annuity Contract, where only one Owner is permitted). The Joint Annuitant is never required to be an Owner. Only you and the Joint Annuitant
(    if any), may ever be Owners.

PORTFOLIO - An investment portfolio of a Fund.

QUALIFIED CONTRACT - A Contract that qualifies as an Individual Retirement Annuity under Section 408(b) of the Code.

TAX-SHELTERED ANNUITY CONTRACT - A Contract purchased with money in a tax-sheltered annuity under section 403(b) of the Code.

VALUATION PERIOD - The period of time from the time Annuity Income Unit values are calculated to the next time such values are calculated. These calculations are made as of the close of business (normally 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open for trading.

VARIABLE ACCOUNT - Empire Fidelity Investments Variable Annuity Account A. YOU - The Annuitant. The Annuitant is always an Owner.

THIS PAGE INTENTIONALLY LEFT BLANK

SUMMARY OF THE CONTRACT

The purpose of this variable annuity contract is to provide periodic annuity income for your life, or for your life and the life of a Joint Annuitant. You may select from a number of annuity income options. You may also choose a guaranteed minimum number of years of annuity income. See TYPES OF ANNUITY INCOME OPTIONS on page . You may choose annuity income that is entirely fixed, entirely variable, or a combination of fixed and variable. See FIXED, VARIABLE OR COMBINATION ANNUITY INCOME on page . We guarantee to provide annuity income for each Annuity Income Date for your
lifetime and for the lifetime of the Joint Annuitant    (    if any). We
guarantee the amount of fixed annuity income on each Annuity Income Date, but we do not guarantee the amount of any variable annuity income. Neither do we guarantee any minimum number of Annuity Income Dates, unless you choose an option that provides for such a guarantee. The amount of variable annuity income will fluctuate from one Annuity Income Date to the next according to the investment results of the Investment Options you select. The Investment Options invest in mutual fund portfolios that are managed by Fidelity Management & Research Company.

You purchase the Contract with a single Purchase Payment. The minimum Purchase Payment is generally $25,000. EFILI reserves the right to reject Purchase Payments in excess of limits it establishes from time to time. You allocate your Purchase Payment between variable and fixed annuity income on your application. This allocation may not be changed. The portion of your Purchase Payment allocated to variable annuity income will be placed in the Money Market Investment Option during the Money Market Period, and you may currently reallocate among the variable Investment Options at any time after the end of the Money Market Period.

You may return the Contract for a refund during the free look period (see FREE LOOK PRIVILEGE on page ). ONCE THE FREE LOOK PERIOD EXPIRES, THE CONTRACT MAY NOT BE RETURNED FOR A REFUND. If neither you nor the Joint Annuitant survives to the first Annuity Income Date, the Contract will be canceled and we will make a refund equal to your Purchase Payment to your Beneficiary or Beneficiaries. See DEATH BENEFIT on page .

There are three types of Contracts. You may purchase a Non-qualified Contract with money from any source. In addition, you may purchase a Qualified Contract that is an Individual Retirement Annuity with contributions rolled-over from tax-qualified plans such as 403(b) plans, 401(k) plans, or IRAs. You may also arrange with your employer to purchase a Tax-Sheltered Annuity Contract using money from a 403(b) tax-sheltered annuity plan.

Under the Contract, we will distribute lifetime annuity income to you or to
you and the Joint Annuitant. The    Federal     income tax laws have a
special requirement for Qualified and Tax-Sheltered Annuity Contracts that have a Joint Annuitant. For these Contracts, during your lifetime annuity income can be payable only to you.

You are an Owner of the Contract. The Joint Annuitant will also be an Owner if so named on the application, except that for Qualified Contracts and Tax-Sheltered Annuity Contracts you must be the only Owner.

There are currently    thirteen     Investment Options. Five Investment
Options invest in Variable Insurance Products Fund, which currently offers Money Market Portfolio, High Income Portfolio, Equity-Income Portfolio,
Growth Portfolio and    O    verseas    P    ortfolio.    F    ive
Investment Options invest in Variable Insurance Products Fund II, which currently offers Investment Grade Bond Portfolio, Index 500 Portfolio, Asset Manager Portfolio, Asset Manager: Growth Portfolio and Contrafund
Portfolio.    Three Investment Options invest in Variable Insurance
Products Fund III, which currently offers Growth & Income Portfolio,
Balanced Portfolio, and Growth Opportunities Portfolio.     Variable
Insurance Products Fund   ,     Variable Insurance Products Fund II   , and
Variable Insurance Products Fund III     are collectively referred to as
the "Funds".

We intend this summary to provide only an overview of the more significant aspects of the Contract. You will find more detailed information in the rest of this prospectus and in the Contract. Please retain the Contract together with its attached application. Together they are the entire agreement between you and EFILI.

FEE TABLE
This information is intended to help you understand the various costs and expenses that a Contract will bear directly or indirectly. It reflects expenses of the Variable Account as well as the Portfolios. The tables below do not reflect any deductions for taxes. Any applicable premium taxes are deducted from a Contract on the Contract Date. See CHARGES on page of this prospectus for additional information.

CONTRACT EXPENSES
NONE
SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of Portfolio average net assets)
 Mortality and Expense Risk Charge        0.75%
 Account Fees and Expenses:
 Administrative Charge .                  0.25%
 Total Separate Account Annual Expenses   1.00%


PORTFOLIO ANNUAL EXPENSES
(as a percentage of Portfolio average net assets)

                      MANAGEMENT OTHER     TOTAL ANNUAL
                      FEES       EXPENSES  EXPENSES
ASSET MANAGER         0.64%      0.10%     0.74%1
MONEY MARKET          0.21%      0.09%     0.30%
INVESTMENT GRADE BOND 0.45%      0.13%     0.58%
HIGH INCOME           0.59%      0.12%     0.71%
 EQUITY-INCOME        0.51%      0.07%     0.58%1
INDEX 500             0.13%      0.15%     0.28%2
GROWTH                0.61%      0.08%     0.69%1
OVERSEAS              0.76%      0.17%     0.93%1
ASSET MANAGER GROWTH  0.65%      0.22%     0.87%1
CONTRAFUND            0.61%      0.13%     0.74%1
GROWTH OPPORTUNITIES  0.61%      0.16%     0.77%1
BALANCED              0.48%      0.24%     0.72%1
GROWTH & INCOME       0.50%      0.20%     0.70%

(1) A portion of the brokerage commissions that certain funds pay was used to reduce funds expenses. In addition, certain funds have entered into arrangements with their custodian and transfer agent whereby interest earned on uninvested cash balances was used to reduce custodian and transfer agent expenses. Including these reductions, the total operating expenses presented in the table would have been .56% for Equity-Income Portfolio, .67% for Growth Portfolio, .92% for Overseas Portfolio, .73% for Asset Manager Portfolio, .71% for Contrafund Portfolio, .85% for Asset
Manager: Growth Portfolio, .76% for Growth Opportunities Portfolio, and
 .71% for Balanced Portfolio.

(2) FMR agreed to reimburse a portion of Index 500 Portfolio's expenses during the period. Without this reimbursement, the fund's management fee, other expenses and total expenses would have been .28%, .15% and .43%, respectively.

FACTS ABOUT EFILI,
THE VARIABLE ACCOUNT AND THE FUNDS

EFILI
EFILI is a stock life insurance company organized under the laws of the State of New York on May 1, 1991. EFILI is part of Fidelity Investments, a group of companies that provides a variety of financial services and products. EFILI is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company. Fidelity Investments Life Insurance Company is a wholly-owned subsidiary of FMR Corp., the parent company of the Fidelity companies. Through ownership of voting common stock, Edward C. Johnson 3d, Johnson family members, and various trusts for the benefit of Johnson family members form a controlling group with respect to FMR Corp. EFILI's financial statements appear in the Statement of Additional Information. Our principal executive offices are located at 200 Liberty Street, One World Financial Center, New York, New York 10281.

THE VARIABLE ACCOUNT
Empire Fidelity Investments Variable Annuity Account A was established as a separate investment account on July 15, 1991. It supports the Contracts and other forms of variable annuity contracts, and may be used for other purposes permitted by law.

The Variable Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Financial statements for the Variable Account are in the Statement of Additional Information.

EFILI owns the assets in the Variable Account. The assets of the Variable Account are kept separate from EFILI's general account assets and from any other separate accounts EFILI may have, as required by law. The assets of the Variable Account may not be charged with liabilities from any other business EFILI conducts. All income, gains and losses concerning assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to other income, gains or losses of EFILI. Assets are maintained in the Variable Account at least equal to the reserves and other liabilities of the Variable Account. If the assets exceed the required reserves and other liabilities, EFILI may transfer the excess to its general account. EFILI is obligated to provide all benefits under the Contracts.

THE FUNDS
The Funds are Variable Insurance Products Fund, Variable Insurance Products Fund II, and Variable Insurance Products Fund III. Each Fund is an open-end, diversified management investment company organized by FMR and is the type of investment company commonly known as a series mutual fund.

The investment objectives of the Portfolios of Variable Insurance Products Fund, Variable Insurance Products Fund II, and Variable Insurance Products Fund III are described below. There is of course no assurance that any Portfolio will meet its investment objective.

Following the description of each Portfolio is a graph showing how your annuity income can fluctuate based on past investment performance through December 31, 1996. Each graph shows the effect that the Portfolio's investment performance would have had if a Contract with a Benchmark Rate of Return of 5.0%, providing an initial monthly annuity income of $500, was purchased on the date the Portfolio commenced operations. Annuity income increases for a given month if the annualized Net Rate of Return for that month is higher than the Benchmark Rate of Return, and decreases for a given month if the annualized Net Rate of Return is lower than the Benchmark Rate of Return. The Purchase Payment necessary for an initial monthly annuity income of $500 will vary depending on the age and sex of the Annuitant (and Joint Annuitant, if any), the annuity income option and the first Annuity Income Date. Suppose a 65 year old male who lives in a state that does not charge a premium tax wishes to purchase $500 of initial monthly variable annuity income beginning on the Contract Date. If there is no Joint Annuitant and no guarantee period and he chooses a 5% Benchmark Rate of Return, the Purchase Payment needed would be $73,793. If the purchaser were female, the Purchase Payment necessary would be $82,687. This is because females have a longer life expectancy than males.

All the graphs take into account all charges under the Contract and the actual expenses of the Portfolios.

THE PORTFOLIOS

ASSET MANAGER PORTFOLIO of Variable Insurance Products Fund II seeks high total return with reduced risk over the long-term by allocating its assets
among stocks, bonds and short-term, fixed income instruments.    The fund
may be appropriate for investors who want to diversify among domestic and foreign stocks, bonds, short-term instruments and other types of securities, the fund spreads its assets among all three asset classes moderating both its risk and return potential. Because the fund owns different types of investments, the performance is affected by a variety of factors. The value of the fund's investments and the income generated will vary from day to day, and generally reflect interest rates, market conditions, and other company, political and economic news. Performance also depends on FMR's skills in allocating assets. The graph below is based on a 5% Benchmark Rate of Return and initial monthly annuity income of $500.

PROSPECTUS CHARTS
    M&E 0.01
    BRR 0.05
  Month # of DAsset Manager
 Apr-82
 May-82 31.00
 Jun-82 30.00
 Jul-82 31.00
 Aug-82 31.00
 Sep-82 30.00
 Oct-82 31.00
 Nov-82 30.00
 Dec-82 31.00
 Jan-83 31.00
 Feb-83 28.00
 Mar-83 31.00
 Apr-83 30.00
 May-83 31.00
 Jun-83 30.00
 Jul-83 31.00
 Aug-83 31.00
 Sep-83 30.00
 Oct-83 31.00
 Nov-83 30.00
 Dec-83 31.00
 Jan-84 31.00
 Feb-84 29.00
 Mar-84 31.00
 Apr-84 30.00
 May-84 31.00
 Jun-84 30.00
 Jul-84 31.00
 Aug-84 31.00
 Sep-84 30.00
 Oct-84 31.00
 Nov-84 30.00
 Dec-84 31.00
 Jan-85 31.00
 Feb-85 28.00
 Mar-85 31.00
 Apr-85 30.00
 May-85 31.00
 Jun-85 30.00
 Jul-85 31.00
 Aug-85 31.00
 Sep-85 30.00
 Oct-85 31.00
 Nov-85 30.00
 Dec-85 31.00
 Jan-86 31.00
 Feb-86 28.00
 Mar-86 31.00
 Apr-86 30.00
 May-86 31.00
 Jun-86 30.00
 Jul-86 31.00
 Aug-86 31.00
 Sep-86 30.00
 Oct-86 31.00
 Nov-86 30.00
 Dec-86 31.00
 Jan-87 31.00
 Feb-87 28.00
 Mar-87 31.00
 Apr-87 30.00
 May-87 31.00
 Jun-87 30.00
 Jul-87 31.00
 Aug-87 31.00
 Sep-87 30.00
 Oct-87 31.00
 Nov-87 30.00
 Dec-87 31.00
 Jan-88 31.00
 Feb-88 29.00
 Mar-88 31.00
 Apr-88 30.00
 May-88 31.00
 Jun-88 30.00
 Jul-88 31.00
 Aug-88 31.00
 Sep-88 30.00
 Oct-88 31.00
 Nov-88 30.00
 Dec-88 31.00
 Jan-89 31.00
 Feb-89 28.00
 Mar-89 31.00
 Apr-89 30.00
 May-89 31.00
 Jun-89 30.00
 Jul-89 31.00
 Aug-89 31.00
 Sep-89 30.00                $500
 Oct-89 31.00 0.20    100.11%$499
 Nov-89 30.00 0.40    100.32%$498
 Dec-89 31.00 0.31    100.22%$497
 Jan-90 31.00 -2.21    97.71%$484
 Feb-90 28.00 1.03    100.95%$486
 Mar-90 31.00 0.81    100.73%$488
 Apr-90 30.00 -1.31    98.61%$479
 May-90 31.00 5.10    105.01%$501
 Jun-90 30.00 0.78    100.69%$503
 Jul-90 31.00 -0.19    99.72%$499
 Aug-90 31.00 -3.28    96.64%$480
 Sep-90 30.00 -2.10    97.82%$468
 Oct-90 31.00 0.51    100.42%$468
 Nov-90 30.00 4.87    104.78%$489
 Dec-90 31.00 2.90    102.81%$500
 Jan-91 31.00 4.79    104.70%$522
 Feb-91 28.00 3.91    103.83%$540
 Mar-91 31.00 1.61    101.53%$545
 Apr-91 30.00 1.50    101.42%$551
 May-91 31.00 2.26    102.17%$561
 Jun-91 30.00 -1.79    98.13%$548
 Jul-91 31.00 2.51    102.42%$559
 Aug-91 31.00 2.03    101.94%$567
 Sep-91 30.00 0.58    100.50%$568
 Oct-91 31.00 0.66    100.57%$569
 Nov-91 30.00 -1.64    98.28%$557
 Dec-91 31.00 4.32    104.23%$578
 Jan-92 31.00 1.27    101.19%$582
 Feb-92 29.00 1.94    101.86%$591
 Mar-92 31.00 -0.24    99.67%$587
 Apr-92 30.00 1.47    101.38%$592
 May-92 31.00 1.04    100.96%$596
 Jun-92 30.00 -0.08    99.84%$592
 Jul-92 31.00 1.67    101.58%$599
 Aug-92 31.00 -0.31    99.60%$594
 Sep-92 30.00 0.63    100.54%$595
 Oct-92 31.00 0.16    100.07%$593
 Nov-92 30.00 2.18    102.10%$603
 Dec-92 31.00 1.60    101.51%$610
 Jan-93 31.00 1.80    101.71%$618
 Feb-93 28.00 0.94    100.86%$621
 Mar-93 31.00 2.83    102.74%$635
 Apr-93 30.00 0.60    100.52%$636
 May-93 31.00 1.70    101.61%$643
 Jun-93 30.00 0.80    100.72%$645
 Jul-93 31.00 1.23    101.14%$650
 Aug-93 31.00 2.92    102.83%$666
 Sep-93 30.00 0.07     99.99%$663
 Oct-93 31.00 2.70    102.61%$677
 Nov-93 30.00 -0.13    99.79%$673
 Dec-93 31.00 4.05    103.96%$697
 Jan-94 31.00 3.18    103.09%$716
 Feb-94 28.00 -3.18    96.75%$690
 Mar-94 31.00 -4.70    95.22%$654
 Apr-94 30.00 0.07     99.99%$651
 May-94 31.00 0.86    100.77%$654
 Jun-94 30.00 -1.91    98.01%$638
 Jul-94 31.00 1.73    101.64%$646
 Aug-94 31.00 2.34    102.25%$658
 Sep-94 30.00 -1.18    98.74%$647
 Oct-94 31.00 0.49    100.40%$647
 Nov-94 30.00 -1.47    98.45%$634
 Dec-94 31.00 -2.20    97.72%$617
 Jan-95 31.00 -0.65    99.27%$610
 Feb-95 28.00 1.62    101.54%$617
 Mar-95 31.00 1.32    101.23%$622
 Apr-95 30.00 1.59    101.51%$629
 May-95 31.00 1.28    101.19%$634
 Jun-95 30.00 0.84    100.76%$636
 Jul-95 31.00 3.56    103.47%$655
 Aug-95 31.00 1.21    101.12%$660
 Sep-95 30.00 1.26    101.18%$665
 Oct-95 31.00 -1.31    98.61%$653
 Nov-95 30.00 2.60    102.52%$667
 Dec-95 31.00 2.53    102.44%$680
 Jan-96 31.00 2.15    102.06%$692
 Feb-96 29.00 -0.27    99.65%$686
 Mar-96 31.00 1.06    100.97%$690
 Apr-96 30.00 1.05    100.97%$694
 May-96 31.00 0.78    100.69%$696
 Jun-96 30.00 0.90    100.82%$699
 Jul-96 31.00 -1.66    98.26%$684
 Aug-96 31.00 0.20    100.11%$682
 Sep-96 30.00 3.64    103.55%$703
 Oct-96 31.00 2.57    102.48%$718
 Nov-96 30.00 4.95    104.86%$750
 Dec-96 31.00 -1.46    98.46%$735
Listed in Order          Max  750
to match MFPR            Min  468

MONEY MARKET PORTFOLIO of Variable Insurance Products Fund seeks to obtain as high a level of current income as is consistent with preserving capital and providing liquidity. It invests only in high-quality money market
instruments.    The fund may be appropriate for investors who would like to earn income at current money market rates while preserving the value of their investment. The fund is managed to keep its share price stable at $1.00. The rate of income will vary from day to day, generally reflecting short-term interest rates. The graph below is based on a 5% Benchmark Rate of Return and initial monthly annuity income of $500.

PROSPECTUS CHACUMULATIVE ONE MONTH TOTAL RETURNS
    M&E 0.01
    BRR 0.05
  Month # of DMoney Market
 Apr-82                        $500
 May-82 31.00 1.16      101.07%$503
 Jun-82 30.00 1.12      101.04%$506
 Jul-82 31.00 1.18      101.09%$510
 Aug-82 31.00 1.03      100.94%$513
 Sep-82 30.00 0.89      100.81%$515
 Oct-82 31.00 0.86      100.78%$516
 Nov-82 30.00 0.80      100.71%$518
 Dec-82 31.00 0.77      100.68%$519
 Jan-83 31.00 0.72      100.63%$521
 Feb-83 28.00 0.63      100.56%$521
 Mar-83 31.00 0.70      100.61%$523
 Apr-83 30.00 0.68      100.60%$524
 May-83 31.00 0.69      100.60%$525
 Jun-83 30.00 0.68      100.60%$526
 Jul-83 31.00 0.77      100.69%$527
 Aug-83 31.00 0.80      100.72%$529
 Sep-83 30.00 0.79      100.70%$530
 Oct-83 31.00 0.80      100.71%$532
 Nov-83 30.00 0.76      100.68%$533
 Dec-83 31.00 0.77      100.68%$535
 Jan-84 31.00 0.77      100.69%$536
 Feb-84 29.00 0.73      100.65%$537
 Mar-84 31.00 0.80      100.71%$539
 Apr-84 30.00 0.80      100.72%$541
 May-84 31.00 0.85      100.76%$543
 Jun-84 30.00 0.85      100.77%$545
 Jul-84 31.00 0.91      100.82%$547
 Aug-84 31.00 0.92      100.83%$549
 Sep-84 30.00 0.90      100.82%$551
 Oct-84 31.00 0.90      100.81%$553
 Nov-84 30.00 0.79      100.71%$555
 Dec-84 31.00 0.75      100.66%$557
 Jan-85 31.00 0.71      100.62%$558
 Feb-85 28.00 0.62      100.54%$559
 Mar-85 31.00 0.70      100.61%$560
 Apr-85 30.00 0.68      100.60%$561
 May-85 31.00 0.68      100.60%$562
 Jun-85 30.00 0.62      100.54%$563
 Jul-85 31.00 0.63      100.54%$563
 Aug-85 31.00 0.63      100.55%$564
 Sep-85 30.00 0.62      100.53%$565
 Oct-85 31.00 0.65      100.56%$566
 Nov-85 30.00 0.63      100.55%$566
 Dec-85 31.00 0.65      100.57%$567
 Jan-86 31.00 0.65      100.56%$568
 Feb-86 28.00 0.57      100.50%$569
 Mar-86 31.00 0.62      100.54%$570
 Apr-86 30.00 0.57      100.49%$570
 May-86 31.00 0.56      100.47%$570
 Jun-86 30.00 0.54      100.45%$571
 Jul-86 31.00 0.55      100.46%$571
 Aug-86 31.00 0.52      100.44%$571
 Sep-86 30.00 0.48      100.39%$571
 Oct-86 31.00 0.49      100.40%$571
 Nov-86 30.00 0.47      100.38%$571
 Dec-86 31.00 0.49      100.40%$571
 Jan-87 31.00 0.50      100.41%$571
 Feb-87 28.00 0.43      100.36%$571
 Mar-87 31.00 0.48      100.40%$570
 Apr-87 30.00 0.48      100.40%$570
 May-87 31.00 0.52      100.43%$571
 Jun-87 30.00 0.52      100.44%$571
 Jul-87 31.00 0.54      100.45%$571
 Aug-87 31.00 0.54      100.45%$571
 Sep-87 30.00 0.53      100.45%$572
 Oct-87 31.00 0.57      100.49%$572
 Nov-87 30.00 0.54      100.46%$572
 Dec-87 31.00 0.59      100.51%$573
 Jan-88 31.00 0.58      100.49%$573
 Feb-88 29.00 0.51      100.43%$573
 Mar-88 31.00 0.54      100.46%$574
 Apr-88 30.00 0.52      100.44%$574
 May-88 31.00 0.55      100.47%$574
 Jun-88 30.00 0.56      100.48%$575
 Jul-88 31.00 0.60      100.51%$575
 Aug-88 31.00 0.63      100.55%$576
 Sep-88 30.00 0.63      100.55%$577
 Oct-88 31.00 0.66      100.57%$578
 Nov-88 30.00 0.65      100.57%$579
 Dec-88 31.00 0.71      100.63%$580
 Jan-89 31.00 0.74      100.65%$581
 Feb-89 28.00 0.67      100.59%$582
 Mar-89 31.00 0.78      100.69%$584
 Apr-89 30.00 0.77      100.69%$586
 May-89 31.00 0.79      100.71%$587
 Jun-89 30.00 0.75      100.67%$589
 Jul-89 31.00 0.75      100.67%$590
 Aug-89 31.00 0.73      100.64%$592
 Sep-89 30.00 0.71      100.63%$593
 Oct-89 31.00 0.69      100.60%$594
 Nov-89 30.00 0.68      100.59%$595
 Dec-89 31.00 0.71      100.62%$597
 Jan-90 31.00 0.66      100.57%$597
 Feb-90 28.00 0.60      100.53%$598
 Mar-90 31.00 0.69      100.60%$600
 Apr-90 30.00 0.63      100.55%$600
 May-90 31.00 0.67      100.58%$601
 Jun-90 30.00 0.64      100.56%$602
 Jul-90 31.00 0.66      100.58%$603
 Aug-90 31.00 0.65      100.56%$604
 Sep-90 30.00 0.63      100.54%$605
 Oct-90 31.00 0.65      100.57%$606
 Nov-90 30.00 0.63      100.55%$607
 Dec-90 31.00 0.65      100.56%$608
 Jan-91 31.00 0.64      100.55%$608
 Feb-91 28.00 0.54      100.46%$609
 Mar-91 31.00 0.50      100.41%$609
 Apr-91 30.00 0.56      100.48%$609
 May-91 31.00 0.50      100.41%$609
 Jun-91 30.00 0.44      100.36%$609
 Jul-91 31.00 0.52      100.43%$609
 Aug-91 31.00 0.46      100.38%$609
 Sep-91 30.00 0.47      100.39%$609
 Oct-91 31.00 0.45      100.37%$609
 Nov-91 30.00 0.41      100.33%$608
 Dec-91 31.00 0.44      100.35%$608
 Jan-92 31.00 0.41      100.32%$607
 Feb-92 29.00 0.34      100.26%$606
 Mar-92 31.00 0.37      100.28%$606
 Apr-92 30.00 0.33      100.25%$605
 May-92 31.00 0.30      100.22%$604
 Jun-92 30.00 0.33      100.25%$603
 Jul-92 31.00 0.31      100.22%$601
 Aug-92 31.00 0.30      100.22%$600
 Sep-92 30.00 0.28      100.20%$599
 Oct-92 31.00 0.28      100.19%$598
 Nov-92 30.00 0.29      100.21%$597
 Dec-92 31.00 0.30      100.21%$595
 Jan-93 31.00 0.28      100.19%$594
 Feb-93 28.00 0.26      100.18%$593
 Mar-93 31.00 0.29      100.20%$592
 Apr-93 30.00 0.26      100.18%$590
 May-93 31.00 0.24      100.15%$589
 Jun-93 30.00 0.29      100.21%$588
 Jul-93 31.00 0.26      100.17%$586
 Aug-93 31.00 0.27      100.18%$585
 Sep-93 30.00 0.25      100.17%$584
 Oct-93 31.00 0.24      100.15%$582
 Nov-93 30.00 0.27      100.19%$581
 Dec-93 31.00 0.27      100.18%$580
 Jan-94 31.00 0.27      100.18%$578
 Feb-94 28.00 0.24      100.16%$577
 Mar-94 31.00 0.29      100.20%$576
 Apr-94 30.00 0.28      100.20%$575
 May-94 31.00 0.34      100.25%$574
 Jun-94 30.00 0.34      100.26%$573
 Jul-94 31.00 0.34      100.25%$572
 Aug-94 31.00 0.40      100.31%$571
 Sep-94 30.00 0.38      100.30%$571
 Oct-94 31.00 0.41      100.32%$570
 Nov-94 30.00 0.41      100.33%$570
 Dec-94 31.00 0.45      100.36%$570
 Jan-95 31.00 0.50      100.41%$570
 Feb-95 28.00 0.45      100.37%$569
 Mar-95 31.00 0.50      100.41%$569
 Apr-95 30.00 0.45      100.37%$569
 May-95 31.00 0.53      100.44%$569
 Jun-95 30.00 0.48      100.40%$569
 Jul-95 31.00 0.49      100.40%$569
 Aug-95 31.00 0.48      100.39%$569
 Sep-95 30.00 0.45      100.37%$569
 Oct-95 31.00 0.49      100.40%$569
 Nov-95 30.00 0.46      100.38%$569
 Dec-95 31.00 0.44      100.35%$568
 Jan-96 31.00 0.49      100.40%$568
 Feb-96 29.00 0.42      100.34%$568
 Mar-96 31.00 0.41      100.32%$568
 Apr-96 30.00 0.45      100.37%$567
 May-96 31.00 0.43      100.34%$567
 Jun-96 30.00 0.39      100.31%$567
 Jul-96 31.00 0.47      100.38%$566
 Aug-96 31.00 0.43      100.34%$566
 Sep-96 30.00 0.45      100.37%$566
 Oct-96 31.00 0.45      100.36%$565
 Nov-96 30.00 0.42      100.34%$565
 Dec-96 31.00 0.46      100.37%$565
Listed in Order            Max  609
to match MFPR              Min  500


INVESTMENT GRADE BOND PORTFOLIO of Variable Insurance Products Fund II seeks as high a level of current income as is consistent with the preservation of capital by investing in a broad range of investment-grade
fixed-income securities.    The fund may be appropriate for investors who
want high current income from a portfolio of investment-grade debt securities. A fund's level of risk and potential reward depend on the quality and maturity of its investments. With its focus on medium- to high-quality investments, the fund has a moderate risk level and yield potential. The graph below is based on a 5% Benchmark Rate of Return and initial monthly annuity income of $500.

PROSPECTUS CHARTS
    M&E 0.01
    BRR 0.05
  Month # of DInvestment Grade Bond
 Apr-82
 May-82 31.00
 Jun-82 30.00
 Jul-82 31.00
 Aug-82 31.00
 Sep-82 30.00
 Oct-82 31.00
 Nov-82 30.00
 Dec-82 31.00
 Jan-83 31.00
 Feb-83 28.00
 Mar-83 31.00
 Apr-83 30.00
 May-83 31.00
 Jun-83 30.00
 Jul-83 31.00
 Aug-83 31.00
 Sep-83 30.00
 Oct-83 31.00
 Nov-83 30.00
 Dec-83 31.00
 Jan-84 31.00
 Feb-84 29.00
 Mar-84 31.00
 Apr-84 30.00
 May-84 31.00
 Jun-84 30.00
 Jul-84 31.00
 Aug-84 31.00
 Sep-84 30.00
 Oct-84 31.00
 Nov-84 30.00
 Dec-84 31.00
 Jan-85 31.00
 Feb-85 28.00
 Mar-85 31.00
 Apr-85 30.00
 May-85 31.00
 Jun-85 30.00
 Jul-85 31.00
 Aug-85 31.00
 Sep-85 30.00
 Oct-85 31.00
 Nov-85 30.00
 Dec-85 31.00
 Jan-86 31.00
 Feb-86 28.00
 Mar-86 31.00
 Apr-86 30.00
 May-86 31.00
 Jun-86 30.00
 Jul-86 31.00
 Aug-86 31.00
 Sep-86 30.00
 Oct-86 31.00
 Nov-86 30.00
 Dec-86 31.00
 Jan-87 31.00
 Feb-87 28.00
 Mar-87 31.00
 Apr-87 30.00
 May-87 31.00
 Jun-87 30.00
 Jul-87 31.00
 Aug-87 31.00
 Sep-87 30.00
 Oct-87 31.00
 Nov-87 30.00
 Dec-87 31.00
 Jan-88 31.00
 Feb-88 29.00
 Mar-88 31.00
 Apr-88 30.00
 May-88 31.00
 Jun-88 30.00
 Jul-88 31.00
 Aug-88 31.00
 Sep-88 30.00
 Oct-88 31.00
 Nov-88 30.00
 Dec-88 31.00                             $500
 Jan-89 31.00       0.87     100.78%      $502
 Feb-89 28.00       0.22     100.14%      $501
 Mar-89 31.00       0.62     100.54%      $501
 Apr-89 30.00       1.11     101.03%      $504
 May-89 31.00       1.11     101.03%      $507
 Jun-89 30.00       1.92     101.84%      $515
 Jul-89 31.00       1.56     101.47%      $520
 Aug-89 31.00      -0.80      99.12%      $513
 Sep-89 30.00       0.39     100.31%      $513
 Oct-89 31.00       1.55     101.46%      $518
 Nov-89 30.00       0.86     100.78%      $520
 Dec-89 31.00       0.41     100.32%      $520
 Jan-90 31.00      -0.23      99.69%      $516
 Feb-90 28.00       0.57     100.49%      $517
 Mar-90 31.00       0.30     100.22%      $516
 Apr-90 30.00       0.04      99.96%      $513
 May-90 31.00       1.57     101.48%      $519
 Jun-90 30.00       0.78     100.70%      $520
 Jul-90 31.00       0.99     100.91%      $523
 Aug-90 31.00      -0.01      99.91%      $520
 Sep-90 30.00       0.39     100.31%      $520
 Oct-90 31.00       0.01      99.92%      $517
 Nov-90 30.00       0.60     100.52%      $518
 Dec-90 31.00       1.04     100.95%      $521
 Jan-91 31.00       0.20     100.12%      $519
 Feb-91 28.00       1.01     100.93%      $522
 Mar-91 31.00       1.69     101.61%      $528
 Apr-91 30.00       1.47     101.39%      $533
 May-91 31.00       0.77     100.69%      $535
 Jun-91 30.00       0.19     100.11%      $533
 Jul-91 31.00       0.86     100.77%      $535
 Aug-91 31.00       2.09     102.00%      $543
 Sep-91 30.00       1.86     101.77%      $551
 Oct-91 31.00       1.09     101.01%      $554
 Nov-91 30.00       1.08     101.00%      $557
 Dec-91 31.00       2.98     102.90%      $571
 Jan-92 31.00      -0.99      98.92%      $563
 Feb-92 29.00       0.55     100.47%      $563
 Mar-92 31.00      -0.18      99.73%      $559
 Apr-92 30.00       0.73     100.65%      $561
 May-92 31.00       1.54     101.45%      $566
 Jun-92 30.00       1.16     101.08%      $570
 Jul-92 31.00       2.03     101.94%      $579
 Aug-92 31.00       0.60     100.52%      $580
 Sep-92 30.00       1.20     101.12%      $584
 Oct-92 31.00      -1.27      98.65%      $573
 Nov-92 30.00      -0.26      99.66%      $569
 Dec-92 31.00       1.42     101.33%      $574
 Jan-93 31.00       2.10     102.01%      $583
 Feb-93 28.00       1.70     101.62%      $591
 Mar-93 31.00       0.44     100.35%      $590
 Apr-93 30.00       0.61     100.53%      $591
 May-93 31.00       0.17     100.08%      $589
 Jun-93 30.00       1.91     101.83%      $597
 Jul-93 31.00       0.68     100.59%      $599
 Aug-93 31.00       1.78     101.69%      $606
 Sep-93 30.00       0.50     100.42%      $606
 Oct-93 31.00       0.50     100.41%      $606
 Nov-93 30.00      -0.49      99.43%      $600
 Dec-93 31.00       0.59     100.50%      $601
 Jan-94 31.00       1.13     101.04%      $605
 Feb-94 28.00      -1.64      98.28%      $592
 Mar-94 31.00      -2.28      97.64%      $576
 Apr-94 30.00      -0.90      99.02%      $568
 May-94 31.00      -0.27      99.64%      $563
 Jun-94 30.00      -0.27      99.65%      $559
 Jul-94 31.00       1.64     101.55%      $566
 Aug-94 31.00       0.09     100.00%      $563
 Sep-94 30.00      -1.08      98.84%      $554
 Oct-94 31.00       0.09     100.00%      $552
 Nov-94 30.00       0.18     100.10%      $550
 Dec-94 31.00      -0.45      99.47%      $545
 Jan-95 31.00       1.45     101.36%      $550
 Feb-95 28.00       1.93     101.85%      $559
 Mar-95 31.00       0.64     100.55%      $559
 Apr-95 30.00       1.36     101.28%      $564
 May-95 31.00       4.01     103.92%      $584
 Jun-95 30.00       0.77     100.69%      $586
 Jul-95 31.00      -0.34      99.57%      $581
 Aug-95 31.00       1.19     101.10%      $585
 Sep-95 30.00       0.93     100.85%      $587
 Oct-95 31.00       1.34     101.25%      $592
 Nov-95 30.00       1.48     101.40%      $598
 Dec-95 31.00       1.38     101.29%      $603
 Jan-96 31.00       0.64     100.55%      $604
 Feb-96 29.00      -1.83      98.09%      $590
 Mar-96 31.00      -0.77      99.15%      $583
 Apr-96 30.00      -0.60      99.32%      $576
 May-96 31.00      -0.17      99.74%      $573
 Jun-96 30.00       1.21     101.13%      $577
 Jul-96 31.00       0.26     100.17%      $575
 Aug-96 31.00      -0.09      99.82%      $572
 Sep-96 30.00       1.62     101.54%      $578
 Oct-96 31.00       2.19     102.10%      $588
 Nov-96 30.00       1.65     101.57%      $595
 Dec-96 31.00      -0.89      99.03%      $587
Listed in Order                 Max        606
to match MFPR                   Min        500


HIGH INCOME PORTFOLIO of Variable Insurance Products Fund seeks to obtain a high level of current income by investing primarily in high-yielding, lower-rated, fixed-income securities. In choosing these securities growth of capital will also be considered. A fund's level of risk and potential reward depend on the quality and maturity of its investments. The fund is for long-term, aggressive investors who understand the potential risks and rewards of investing in lower-quality debt, including defaulted securities. Investors must be willing to accept the fund's greater price movements and credit risks. The graph below is based on a 5% Benchmark Rate of Return and initial monthly annuity income of $500.

PROSPECTUS CHARTS
    M&E 0.01
    BRR 0.05
  Month # of DHigh Income
 Apr-82
 May-82 31.00
 Jun-82 30.00
 Jul-82 31.00
 Aug-82 31.00
 Sep-82 30.00
 Oct-82 31.00
 Nov-82 30.00
 Dec-82 31.00
 Jan-83 31.00
 Feb-83 28.00
 Mar-83 31.00
 Apr-83 30.00
 May-83 31.00
 Jun-83 30.00
 Jul-83 31.00
 Aug-83 31.00
 Sep-83 30.00
 Oct-83 31.00
 Nov-83 30.00
 Dec-83 31.00
 Jan-84 31.00
 Feb-84 29.00
 Mar-84 31.00
 Apr-84 30.00
 May-84 31.00
 Jun-84 30.00
 Jul-84 31.00
 Aug-84 31.00
 Sep-84 30.00
 Oct-84 31.00
 Nov-84 30.00
 Dec-84 31.00
 Jan-85 31.00
 Feb-85 28.00
 Mar-85 31.00
 Apr-85 30.00
 May-85 31.00
 Jun-85 30.00
 Jul-85 31.00
 Aug-85 31.00
 Sep-85 30.00                $500
 Oct-85 31.00 1.25    101.16%$504
 Nov-85 30.00 1.44    101.36%$509
 Dec-85 31.00 3.34    103.25%$523
 Jan-86 31.00 1.24    101.15%$527
 Feb-86 28.00 3.38    103.30%$542
 Mar-86 31.00 2.47    102.38%$553
 Apr-86 30.00 1.70    101.62%$559
 May-86 31.00 1.53    101.44%$565
 Jun-86 30.00 1.26    101.18%$569
 Jul-86 31.00 -0.30    99.61%$565
 Aug-86 31.00 0.40    100.31%$564
 Sep-86 30.00 0.85    100.77%$566
 Oct-86 31.00 2.99    102.90%$580
 Nov-86 30.00 0.32    100.24%$579
 Dec-86 31.00 0.63    100.54%$580
 Jan-87 31.00 3.65    103.56%$598
 Feb-87 28.00 1.73    101.65%$606
 Mar-87 31.00 0.91    100.82%$608
 Apr-87 30.00 -3.13    96.79%$587
 May-87 31.00 -0.93    98.99%$578
 Jun-87 30.00 2.16    102.08%$588
 Jul-87 31.00 0.11    100.02%$586
 Aug-87 31.00 0.83    100.74%$588
 Sep-87 30.00 -3.48    96.44%$564
 Oct-87 31.00 -4.78    95.14%$535
 Nov-87 30.00 2.95    102.86%$548
 Dec-87 31.00 1.60    101.51%$554
 Jan-88 31.00 3.29    103.20%$569
 Feb-88 29.00 2.99    102.91%$583
 Mar-88 31.00 -0.72    99.20%$576
 Apr-88 30.00 0.78    100.70%$578
 May-88 31.00 -0.15    99.76%$574
 Jun-88 30.00 2.10    102.02%$584
 Jul-88 31.00 1.04    100.95%$587
 Aug-88 31.00 -0.48    99.44%$581
 Sep-88 30.00 0.80    100.72%$583
 Oct-88 31.00 1.09    101.00%$586
 Nov-88 30.00 -0.38    99.54%$581
 Dec-88 31.00 0.79    100.70%$583
 Jan-89 31.00 2.40    102.31%$594
 Feb-89 28.00 0.49    100.41%$594
 Mar-89 31.00 -1.28    98.64%$584
 Apr-89 30.00 -1.11    98.81%$574
 May-89 31.00 1.85    101.76%$582
 Jun-89 30.00 2.86    102.78%$596
 Jul-89 31.00 -0.66    99.26%$589
 Aug-89 31.00 -0.58    99.34%$582
 Sep-89 30.00 -3.50    96.42%$559
 Oct-89 31.00 -4.29    95.63%$533
 Nov-89 30.00 0.08    100.00%$531
 Dec-89 31.00 -0.27    99.64%$527
 Jan-90 31.00 -2.21    97.71%$512
 Feb-90 28.00 -1.54    98.38%$502
 Mar-90 31.00 -1.06    98.86%$494
 Apr-90 30.00 0.30    100.22%$493
 May-90 31.00 2.05    101.96%$501
 Jun-90 30.00 1.58    101.50%$507
 Jul-90 31.00 1.54    101.45%$512
 Aug-90 31.00 -1.67    98.25%$501
 Sep-90 30.00 -2.37    97.55%$486
 Oct-90 31.00 -2.43    97.49%$472
 Nov-90 30.00 2.35    102.27%$481
 Dec-90 31.00 1.40    101.31%$485
 Jan-91 31.00 2.12    102.03%$493
 Feb-91 28.00 5.54    105.46%$518
 Mar-91 31.00 3.54    103.45%$534
 Apr-91 30.00 3.55    103.46%$550
 May-91 31.00 1.47    101.38%$555
 Jun-91 30.00 2.17    102.09%$565
 Jul-91 31.00 3.78    103.69%$583
 Aug-91 31.00 1.37    101.28%$588
 Sep-91 30.00 2.24    102.16%$598
 Oct-91 31.00 3.40    103.31%$616
 Nov-91 30.00 0.85    100.77%$618
 Dec-91 31.00 0.53    100.44%$618
 Jan-92 31.00 5.34    105.25%$648
 Feb-92 29.00 3.63    103.55%$668
 Mar-92 31.00 3.23    103.14%$686
 Apr-92 30.00 0.71    100.63%$688
 May-92 31.00 1.20    101.11%$693
 Jun-92 30.00 1.09    101.01%$697
 Jul-92 31.00 1.96    101.87%$707
 Aug-92 31.00 2.12    102.03%$718
 Sep-92 30.00 1.04    100.96%$722
 Oct-92 31.00 -1.49    98.43%$708
 Nov-92 30.00 1.23    101.15%$713
 Dec-92 31.00 1.03    100.94%$717
 Jan-93 31.00 2.68    102.59%$733
 Feb-93 28.00 1.71    101.63%$742
 Mar-93 31.00 2.31    102.22%$755
 Apr-93 30.00 0.66    100.58%$756
 May-93 31.00 1.49    101.40%$764
 Jun-93 30.00 2.58    102.50%$780
 Jul-93 31.00 0.99    100.90%$784
 Aug-93 31.00 1.07    100.98%$788
 Sep-93 30.00 0.35    100.27%$787
 Oct-93 31.00 2.36    102.27%$802
 Nov-93 30.00 0.94    100.86%$805
 Dec-93 31.00 1.61    101.52%$814
 Jan-94 31.00 3.34    103.25%$837
 Feb-94 28.00 -0.12    99.80%$832
 Mar-94 31.00 -3.37    96.55%$800
 Apr-94 30.00 -1.01    98.91%$788
 May-94 31.00 0.19    100.10%$786
 Jun-94 30.00 -0.37    99.55%$779
 Jul-94 31.00 0.37    100.28%$778
 Aug-94 31.00 0.00     99.91%$774
 Sep-94 30.00 0.74    100.66%$776
 Oct-94 31.00 -0.92    99.00%$765
 Nov-94 30.00 -0.83    99.09%$755
 Dec-94 31.00 0.56    100.47%$756
 Jan-95 31.00 1.12    101.03%$760
 Feb-95 28.00 3.43    103.35%$783
 Mar-95 31.00 1.25    101.16%$789
 Apr-95 30.00 2.93    102.85%$808
 May-95 31.00 2.57    102.48%$825
 Jun-95 30.00 0.27    100.19%$823
 Jul-95 31.00 2.41    102.32%$838
 Aug-95 31.00 0.79    100.70%$841
 Sep-95 30.00 1.65    101.57%$851
 Oct-95 31.00 0.94    100.85%$854
 Nov-95 30.00 0.51    100.43%$855
 Dec-95 31.00 1.18    101.09%$860
 Jan-96 31.00 2.32    102.23%$876
 Feb-96 29.00 1.65    101.57%$886
 Mar-96 31.00 -0.26    99.65%$880
 Apr-96 30.00 1.49    101.41%$888
 May-96 31.00 1.38    101.29%$896
 Jun-96 30.00 0.51    100.43%$896
 Jul-96 31.00 -0.34    99.57%$889
 Aug-96 31.00 1.45    101.36%$897
 Sep-96 30.00 2.94    102.86%$919
 Oct-96 31.00 -0.33    99.58%$912
 Nov-96 30.00 1.06    100.98%$917
 Dec-96 31.00 1.38    101.29%$925
Listed in Order          Max  925
to match MFPR            Min  472


EQUITY-INCOME PORTFOLIO of Variable Insurance Products Fund seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities the Portfolio will also consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the
Standard & Poor's 500 Composite Stock Price Index.    The fund may be
appropriate for investors who are willing to ride out stock market fluctuations in pursuit of potentially high long-term returns. The fund is designed for those who want some income from equity and bond investments, but also want to be invested in the stock market for its long-term growth potential. The graph below is based on a 5% Benchmark Rate of Return and initial monthly annuity income of $500.

PROSPECTUS CHARTS
    M&E 0.01
    BRR 0.05
  Month # of Equity Income
 Apr-82
 May-82 31.00
 Jun-82 30.00
 Jul-82 31.00
 Aug-82 31.00
 Sep-82 30.00
 Oct-82 31.00
 Nov-82 30.00
 Dec-82 31.00
 Jan-83 31.00
 Feb-83 28.00
 Mar-83 31.00
 Apr-83 30.00
 May-83 31.00
 Jun-83 30.00
 Jul-83 31.00
 Aug-83 31.00
 Sep-83 30.00
 Oct-83 31.00
 Nov-83 30.00
 Dec-83 31.00
 Jan-84 31.00
 Feb-84 29.00
 Mar-84 31.00
 Apr-84 30.00
 May-84 31.00
 Jun-84 30.00
 Jul-84 31.00
 Aug-84 31.00
 Sep-84 30.00
 Oct-84 31.00
 Nov-84 30.00
 Dec-84 31.00
 Jan-85 31.00
 Feb-85 28.00
 Mar-85 31.00
 Apr-85 30.00
 May-85 31.00
 Jun-85 30.00
 Jul-85 31.00
 Aug-85 31.00
 Sep-85 30.00
 Oct-85 31.00
 Nov-85 30.00
 Dec-85 31.00
 Jan-86 31.00
 Feb-86 28.00
 Mar-86 31.00
 Apr-86 30.00
 May-86 31.00
 Jun-86 30.00
 Jul-86 31.00
 Aug-86 31.00
 Sep-86 30.00
 Oct-86 31.00                   $500
 Nov-86 30.00   2.18  102.09%   $508
 Dec-86 31.00  -3.00   96.92%   $491
 Jan-87 31.00  11.48  111.38%   $544
 Feb-87 28.00   2.33  102.25%   $554
 Mar-87 31.00   2.54  102.45%   $566
 Apr-87 30.00  -2.49   97.43%   $549
 May-87 31.00   0.62  100.53%   $550
 Jun-87 30.00   2.08  102.00%   $558
 Jul-87 31.00   3.81  103.72%   $577
 Aug-87 31.00   2.75  102.66%   $590
 Sep-87 30.00  -2.10   97.82%   $574
 Oct-87 31.00 -19.51   80.42%   $460
 Nov-87 30.00  -4.47   95.45%   $437
 Dec-87 31.00   5.11  105.02%   $457
 Jan-88 31.00   7.11  107.02%   $488
 Feb-88 29.00   4.96  104.87%   $509
 Mar-88 31.00  -1.74   98.18%   $498
 Apr-88 30.00   1.66  101.57%   $504
 May-88 31.00   1.34  101.25%   $508
 Jun-88 30.00   5.69  105.60%   $534
 Jul-88 31.00  -0.18   99.73%   $531
 Aug-88 31.00  -1.72   98.19%   $519
 Sep-88 30.00   2.97  102.89%   $532
 Oct-88 31.00   1.73  101.64%   $538
 Nov-88 30.00  -1.61   98.31%   $527
 Dec-88 31.00   0.91  100.83%   $529
 Jan-89 31.00   6.18  106.09%   $559
 Feb-89 28.00  -0.51   99.41%   $554
 Mar-89 31.00   2.17  102.08%   $563
 Apr-89 30.00   3.86  103.77%   $582
 May-89 31.00   2.97  102.88%   $596
 Jun-89 30.00   0.07   99.99%   $594
 Jul-89 31.00   5.83  105.74%   $625
 Aug-89 31.00   1.61  101.52%   $632
 Sep-89 30.00  -1.12   98.79%   $622
 Oct-89 31.00  -5.77   94.15%   $583
 Nov-89 30.00   0.57  100.49%   $584
 Dec-89 31.00   0.83  100.75%   $585
 Jan-90 31.00  -6.75   93.17%   $543
 Feb-90 28.00   0.59  100.52%   $544
 Mar-90 31.00   0.16  100.08%   $542
 Apr-90 30.00  -3.47   96.45%   $521
 May-90 31.00   6.62  106.53%   $552
 Jun-90 30.00  -1.00   98.92%   $544
 Jul-90 31.00  -2.45   97.47%   $528
 Aug-90 31.00  -7.99   91.94%   $484
 Sep-90 30.00  -7.76   92.17%   $444
 Oct-90 31.00  -2.55   97.37%   $431
 Nov-90 30.00   7.17  107.08%   $459
 Dec-90 31.00   2.33  102.24%   $468
 Jan-91 31.00   5.36  105.27%   $490
 Feb-91 28.00   6.89  106.80%   $522
 Mar-91 31.00   2.07  101.99%   $530
 Apr-91 30.00   0.47  100.38%   $530
 May-91 31.00   5.49  105.40%   $556
 Jun-91 30.00  -4.09   95.83%   $531
 Jul-91 31.00   5.67  105.58%   $558
 Aug-91 31.00   2.11  102.02%   $567
 Sep-91 30.00  -0.69   99.23%   $560
 Oct-91 31.00   1.67  101.58%   $567
 Nov-91 30.00  -4.31   95.61%   $540
 Dec-91 31.00   7.90  107.81%   $579
 Jan-92 31.00   1.35  101.26%   $584
 Feb-92 29.00   3.25  103.16%   $601
 Mar-92 31.00  -1.23   98.69%   $590
 Apr-92 30.00   3.13  103.05%   $606
 May-92 31.00   0.80  100.71%   $608
 Jun-92 30.00  -0.88   99.04%   $599
 Jul-92 31.00   3.06  102.98%   $615
 Aug-92 31.00  -2.19   97.73%   $598
 Sep-92 30.00   1.04  100.95%   $601
 Oct-92 31.00   1.20  101.11%   $606
 Nov-92 30.00   3.63  103.54%   $625
 Dec-92 31.00   2.82  102.73%   $639
 Jan-93 31.00   2.99  102.90%   $655
 Feb-93 28.00   2.25  102.17%   $667
 Mar-93 31.00   2.98  102.89%   $683
 Apr-93 30.00  -0.42   99.50%   $677
 May-93 31.00   1.81  101.72%   $686
 Jun-93 30.00   1.18  101.10%   $690
 Jul-93 31.00   1.36  101.27%   $696
 Aug-93 31.00   3.83  103.74%   $719
 Sep-93 30.00  -0.38   99.54%   $713
 Oct-93 31.00   0.91  100.82%   $716
 Nov-93 30.00  -1.75   98.17%   $700
 Dec-93 31.00   2.31  102.22%   $713
 Jan-94 31.00   4.40  104.31%   $740
 Feb-94 28.00  -2.58   97.34%   $718
 Mar-94 31.00  -4.18   95.74%   $685
 Apr-94 30.00   3.45  103.36%   $705
 May-94 31.00   0.95  100.86%   $708
 Jun-94 30.00  -0.62   99.30%   $700
 Jul-94 31.00   3.34  103.25%   $720
 Aug-94 31.00   5.15  105.06%   $753
 Sep-94 30.00  -1.64   98.28%   $737
 Oct-94 31.00   2.05  101.96%   $749
 Nov-94 30.00  -3.27   96.65%   $721
 Dec-94 31.00   0.33  100.24%   $720
 Jan-95 31.00   1.56  101.47%   $727
 Feb-95 28.00   3.81  103.73%   $751
 Mar-95 31.00   3.45  103.36%   $773
 Apr-95 30.00   2.78  102.70%   $791
 May-95 31.00   3.01  102.92%   $811
 Jun-95 30.00   1.44  101.36%   $819
 Jul-95 31.00   3.85  103.76%   $846
 Aug-95 31.00   1.25  101.16%   $852
 Sep-95 30.00   3.32  103.23%   $876
 Oct-95 31.00  -1.15   98.77%   $862
 Nov-95 30.00   4.32  104.23%   $895
 Dec-95 31.00   2.93  102.84%   $916
 Jan-96 31.00   2.91  102.82%   $938
 Feb-96 29.00   0.34  100.26%   $937
 Mar-96 31.00   1.05  100.96%   $942
 Apr-96 30.00   1.30  101.22%   $950
 May-96 31.00   1.08  100.99%   $955
 Jun-96 30.00  -0.92   99.00%   $942
 Jul-96 31.00  -4.88   95.04%   $892
 Aug-96 31.00   2.05  101.96%   $905
 Sep-96 30.00   4.28  104.19%   $939
 Oct-96 31.00   1.62  101.53%   $950
 Nov-96 30.00   6.69  106.60% $1,009
 Dec-96 31.00  -1.64   98.28%   $987
Listed in Order          Max   1,009
to match MFPR            Min     431


INDEX 500 PORTFOLIO of Variable Insurance Products Fund II seeks to provide investment results that correspond to the total return (i.e. the combination of capital changes and income) of common stocks publicly traded in the United States. In seeking this objective, the Portfolio attempts to duplicate the composition and total return of the Standard & Poor's 500
Composite Stock Price Index.    The fund may be appropriate for investors
who are willing to ride out stock market fluctuations in pursuit of potentially high long-term returns. The fund is designed for those who want to pursue growth of capital and current income through a portfolio of securities that broadly represents the U.S. stock market, as measured by the S&P 500. The fund seeks to keep expenses low as it attempts to match the return of the S&P 500. Because the fund seeks to track, rather than beat, the performance of the S&P 500, it is not managed in the same manner as other mutual funds. The graph below is based on a 5% Benchmark Rate of Return and initial monthly annuity income of $500.

PROSPECTUS CHARTS
    M&E 0.01
    BRR 0.05
  Month # of Index 500
 Apr-82
 May-82 31.00
 Jun-82 30.00
 Jul-82 31.00
 Aug-82 31.00
 Sep-82 30.00
 Oct-82 31.00
 Nov-82 30.00
 Dec-82 31.00
 Jan-83 31.00
 Feb-83 28.00
 Mar-83 31.00
 Apr-83 30.00
 May-83 31.00
 Jun-83 30.00
 Jul-83 31.00
 Aug-83 31.00
 Sep-83 30.00
 Oct-83 31.00
 Nov-83 30.00
 Dec-83 31.00
 Jan-84 31.00
 Feb-84 29.00
 Mar-84 31.00
 Apr-84 30.00
 May-84 31.00
 Jun-84 30.00
 Jul-84 31.00
 Aug-84 31.00
 Sep-84 30.00
 Oct-84 31.00
 Nov-84 30.00
 Dec-84 31.00
 Jan-85 31.00
 Feb-85 28.00
 Mar-85 31.00
 Apr-85 30.00
 May-85 31.00
 Jun-85 30.00
 Jul-85 31.00
 Aug-85 31.00
 Sep-85 30.00
 Oct-85 31.00
 Nov-85 30.00
 Dec-85 31.00
 Jan-86 31.00
 Feb-86 28.00
 Mar-86 31.00
 Apr-86 30.00
 May-86 31.00
 Jun-86 30.00
 Jul-86 31.00
 Aug-86 31.00
 Sep-86 30.00
 Oct-86 31.00
 Nov-86 30.00
 Dec-86 31.00
 Jan-87 31.00
 Feb-87 28.00
 Mar-87 31.00
 Apr-87 30.00
 May-87 31.00
 Jun-87 30.00
 Jul-87 31.00
 Aug-87 31.00
 Sep-87 30.00
 Oct-87 31.00
 Nov-87 30.00
 Dec-87 31.00
 Jan-88 31.00
 Feb-88 29.00
 Mar-88 31.00
 Apr-88 30.00
 May-88 31.00
 Jun-88 30.00
 Jul-88 31.00
 Aug-88 31.00
 Sep-88 30.00
 Oct-88 31.00
 Nov-88 30.00
 Dec-88 31.00
 Jan-89 31.00
 Feb-89 28.00
 Mar-89 31.00
 Apr-89 30.00
 May-89 31.00
 Jun-89 30.00
 Jul-89 31.00
 Aug-89 31.00
 Sep-89 30.00
 Oct-89 31.00
 Nov-89 30.00
 Dec-89 31.00
 Jan-90 31.00
 Feb-90 28.00
 Mar-90 31.00
 Apr-90 30.00
 May-90 31.00
 Jun-90 30.00
 Jul-90 31.00
 Aug-90 31.00
 Sep-90 30.00
 Oct-90 31.00
 Nov-90 30.00
 Dec-90 31.00
 Jan-91 31.00
 Feb-91 28.00
 Mar-91 31.00
 Apr-91 30.00
 May-91 31.00
 Jun-91 30.00
 Jul-91 31.00
 Aug-91 31.00
 Sep-91 30.00
 Oct-91 31.00
 Nov-91 30.00
 Dec-91 31.00
 Jan-92 31.00
 Feb-92 29.00
 Mar-92 31.00
 Apr-92 30.00
 May-92 31.00
 Jun-92 30.00
 Jul-92 31.00
 Aug-92 31.00
 Sep-92 30.001.16          $500
 Oct-92 31.000.22   100.13%$499
 Nov-92 30.003.41   103.32%$513
 Dec-92 31.001.26   101.17%$517
 Jan-93 31.000.64   100.55%$518
 Feb-93 28.001.32   101.24%$522
 Mar-93 31.002.20   102.11%$531
 Apr-93 30.00-2.55   97.37%$515
 May-93 31.002.60   102.51%$526
 Jun-93 30.000.26   100.18%$525
 Jul-93 31.00-0.46   99.46%$520
 Aug-93 31.003.79   103.70%$537
 Sep-93 30.00-0.81   99.11%$530
 Oct-93 31.002.04   101.95%$538
 Nov-93 30.00-0.97   98.95%$530
 Dec-93 31.001.20   101.11%$534
 Jan-94 31.003.37   103.28%$549
 Feb-94 28.00-2.71   97.22%$532
 Mar-94 31.00-4.34   95.58%$506
 Apr-94 30.001.20   101.12%$510
 May-94 31.001.55   101.46%$515
 Jun-94 30.00-2.44   97.48%$500
 Jul-94 31.003.30   103.21%$514
 Aug-94 31.003.99   103.90%$532
 Sep-94 30.00-2.43   97.49%$516
 Oct-94 31.002.22   102.13%$525
 Nov-94 30.00-3.63   96.29%$504
 Dec-94 31.001.46   101.37%$508
 Jan-95 31.002.65   102.56%$519
 Feb-95 28.003.83   103.75%$537
 Mar-95 31.002.92   102.83%$550
 Apr-95 30.002.94   102.86%$563
 May-95 31.003.93   103.84%$582
 Jun-95 30.002.27   102.19%$593
 Jul-95 31.003.34   103.25%$609
 Aug-95 31.000.25   100.16%$608
 Sep-95 30.004.18   104.09%$630
 Oct-95 31.00-0.34   99.57%$625
 Nov-95 30.004.35   104.26%$649
 Dec-95 31.001.83   101.74%$658
 Jan-96 31.003.42   103.33%$677
 Feb-96 29.000.93   100.85%$680
 Mar-96 31.001.03   100.94%$683
 Apr-96 30.001.40   101.32%$690
 May-96 31.002.55   102.46%$704
 Jun-96 30.000.43   100.35%$703
 Jul-96 31.00-4.43   95.49%$669
 Aug-96 31.002.06   101.97%$679
 Sep-96 30.005.59   105.50%$714
 Oct-96 31.002.76   102.67%$730
 Nov-96 30.007.50   107.41%$781
 Dec-96 31.00-1.97   97.95%$761
Listed in Order        Max  781
to match MFPR          Min  499


GROWTH PORTFOLIO of Variable Insurance Products Fund seeks to achieve capital appreciation normally through the purchase of common stocks (although the Portfolio's investments are not restricted to any one type of security). Capital appreciation may also be found in other types of
securities, including bonds and preferred stocks.    The fund may be
appropriate for investors who are willing to ride out stock market fluctuations in pursuit of potentially high long-term returns. The fund is designed for those who want to pursue growth wherever it may arise, and who understand that this strategy often leads to investments in smaller, less well-known companies. The fund invests for growth and does not pursue an income strategy. The graph below is based on a 5% Benchmark Rate of Return and initial monthly annuity income of $500.

PROSPECTUS CHARTS
    M&E 0.01
    BRR 0.05
  Month # of Growth
 Apr-82
 May-82 31.00
 Jun-82 30.00
 Jul-82 31.00
 Aug-82 31.00
 Sep-82 30.00
 Oct-82 31.00
 Nov-82 30.00
 Dec-82 31.00
 Jan-83 31.00
 Feb-83 28.00
 Mar-83 31.00
 Apr-83 30.00
 May-83 31.00
 Jun-83 30.00
 Jul-83 31.00
 Aug-83 31.00
 Sep-83 30.00
 Oct-83 31.00
 Nov-83 30.00
 Dec-83 31.00
 Jan-84 31.00
 Feb-84 29.00
 Mar-84 31.00
 Apr-84 30.00
 May-84 31.00
 Jun-84 30.00
 Jul-84 31.00
 Aug-84 31.00
 Sep-84 30.00
 Oct-84 31.00
 Nov-84 30.00
 Dec-84 31.00
 Jan-85 31.00
 Feb-85 28.00
 Mar-85 31.00
 Apr-85 30.00
 May-85 31.00
 Jun-85 30.00
 Jul-85 31.00
 Aug-85 31.00
 Sep-85 30.00
 Oct-85 31.00
 Nov-85 30.00
 Dec-85 31.00
 Jan-86 31.00
 Feb-86 28.00
 Mar-86 31.00
 Apr-86 30.00
 May-86 31.00
 Jun-86 30.00
 Jul-86 31.00
 Aug-86 31.00
 Sep-86 30.00NEED #S
 Oct-86 31.00                  $500
 Nov-86 30.002.20   102.12%    $509
 Dec-86 31.00-1.86   98.06%    $497
 Jan-87 31.0010.67  110.58%    $547
 Feb-87 28.004.95   104.87%    $571
 Mar-87 31.001.63   101.54%    $578
 Apr-87 30.000.00    99.92%    $575
 May-87 31.000.68   100.59%    $576
 Jun-87 30.002.94   102.86%    $590
 Jul-87 31.004.00   103.91%    $611
 Aug-87 31.002.98   102.89%    $626
 Sep-87 30.00-1.14   98.78%    $616
 Oct-87 31.00-21.9   77.96%    $478
 Nov-87 30.00-7.02   92.90%    $442
 Dec-87 31.0010.31  110.22%    $485
 Jan-88 31.002.17   102.08%    $493
 Feb-88 29.008.11   108.02%    $531
 Mar-88 31.00-0.89   99.03%    $524
 Apr-88 30.001.26   101.18%    $528
 May-88 31.00-0.89   99.03%    $520
 Jun-88 30.005.03   104.94%    $544
 Jul-88 31.00-0.51   99.41%    $538
 Aug-88 31.00-2.41   97.51%    $523
 Sep-88 30.002.82   102.74%    $535
 Oct-88 31.000.26   100.17%    $534
 Nov-88 30.00-0.94   98.98%    $526
 Dec-88 31.001.03   100.94%    $529
 Jan-89 31.007.17   107.08%    $564
 Feb-89 28.00-2.07   97.85%    $550
 Mar-89 31.003.02   102.93%    $564
 Apr-89 30.005.29   105.20%    $591
 May-89 31.003.58   103.49%    $609
 Jun-89 30.00-1.32   98.60%    $598
 Jul-89 31.008.94   108.85%    $648
 Aug-89 31.001.71   101.62%    $656
 Sep-89 30.000.87   100.79%    $658
 Oct-89 31.00-2.80   97.12%    $637
 Nov-89 30.001.64   101.56%    $644
 Dec-89 31.002.36   102.27%    $656
 Jan-90 31.00-5.80   94.12%    $615
 Feb-90 28.000.96   100.88%    $618
 Mar-90 31.001.22   101.13%    $622
 Apr-90 30.00-2.91   97.01%    $601
 May-90 31.008.85   108.76%    $651
 Jun-90 30.002.08   102.00%    $661
 Jul-90 31.00-1.58   98.34%    $648
 Aug-90 31.00-10.3   89.62%    $578
 Sep-90 30.00-10.2   89.64%    $516
 Oct-90 31.00-3.57   96.35%    $495
 Nov-90 30.008.10   108.01%    $533
 Dec-90 31.002.95   102.86%    $546
 Jan-91 31.006.66   106.57%    $579
 Feb-91 28.007.46   107.38%    $620
 Mar-91 31.003.02   102.93%    $635
 Apr-91 30.00-0.93   98.99%    $626
 May-91 31.005.91   105.82%    $660
 Jun-91 30.00-7.42   92.50%    $608
 Jul-91 31.009.53   109.44%    $663
 Aug-91 31.004.44   104.35%    $689
 Sep-91 30.000.78   100.70%    $691
 Oct-91 31.003.09   103.00%    $708
 Nov-91 30.00-5.71   94.21%    $665
 Dec-91 31.0013.21  113.11%    $749
 Jan-92 31.006.10   106.01%    $791
 Feb-92 29.002.09   102.01%    $803
 Mar-92 31.00-6.13   93.79%    $750
 Apr-92 30.00-3.92   96.00%    $717
 May-92 31.00-0.85   99.07%    $708
 Jun-92 30.00-3.88   96.04%    $677
 Jul-92 31.003.86   103.77%    $700
 Aug-92 31.00-2.75   97.17%    $677
 Sep-92 30.001.76   101.68%    $686
 Oct-92 31.003.87   103.78%    $709
 Nov-92 30.006.68   106.59%    $752
 Dec-92 31.003.08   102.99%    $772
 Jan-93 31.001.97   101.88%    $783
 Feb-93 28.00-2.06   97.86%    $763
 Mar-93 31.003.99   103.90%    $790
 Apr-93 30.00-1.05   98.87%    $778
 May-93 31.007.45   107.36%    $831
 Jun-93 30.001.03   100.95%    $836
 Jul-93 31.00-0.28   99.63%    $830
 Aug-93 31.005.02   104.93%    $867
 Sep-93 30.001.86   101.78%    $879
 Oct-93 31.000.96   100.87%    $883
 Nov-93 30.00-4.05   95.87%    $843
 Dec-93 31.003.54   103.45%    $868
 Jan-94 31.002.51   102.42%    $886
 Feb-94 28.00-1.03   98.89%    $873
 Mar-94 31.00-4.54   95.38%    $829
 Apr-94 30.000.62   100.54%    $830
 May-94 31.00-2.32   97.60%    $807
 Jun-94 30.00-5.08   94.84%    $762
 Jul-94 31.003.47   103.38%    $785
 Aug-94 31.005.67   105.58%    $825
 Sep-94 30.00-1.21   98.71%    $811
 Oct-94 31.004.06   103.97%    $840
 Nov-94 30.00-3.99   95.93%    $802
 Dec-94 31.002.55   102.46%    $819
 Jan-95 31.00-1.89   98.03%    $799
 Feb-95 28.004.14   104.06%    $828
 Mar-95 31.003.63   103.54%    $854
 Apr-95 30.003.37   103.28%    $879
 May-95 31.003.90   103.81%    $909
 Jun-95 30.008.85   108.76%    $984
 Jul-95 31.009.89   109.80%  $1,076
 Aug-95 31.001.23   101.14%  $1,084
 Sep-95 30.002.59   102.51%  $1,107
 Oct-95 31.00-1.02   98.90%  $1,090
 Nov-95 30.00-0.07   99.85%  $1,084
 Dec-95 31.00-3.12   96.80%  $1,045
 Jan-96 31.001.58   101.49%  $1,056
 Feb-96 29.003.35   103.27%  $1,086
 Mar-96 31.000.39   100.30%  $1,085
 Apr-96 30.003.91   103.82%  $1,122
 May-96 31.003.13   103.04%  $1,151
 Jun-96 30.00-1.96   97.96%  $1,123
 Jul-96 31.00-7.65   92.27%  $1,032
 Aug-96 31.002.99   102.90%  $1,058
 Sep-96 30.006.72   106.63%  $1,124
 Oct-96 31.00-0.23   99.68%  $1,115
 Nov-96 30.005.55   105.46%  $1,172
 Dec-96 31.00-3.08   96.84%  $1,130
Listed in Order        Max    1,172
to match MFPR          Min      442


OVERSEAS PORTFOLIO of Variable Insurance Products Fund seeks long-term growth of capital primarily through investments in foreign securities. Overseas Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside of the
United States.    The fund may be appropriate for investors who want to
pursue their investment goals in markets outside of the United States. By including international investments in your portfolio, you can achieve additional diversification and participate in growth opportunities around the world. However, it is important to note that investments in foreign securities involve risks in addition to those of U.S. investments.In addition to general risks, international investing involves different or increased risks. The performance of international funds depends upon currency values, the political and regulatory environment, and overall economic factors in the countries in which the fund invests. The graph below is based on a 5% Benchmark Rate of Return and initial monthly annuity income of $500.

PROSPECTUS CHARTS
    M&E 0.01
    BRR 0.05
  Month # of Overseas
 Apr-82
 May-82 31.00
 Jun-82 30.00
 Jul-82 31.00
 Aug-82 31.00
 Sep-82 30.00
 Oct-82 31.00
 Nov-82 30.00
 Dec-82 31.00
 Jan-83 31.00
 Feb-83 28.00
 Mar-83 31.00
 Apr-83 30.00
 May-83 31.00
 Jun-83 30.00
 Jul-83 31.00
 Aug-83 31.00
 Sep-83 30.00
 Oct-83 31.00
 Nov-83 30.00
 Dec-83 31.00
 Jan-84 31.00
 Feb-84 29.00
 Mar-84 31.00
 Apr-84 30.00
 May-84 31.00
 Jun-84 30.00
 Jul-84 31.00
 Aug-84 31.00
 Sep-84 30.00
 Oct-84 31.00
 Nov-84 30.00
 Dec-84 31.00
 Jan-85 31.00
 Feb-85 28.00
 Mar-85 31.00
 Apr-85 30.00
 May-85 31.00
 Jun-85 30.00
 Jul-85 31.00
 Aug-85 31.00
 Sep-85 30.00
 Oct-85 31.00
 Nov-85 30.00
 Dec-85 31.00
 Jan-86 31.00
 Feb-86 28.00
 Mar-86 31.00
 Apr-86 30.00
 May-86 31.00
 Jun-86 30.00
 Jul-86 31.00
 Aug-86 31.00
 Sep-86 30.00
 Oct-86 31.00
 Nov-86 30.00
 Dec-86 31.00
 Jan-87 31.00                 $500
 Feb-87 28.000.10   100.02%   $498
 Mar-87 31.004.50   104.41%   $518
 Apr-87 30.007.27   107.18%   $553
 May-87 31.00-1.43   98.49%   $542
 Jun-87 30.00-4.88   95.04%   $513
 Jul-87 31.00-1.14   98.77%   $505
 Aug-87 31.008.85   108.75%   $547
 Sep-87 30.00-2.21   97.71%   $532
 Oct-87 31.00-20.8   79.07%   $419
 Nov-87 30.000.91   100.83%   $421
 Dec-87 31.007.04   106.95%   $448
 Jan-88 31.00-3.42   96.50%   $431
 Feb-88 29.002.66   102.58%   $440
 Mar-88 31.004.53   104.44%   $458
 Apr-88 30.001.65   101.57%   $463
 May-88 31.00-1.83   98.09%   $452
 Jun-88 30.00-1.76   98.16%   $442
 Jul-88 31.00-0.74   99.18%   $437
 Aug-88 31.00-3.50   96.42%   $419
 Sep-88 30.004.29   104.20%   $435
 Oct-88 31.004.43   104.34%   $452
 Nov-88 30.001.82   101.73%   $458
 Dec-88 31.000.20   100.11%   $457
 Jan-89 31.002.97   102.88%   $468
 Feb-89 28.001.73   101.65%   $474
 Mar-89 31.00-0.09   99.82%   $471
 Apr-89 30.002.95   102.87%   $483
 May-89 31.00-3.70   96.22%   $463
 Jun-89 30.00-0.38   99.53%   $459
 Jul-89 31.009.35   109.26%   $499
 Aug-89 31.00-0.71   99.21%   $493
 Sep-89 30.006.22   106.13%   $521
 Oct-89 31.00-5.43   94.48%   $490
 Nov-89 30.005.39   105.31%   $514
 Dec-89 31.006.29   106.20%   $544
 Jan-90 31.00-1.34   98.57%   $534
 Feb-90 28.00-2.33   97.59%   $519
 Mar-90 31.003.78   103.69%   $536
 Apr-90 30.000.55   100.47%   $537
 May-90 31.006.54   106.44%   $569
 Jun-90 30.002.22   102.13%   $579
 Jul-90 31.005.06   104.97%   $605
 Aug-90 31.00-10.1   89.74%   $541
 Sep-90 30.00-9.50   90.42%   $487
 Oct-90 31.009.31   109.22%   $530
 Nov-90 30.00-3.10   96.82%   $511
 Dec-90 31.00-0.72   99.20%   $504
 Jan-91 31.000.97   100.88%   $507
 Feb-91 28.003.37   103.29%   $522
 Mar-91 31.00-2.92   96.99%   $504
 Apr-91 30.002.20   102.11%   $512
 May-91 31.000.24   100.15%   $511
 Jun-91 30.00-5.48   94.44%   $481
 Jul-91 31.004.96   104.87%   $502
 Aug-91 31.000.32   100.23%   $501
 Sep-91 30.004.07   103.99%   $519
 Oct-91 31.000.69   100.60%   $520
 Nov-91 30.00-3.58   96.34%   $499
 Dec-91 31.003.48   103.39%   $514
 Jan-92 31.001.22   101.14%   $517
 Feb-92 29.00-2.08   97.84%   $504
 Mar-92 31.00-2.03   97.89%   $492
 Apr-92 30.006.22   106.13%   $520
 May-92 31.004.35   104.27%   $539
 Jun-92 30.00-1.87   98.05%   $527
 Jul-92 31.00-6.38   93.54%   $491
 Aug-92 31.00-0.86   99.05%   $484
 Sep-92 30.00-4.03   95.89%   $462
 Oct-92 31.00-6.83   93.09%   $429
 Nov-92 30.00-0.53   99.39%   $424
 Dec-92 31.002.49   102.40%   $433
 Jan-93 31.002.86   102.77%   $443
 Feb-93 28.001.96   101.88%   $450
 Mar-93 31.006.94   106.85%   $478
 Apr-93 30.006.65   106.56%   $508
 May-93 31.002.15   102.06%   $516
 Jun-93 30.00-2.47   97.45%   $501
 Jul-93 31.003.95   103.86%   $518
 Aug-93 31.005.44   105.35%   $543
 Sep-93 30.00-0.48   99.44%   $538
 Oct-93 31.003.62   103.53%   $555
 Nov-93 30.00-4.22   95.70%   $529
 Dec-93 31.006.61   106.52%   $561
 Jan-94 31.006.52   106.43%   $595
 Feb-94 28.00-1.76   98.16%   $582
 Mar-94 31.00-2.48   97.44%   $564
 Apr-94 30.003.31   103.22%   $580
 May-94 31.00-1.23   98.69%   $570
 Jun-94 30.00-1.06   98.86%   $562
 Jul-94 31.002.65   102.56%   $574
 Aug-94 31.001.17   101.08%   $577
 Sep-94 30.00-2.61   97.31%   $560
 Oct-94 31.002.06   101.97%   $568
 Nov-94 30.00-3.79   96.13%   $544
 Dec-94 31.00-0.57   99.35%   $538
 Jan-95 31.00-4.15   95.77%   $513
 Feb-95 28.000.26   100.18%   $512
 Mar-95 31.003.08   102.99%   $526
 Apr-95 30.002.86   102.78%   $538
 May-95 31.001.39   101.30%   $543
 Jun-95 30.000.81   100.73%   $544
 Jul-95 31.004.44   104.35%   $566
 Aug-95 31.00-2.78   97.14%   $547
 Sep-95 30.001.46   101.38%   $553
 Oct-95 31.00-1.98   97.94%   $539
 Nov-95 30.001.16   101.08%   $543
 Dec-95 31.002.96   102.87%   $556
 Jan-96 31.001.88   101.79%   $564
 Feb-96 29.000.22   100.14%   $562
 Mar-96 31.001.53   101.44%   $568
 Apr-96 30.002.78   102.70%   $581
 May-96 31.000.06    99.97%   $578
 Jun-96 30.000.73   100.65%   $580
 Jul-96 31.00-2.96   96.96%   $560
 Aug-96 31.000.75   100.66%   $561
 Sep-96 30.002.92   102.84%   $575
 Oct-96 31.00-1.00   98.92%   $566
 Nov-96 30.005.22   105.13%   $593
 Dec-96 31.000.53   100.44%   $593
Listed in Order        Max     605
to match MFPR          Min     419


ASSET MANAGER: GROWTH PORTFOLIO of Variable Insurance Products Fund II seeks to maximize total return by allocating its assets among a mix of domestic and foreign stocks, bonds and short-term fixed income
instruments.    The fund may be appropriate for investors who want to
diversify among domestic and foreign stocks, bonds, short-term instruments and other types of securities, in one fund. The fund, while spreading its assets among all three asset classes, uses a more aggressive approach by focusing on stocks for a higher potential return. Because the fund own different types of investments, their performance is affected by a variety of factors. The value of the fund's investments and the income generated will vary from day to day, and generally reflect interest rates, market conditions, and other company, political and economic news. Performance also depends on FMR's skills in allocating assets. The graph below is based on a 5% Benchmark Rate of Return and initial monthly annuity income of $500.

PROSPECTUS CHARTS
    M&E 0.01
    BRR 0.05
  Month # of DAsset Manager:Growth
 Apr-82
 May-82 31.00
 Jun-82 30.00
 Jul-82 31.00
 Aug-82 31.00
 Sep-82 30.00
 Oct-82 31.00
 Nov-82 30.00
 Dec-82 31.00
 Jan-83 31.00
 Feb-83 28.00
 Mar-83 31.00
 Apr-83 30.00
 May-83 31.00
 Jun-83 30.00
 Jul-83 31.00
 Aug-83 31.00
 Sep-83 30.00
 Oct-83 31.00
 Nov-83 30.00
 Dec-83 31.00
 Jan-84 31.00
 Feb-84 29.00
 Mar-84 31.00
 Apr-84 30.00
 May-84 31.00
 Jun-84 30.00
 Jul-84 31.00
 Aug-84 31.00
 Sep-84 30.00
 Oct-84 31.00
 Nov-84 30.00
 Dec-84 31.00
 Jan-85 31.00
 Feb-85 28.00
 Mar-85 31.00
 Apr-85 30.00
 May-85 31.00
 Jun-85 30.00
 Jul-85 31.00
 Aug-85 31.00
 Sep-85 30.00
 Oct-85 31.00
 Nov-85 30.00
 Dec-85 31.00
 Jan-86 31.00
 Feb-86 28.00
 Mar-86 31.00
 Apr-86 30.00
 May-86 31.00
 Jun-86 30.00
 Jul-86 31.00
 Aug-86 31.00
 Sep-86 30.00
 Oct-86 31.00
 Nov-86 30.00
 Dec-86 31.00
 Jan-87 31.00
 Feb-87 28.00
 Mar-87 31.00
 Apr-87 30.00
 May-87 31.00
 Jun-87 30.00
 Jul-87 31.00
 Aug-87 31.00
 Sep-87 30.00
 Oct-87 31.00
 Nov-87 30.00
 Dec-87 31.00
 Jan-88 31.00
 Feb-88 29.00
 Mar-88 31.00
 Apr-88 30.00
 May-88 31.00
 Jun-88 30.00
 Jul-88 31.00
 Aug-88 31.00
 Sep-88 30.00
 Oct-88 31.00
 Nov-88 30.00
 Dec-88 31.00
 Jan-89 31.00
 Feb-89 28.00
 Mar-89 31.00
 Apr-89 30.00
 May-89 31.00
 Jun-89 30.00
 Jul-89 31.00
 Aug-89 31.00
 Sep-89 30.00
 Oct-89 31.00
 Nov-89 30.00
 Dec-89 31.00
 Jan-90 31.00
 Feb-90 28.00
 Mar-90 31.00
 Apr-90 30.00
 May-90 31.00
 Jun-90 30.00
 Jul-90 31.00
 Aug-90 31.00
 Sep-90 30.00
 Oct-90 31.00
 Nov-90 30.00
 Dec-90 31.00
 Jan-91 31.00
 Feb-91 28.00
 Mar-91 31.00
 Apr-91 30.00
 May-91 31.00
 Jun-91 30.00
 Jul-91 31.00
 Aug-91 31.00
 Sep-91 30.00
 Oct-91 31.00
 Nov-91 30.00
 Dec-91 31.00
 Jan-92 31.00
 Feb-92 29.00
 Mar-92 31.00
 Apr-92 30.00
 May-92 31.00
 Jun-92 30.00
 Jul-92 31.00
 Aug-92 31.00
 Sep-92 30.00
 Oct-92 31.00
 Nov-92 30.00
 Dec-92 31.00
 Jan-93 31.00
 Feb-93 28.00
 Mar-93 31.00
 Apr-93 30.00
 May-93 31.00
 Jun-93 30.00
 Jul-93 31.00
 Aug-93 31.00
 Sep-93 30.00
 Oct-93 31.00
 Nov-93 30.00
 Dec-93 31.00
 Jan-94 31.00
 Feb-94 28.00
 Mar-94 31.00
 Apr-94 30.00
 May-94 31.00
 Jun-94 30.00
 Jul-94 31.00
 Aug-94 31.00
 Sep-94 30.00
 Oct-94 31.00
 Nov-94 30.00
 Dec-94 31.00
 Jan-95 31.00                                   $500
 Feb-95 28.00         1.50       101.42%        $505
 Mar-95 31.00         1.38       101.29%        $510
 Apr-95 30.00         2.62       102.54%        $520
 May-95 31.00         1.42       101.33%        $525
 Jun-95 30.00         4.01       103.92%        $544
 Jul-95 31.00         3.67       103.58%        $561
 Aug-95 31.00         4.49       104.40%        $583
 Sep-95 30.00         1.49       101.41%        $589
 Oct-95 31.00        -3.83        96.09%        $564
 Nov-95 30.00         1.78       101.70%        $571
 Dec-95 31.00         2.52       102.43%        $582
 Jan-96 31.00         2.38       102.29%        $593
 Feb-96 29.00         0.35       100.27%        $592
 Mar-96 31.00         1.80       101.71%        $600
 Apr-96 30.00         2.36       102.28%        $611
 May-96 31.00         1.56       101.47%        $618
 Jun-96 30.00         0.40       100.32%        $617
 Jul-96 31.00        -2.50        97.42%        $599
 Aug-96 31.00         0.74       100.65%        $600
 Sep-96 30.00         4.11       104.02%        $622
 Oct-96 31.00         2.92       102.83%        $637
 Nov-96 30.00         6.51       106.42%        $675
 Dec-96 31.00        -1.90        98.02%        $659
Listed in Order                     Max          675
to match MFPR                       Min          500


CONTRAFUND PORTFOLIO of Variable Insurance Products Fund II seeks capital appreciation by investing primarily in equity securities of companies that are considered to be undervalued or out-of-favor by the Fund's advisor.
The fund may be appropriate for investors who are willing to ride out stock market fluctuations in pursuit of potentially high long-term returns. The fund is designed for those who are looking for an investment approach that follows a contrarian philosophy. The graph below is based on a 5% Benchmark Rate of Return and initial monthly annuity income of $500.

PROSPECTUS CHARTS
    M&E 0.01
    BRR 0.05
  Month # of DContrafund
 Apr-82
 May-82 31.00
 Jun-82 30.00
 Jul-82 31.00
 Aug-82 31.00
 Sep-82 30.00
 Oct-82 31.00
 Nov-82 30.00
 Dec-82 31.00
 Jan-83 31.00
 Feb-83 28.00
 Mar-83 31.00
 Apr-83 30.00
 May-83 31.00
 Jun-83 30.00
 Jul-83 31.00
 Aug-83 31.00
 Sep-83 30.00
 Oct-83 31.00
 Nov-83 30.00
 Dec-83 31.00
 Jan-84 31.00
 Feb-84 29.00
 Mar-84 31.00
 Apr-84 30.00
 May-84 31.00
 Jun-84 30.00
 Jul-84 31.00
 Aug-84 31.00
 Sep-84 30.00
 Oct-84 31.00
 Nov-84 30.00
 Dec-84 31.00
 Jan-85 31.00
 Feb-85 28.00
 Mar-85 31.00
 Apr-85 30.00
 May-85 31.00
 Jun-85 30.00
 Jul-85 31.00
 Aug-85 31.00
 Sep-85 30.00
 Oct-85 31.00
 Nov-85 30.00
 Dec-85 31.00
 Jan-86 31.00
 Feb-86 28.00
 Mar-86 31.00
 Apr-86 30.00
 May-86 31.00
 Jun-86 30.00
 Jul-86 31.00
 Aug-86 31.00
 Sep-86 30.00
 Oct-86 31.00
 Nov-86 30.00
 Dec-86 31.00
 Jan-87 31.00
 Feb-87 28.00
 Mar-87 31.00
 Apr-87 30.00
 May-87 31.00
 Jun-87 30.00
 Jul-87 31.00
 Aug-87 31.00
 Sep-87 30.00
 Oct-87 31.00
 Nov-87 30.00
 Dec-87 31.00
 Jan-88 31.00
 Feb-88 29.00
 Mar-88 31.00
 Apr-88 30.00
 May-88 31.00
 Jun-88 30.00
 Jul-88 31.00
 Aug-88 31.00
 Sep-88 30.00
 Oct-88 31.00
 Nov-88 30.00
 Dec-88 31.00
 Jan-89 31.00
 Feb-89 28.00
 Mar-89 31.00
 Apr-89 30.00
 May-89 31.00
 Jun-89 30.00
 Jul-89 31.00
 Aug-89 31.00
 Sep-89 30.00
 Oct-89 31.00
 Nov-89 30.00
 Dec-89 31.00
 Jan-90 31.00
 Feb-90 28.00
 Mar-90 31.00
 Apr-90 30.00
 May-90 31.00
 Jun-90 30.00
 Jul-90 31.00
 Aug-90 31.00
 Sep-90 30.00
 Oct-90 31.00
 Nov-90 30.00
 Dec-90 31.00
 Jan-91 31.00
 Feb-91 28.00
 Mar-91 31.00
 Apr-91 30.00
 May-91 31.00
 Jun-91 30.00
 Jul-91 31.00
 Aug-91 31.00
 Sep-91 30.00
 Oct-91 31.00
 Nov-91 30.00
 Dec-91 31.00
 Jan-92 31.00
 Feb-92 29.00
 Mar-92 31.00
 Apr-92 30.00
 May-92 31.00
 Jun-92 30.00
 Jul-92 31.00
 Aug-92 31.00
 Sep-92 30.00
 Oct-92 31.00
 Nov-92 30.00
 Dec-92 31.00
 Jan-93 31.00
 Feb-93 28.00
 Mar-93 31.00
 Apr-93 30.00
 May-93 31.00
 Jun-93 30.00
 Jul-93 31.00
 Aug-93 31.00
 Sep-93 30.00
 Oct-93 31.00
 Nov-93 30.00
 Dec-93 31.00
 Jan-94 31.00
 Feb-94 28.00
 Mar-94 31.00
 Apr-94 30.00
 May-94 31.00
 Jun-94 30.00
 Jul-94 31.00
 Aug-94 31.00
 Sep-94 30.00
 Oct-94 31.00
 Nov-94 30.00
 Dec-94 31.00
 Jan-95 31.00                $500
 Feb-95 28.00 5.07    104.99%$523
 Mar-95 31.00 5.01    104.92%$546
 Apr-95 30.00 5.42    105.33%$573
 May-95 31.00 2.18    102.09%$583
 Jun-95 30.00 6.56    106.47%$618
 Jul-95 31.00 7.85    107.76%$663
 Aug-95 31.00 1.26    101.17%$668
 Sep-95 30.00 2.20    102.12%$680
 Oct-95 31.00 -2.08    97.84%$662
 Nov-95 30.00 1.83    101.75%$671
 Dec-95 31.00 0.44    100.35%$671
 Jan-96 31.00 0.73    100.64%$672
 Feb-96 29.00 0.36    100.28%$672
 Mar-96 31.00 3.26    103.17%$690
 Apr-96 30.00 3.30    103.21%$709
 May-96 31.00 1.15    101.06%$714
 Jun-96 30.00 -0.81    99.11%$705
 Jul-96 31.00 -4.67    95.25%$668
 Aug-96 31.00 3.83    103.74%$691
 Sep-96 30.00 4.24    104.15%$716
 Oct-96 31.00 3.08    102.99%$735
 Nov-96 30.00 5.98    105.89%$775
 Dec-96 31.00 -0.60    99.32%$766
Listed in Order          Max  775
to match MFPR            Min  500


       GROWTH OPPORTUNITIES PORTFOLIO    of Variable Insurance Products
Fund III seeks capital growth by investing in a wide range of common domestic and foreign stocks, and securities convertible into common stocks. Although the fund invests primarily in common stock, it has the ability to purchase securities, such as preferred stock and bonds that may produce capital growth. The value of the fund's investments and, as applicable, the income they generate will vary from day to day, and generally reflect changes in market conditions, interest rates, and other company, political, or economic news. In the short-term, stock prices can fluctuate dramatically in response to these factors. The graph below is based on a 5% Benchmark Rate of Return and initial monthly annuity income of $500.

PROSPECTUS CHARTS
    M&E 0.01
    BRR 0.05
  Month # of Growth Opportunities
 Apr-82
 May-82 31.00
 Jun-82 30.00
 Jul-82 31.00
 Aug-82 31.00
 Sep-82 30.00
 Oct-82 31.00
 Nov-82 30.00
 Dec-82 31.00
 Jan-83 31.00
 Feb-83 28.00
 Mar-83 31.00
 Apr-83 30.00
 May-83 31.00
 Jun-83 30.00
 Jul-83 31.00
 Aug-83 31.00
 Sep-83 30.00
 Oct-83 31.00
 Nov-83 30.00
 Dec-83 31.00
 Jan-84 31.00
 Feb-84 29.00
 Mar-84 31.00
 Apr-84 30.00
 May-84 31.00
 Jun-84 30.00
 Jul-84 31.00
 Aug-84 31.00
 Sep-84 30.00
 Oct-84 31.00
 Nov-84 30.00
 Dec-84 31.00
 Jan-85 31.00
 Feb-85 28.00
 Mar-85 31.00
 Apr-85 30.00
 May-85 31.00
 Jun-85 30.00
 Jul-85 31.00
 Aug-85 31.00
 Sep-85 30.00
 Oct-85 31.00
 Nov-85 30.00
 Dec-85 31.00
 Jan-86 31.00
 Feb-86 28.00
 Mar-86 31.00
 Apr-86 30.00
 May-86 31.00
 Jun-86 30.00
 Jul-86 31.00
 Aug-86 31.00
 Sep-86 30.00
 Oct-86 31.00
 Nov-86 30.00
 Dec-86 31.00
 Jan-87 31.00
 Feb-87 28.00
 Mar-87 31.00
 Apr-87 30.00
 May-87 31.00
 Jun-87 30.00
 Jul-87 31.00
 Aug-87 31.00
 Sep-87 30.00
 Oct-87 31.00
 Nov-87 30.00
 Dec-87 31.00
 Jan-88 31.00
 Feb-88 29.00
 Mar-88 31.00
 Apr-88 30.00
 May-88 31.00
 Jun-88 30.00
 Jul-88 31.00
 Aug-88 31.00
 Sep-88 30.00
 Oct-88 31.00
 Nov-88 30.00
 Dec-88 31.00
 Jan-89 31.00
 Feb-89 28.00
 Mar-89 31.00
 Apr-89 30.00
 May-89 31.00
 Jun-89 30.00
 Jul-89 31.00
 Aug-89 31.00
 Sep-89 30.00
 Oct-89 31.00
 Nov-89 30.00
 Dec-89 31.00
 Jan-90 31.00
 Feb-90 28.00
 Mar-90 31.00
 Apr-90 30.00
 May-90 31.00
 Jun-90 30.00
 Jul-90 31.00
 Aug-90 31.00
 Sep-90 30.00
 Oct-90 31.00
 Nov-90 30.00
 Dec-90 31.00
 Jan-91 31.00
 Feb-91 28.00
 Mar-91 31.00
 Apr-91 30.00
 May-91 31.00
 Jun-91 30.00
 Jul-91 31.00
 Aug-91 31.00
 Sep-91 30.00
 Oct-91 31.00
 Nov-91 30.00
 Dec-91 31.00
 Jan-92 31.00
 Feb-92 29.00
 Mar-92 31.00
 Apr-92 30.00
 May-92 31.00
 Jun-92 30.00
 Jul-92 31.00
 Aug-92 31.00
 Sep-92 30.00
 Oct-92 31.00
 Nov-92 30.00
 Dec-92 31.00
 Jan-93 31.00
 Feb-93 28.00
 Mar-93 31.00
 Apr-93 30.00
 May-93 31.00
 Jun-93 30.00
 Jul-93 31.00
 Aug-93 31.00
 Sep-93 30.00
 Oct-93 31.00
 Nov-93 30.00
 Dec-93 31.00
 Jan-94 31.00
 Feb-94 28.00
 Mar-94 31.00
 Apr-94 30.00
 May-94 31.00
 Jun-94 30.00
 Jul-94 31.00
 Aug-94 31.00
 Sep-94 30.00
 Oct-94 31.00
 Nov-94 30.00
 Dec-94 31.00
 Jan-95 31.00                     $500
 Feb-95 28.00   3.08   103.00%    $513
 Mar-95 31.00   1.83   101.74%    $520
 Apr-95 30.00   3.50   103.41%    $535
 May-95 31.00   4.67   104.58%    $558
 Jun-95 30.00   3.06   102.97%    $572
 Jul-95 31.00   3.31   103.22%    $588
 Aug-95 31.00   0.66   100.57%    $589
 Sep-95 30.00   1.71   101.63%    $596
 Oct-95 31.00   0.72   100.63%    $597
 Nov-95 30.00   2.87   102.79%    $612
 Dec-95 31.00   2.57   102.48%    $624
 Jan-96 31.00   1.45   101.36%    $630
 Feb-96 29.00  -0.07    99.85%    $627
 Mar-96 31.00  -0.30    99.61%    $622
 Apr-96 30.00   1.60   101.52%    $629
 May-96 31.00   2.24   102.15%    $639
 Jun-96 30.00   0.80   100.72%    $641
 Jul-96 31.00  -2.90    97.02%    $620
 Aug-96 31.00   0.60   100.51%    $620
 Sep-96 30.00   4.83   104.74%    $647
 Oct-96 31.00   4.11   104.02%    $670
 Nov-96 30.00   7.56   107.47%    $718
 Dec-96 31.00  -2.53    97.39%    $696
Listed in Order           Max      718
to match MFPR             Min      500


BALANCED PORTFOLIO    of Variable Insurance Products Fund III     seeks
both income and growth of capital by investing in a broad selection of stocks, bonds, and convertible securities. When FMR's outlook is neutral, it will invest approximately 60% of the fund's assets in equity securities and will always invest at least 25% of the fund's assets in fixed income securities. The value of the fund's investments and, as applicable, the income they generate will vary from day to day, and generally reflect changes in market conditions, interest rates, and other company, political, or economic news. In the short-term, stock prices can fluctuate dramatically in response to these factors. The graph below is based on a 5% bench mark rate of Pentin and initial monthly annuity income of $500.

PROSPECTUS CHARTS
    M&E 0.01
    BRR 0.05
  Month # of  Balanced
 Apr-82
 May-82 31.00
 Jun-82 30.00
 Jul-82 31.00
 Aug-82 31.00
 Sep-82 30.00
 Oct-82 31.00
 Nov-82 30.00
 Dec-82 31.00
 Jan-83 31.00
 Feb-83 28.00
 Mar-83 31.00
 Apr-83 30.00
 May-83 31.00
 Jun-83 30.00
 Jul-83 31.00
 Aug-83 31.00
 Sep-83 30.00
 Oct-83 31.00
 Nov-83 30.00
 Dec-83 31.00
 Jan-84 31.00
 Feb-84 29.00
 Mar-84 31.00
 Apr-84 30.00
 May-84 31.00
 Jun-84 30.00
 Jul-84 31.00
 Aug-84 31.00
 Sep-84 30.00
 Oct-84 31.00
 Nov-84 30.00
 Dec-84 31.00
 Jan-85 31.00
 Feb-85 28.00
 Mar-85 31.00
 Apr-85 30.00
 May-85 31.00
 Jun-85 30.00
 Jul-85 31.00
 Aug-85 31.00
 Sep-85 30.00
 Oct-85 31.00
 Nov-85 30.00
 Dec-85 31.00
 Jan-86 31.00
 Feb-86 28.00
 Mar-86 31.00
 Apr-86 30.00
 May-86 31.00
 Jun-86 30.00
 Jul-86 31.00
 Aug-86 31.00
 Sep-86 30.00
 Oct-86 31.00
 Nov-86 30.00
 Dec-86 31.00
 Jan-87 31.00
 Feb-87 28.00
 Mar-87 31.00
 Apr-87 30.00
 May-87 31.00
 Jun-87 30.00
 Jul-87 31.00
 Aug-87 31.00
 Sep-87 30.00
 Oct-87 31.00
 Nov-87 30.00
 Dec-87 31.00
 Jan-88 31.00
 Feb-88 29.00
 Mar-88 31.00
 Apr-88 30.00
 May-88 31.00
 Jun-88 30.00
 Jul-88 31.00
 Aug-88 31.00
 Sep-88 30.00
 Oct-88 31.00
 Nov-88 30.00
 Dec-88 31.00
 Jan-89 31.00
 Feb-89 28.00
 Mar-89 31.00
 Apr-89 30.00
 May-89 31.00
 Jun-89 30.00
 Jul-89 31.00
 Aug-89 31.00
 Sep-89 30.00
 Oct-89 31.00
 Nov-89 30.00
 Dec-89 31.00
 Jan-90 31.00
 Feb-90 28.00
 Mar-90 31.00
 Apr-90 30.00
 May-90 31.00
 Jun-90 30.00
 Jul-90 31.00
 Aug-90 31.00
 Sep-90 30.00
 Oct-90 31.00
 Nov-90 30.00
 Dec-90 31.00
 Jan-91 31.00
 Feb-91 28.00
 Mar-91 31.00
 Apr-91 30.00
 May-91 31.00
 Jun-91 30.00
 Jul-91 31.00
 Aug-91 31.00
 Sep-91 30.00
 Oct-91 31.00
 Nov-91 30.00
 Dec-91 31.00
 Jan-92 31.00
 Feb-92 29.00
 Mar-92 31.00
 Apr-92 30.00
 May-92 31.00
 Jun-92 30.00
 Jul-92 31.00
 Aug-92 31.00
 Sep-92 30.00
 Oct-92 31.00
 Nov-92 30.00
 Dec-92 31.00
 Jan-93 31.00
 Feb-93 28.00
 Mar-93 31.00
 Apr-93 30.00
 May-93 31.00
 Jun-93 30.00
 Jul-93 31.00
 Aug-93 31.00
 Sep-93 30.00
 Oct-93 31.00
 Nov-93 30.00
 Dec-93 31.00
 Jan-94 31.00
 Feb-94 28.00
 Mar-94 31.00
 Apr-94 30.00
 May-94 31.00
 Jun-94 30.00
 Jul-94 31.00
 Aug-94 31.00
 Sep-94 30.00
 Oct-94 31.00
 Nov-94 30.00
 Dec-94 31.00
 Jan-95 31.00                         $500
 Feb-95 28.00     2.00    101.92%     $508
 Mar-95 31.00     0.69    100.60%     $509
 Apr-95 30.00     1.27    101.19%     $513
 May-95 31.00     2.12    102.03%     $521
 Jun-95 30.00     1.23    101.15%     $525
 Jul-95 31.00     1.30    101.21%     $529
 Aug-95 31.00     0.37    100.28%     $528
 Sep-95 30.00     0.92    100.84%     $531
 Oct-95 31.00    -1.18     98.74%     $522
 Nov-95 30.00     2.94    102.86%     $534
 Dec-95 31.00     1.62    101.53%     $540
 Jan-96 31.00     0.72    100.63%     $542
 Feb-96 29.00    -1.34     98.58%     $532
 Mar-96 31.00    -0.81     99.11%     $525
 Apr-96 30.00     0.27    100.19%     $524
 May-96 31.00     1.09    101.00%     $527
 Jun-96 30.00     0.63    100.55%     $528
 Jul-96 31.00    -1.97     97.95%     $515
 Aug-96 31.00     0.64    100.55%     $515
 Sep-96 30.00     4.26    104.17%     $535
 Oct-96 31.00     2.70    102.61%     $546
 Nov-96 30.00     5.25    105.16%     $572
 Dec-96 31.00    -1.61     98.31%     $560
Listed in Order              Max       572
to match MFPR                Min       500

   GROWTH & INCOME PORTFOLIO of Variable Insurance Products Fund III seeks High total return through a combination of current income and capital appreciation by investing mainly in equity securities. The fund may also invest in equity securities that are not paying dividends, but offer the potential for capital appreciation of future income. The fund may be appropriate for investors who are willing to ride out stock market fluctuations in pursuit of potentially high long-term returns. The fund is designed for those who seek a combination of growth and income from equity and some bond investment.

FMR is the investment adviser for the Funds. FMR is a registered investment adviser under the Investment Advisers Act of 1940. FMR is the original Fidelity company and was founded in 1946. It provides a number of mutual funds and other clients with investment research and portfolio management services. It maintains a large staff of experienced investment personnel and a full complement of related support facilities. As of December 31,
199   6    , it advised funds having more than    29     million
shareholder accounts with a total value of more than $   432     billion.
FMR charges the Portfolios an investment management fee. These fees are part of the Portfolios' operating expenses. See the attached prospectuses for the Funds for discussions of the Funds' expenses.

You will find more complete information about the Funds, including the risks associated with each Portfolio, in the accompanying prospectuses. You should read them in conjunction with this prospectus.

FACTS ABOUT THE CONTRACT

PURCHASE OF A CONTRACT
EFILI offers the Contracts only in states in which it has obtained approval. Three types of Contracts are available. You can purchase a Non-qualified Contract using money from any source. Qualified Contracts may be purchased with money rolled over from a qualified retirement plan, such as a 401(k) plan, 403(b) plan or IRA. You may also arrange with your employer to purchase a Tax-Sheltered Annuity Contract with money in a tax-sheltered annuity under section 403(b) of the Code.

The minimum Purchase Payment for a Contract is generally $25,000. You may purchase a Qualified Contract only with a "rollover" (including a direct trustee-to-trustee transfer, where permitted) of funds from another qualified plan, tax-sheltered annuity or IRA.

You must be the Annuitant and the Owner of the Contract. If in addition to you, another person is named as an Owner, that person must be the Joint Annuitant. However, if you purchase the Contract as a Qualified Contract
(IRA) or a Tax-Sheltered Annuity Contract, you must be the sole Owner of the Contract.
For all Contracts, either you or the Joint Annuitant must generally be no more than 85 years old. When EFILI receives your properly completed application, your payment is applied to the purchase of a Contract within two business days after receipt at the Annuity Service Center. Your application will be considered properly completed as soon as (1) you have provided all the information requested on the application form, including
your choice of annuity income option    (    2) we have received adequate
proof of your date of birth (and the date of birth of the Joint Annuitant, if any), and (3) the entire amount of your Purchase Payment has been received.

The date EFILI credits the payment and issues your Contract is called the Contract Date. If your application is incomplete, EFILI will request the information necessary to complete the application. If you do not furnish the information within five days of the time EFILI receives your application, EFILI will return your payment unless it obtains your specific permission to keep it until you complete the application.

FREE LOOK PRIVILEGE
You may return a Contract for a refund within 30 days after you receive it (the "free look period"). If you choose to cancel the Contract, return it to the Annuity Service Center with a written request within the free look period. For most Contracts, we assume that you receive your Contract five days after the Contract Date. For Contracts with large Purchase Payments, we may use the actual date you receive the Contract. If you return a Contract more than ten days after you receive it, EFILI will promptly refund your Purchase Payment adjusted for investment performance. If you return a Contract during the first ten days after you receive it, EFILI will promptly refund the greater of (1) your Purchase Payment in full, neither crediting your Contract for earnings nor charging it with any administrative expenses, and (2) your Purchase Payment plus the investment performance of the Money Market Investment Option. EFILI will also make an adjustment for the amount of any annuity income it paid before it received the Contract. ONCE THE FREE LOOK PERIOD EXPIRES, THE CONTRACT MAY NOT BE RETURNED FOR A REFUND.

INVESTMENT ALLOCATION OF YOUR PURCHASE PAYMENT
The portion of your Purchase Payment you allocate to the Investment Options will be invested in the Money Market Investment Option for the Money Market Period. At the end of the Valuation Period in which the Money Market Period ends any amount then in the Money Market Investment Option (the "Free Look Units") will be exchanged for Annuity Income Units in the percentages you have chosen. You allocate percentages that are whole numbers, not fractions. Immediately following the reallocations, the total dollar value of the Annuity Income Units will be the same as the Free Look Units that were exchanged.

At least 10% of the variable portion of your Purchase Payment must be allocated to each Investment Option you select.

You may currently transfer amounts among Investment Options as often as you wish without charge. However, excessive trading activity can disrupt Portfolio management strategy and increase Portfolio expenses, which are borne by everyone participating in the Portfolio regardless of their transfer activity. Therefore, EFILI reserves the right to limit the number of transfers permitted, but not to fewer than six per calendar year. You tell us the percentage you want for your new allocation in each Investment Option. Your allocation percentages will be in whole numbers, not fractions.

You may change the allocations among the Investment Options by writing or telephoning the Annuity Service Center. We will provide you with a Personal Identification Number for making telephone reallocations. EFILI and the Funds reserve the right to change telephone reallocation provisions, or to eliminate them, and to limit or reject any telephone reallocation at any time. You may make up to eighteen telephone reallocations per calendar year. Empire Fidelity Invesments Life will not accept exchange requests via fax.

EFILI will not be responsible for any losses resulting from unauthorized telephone reallocations if it follows reasonable procedures designed to verify the identity of the caller. EFILI will request your Personal Identification Number and may also record calls. You should verify the accuracy of your confirmation statements immediately after you receive them.

   In some cases, contracts may be sold to individuals who independently utilize the services of a firm or individual engaged in market timing. Generally, market timing services obtain authorization from Contract Owner(s) to make transfers and exchanges among the sub-accounts on the basis of perceived market trends. Because the large transfers of assets associated with market timing services may disrupt the management of the portfolios of the Funds, such transactions may become a detriment to Contract Owners not utilizing the market timing service.

The right to exchange contract values among sub-accounts may be subject to modification if such rights are executed by a market timing firm or similar third party authorized to initiate transfers or exchange transactions on behalf of a Contract Owner(s). In modifying such rights, the Company may, among other things, decline to accept (1) the transfer or exchange instructions of any agent acting under a power of attorney on behalf of more than one Contract Owner, or (2) the transfer or exchange instructions of individual Contract Owners who have executed pre-authorized transfer or exchange forms which are submitted by market timing firms or other third parties on behalf of more than one Contract Owner at the same time. The Company will impose such restrictions only if it believes that doing so will prevent harm to other Contract Owners.

When you reallocate among Investment Options, EFILI will redeem shares of the appropriate Portfolios at their prices as of the end of the current Valuation Period. Generally any Investment Option you transfer to is credited at the same time. However, we may wait to credit the amount to a new Investment Option until an Investment Option you transfer from becomes liquid. This will happen only if (1) the Investment Option you transfer to invests in a Portfolio that accrues dividends on a daily basis and requires
   Federal     funds before accepting a purchase order, and (2) the
Investment Option you transfer from is investing in an equity Portfolio in an illiquid position due to substantial redemptions or transfers that require it to sell Portfolio securities in order to make funds available. The Investment Option you transfer from will be liquid when it receives proceeds from sales of Portfolio securities, the purchase of new Contracts, or otherwise. During any period that we wait to credit an Investment Option for this reason, the amount you transfer will be uninvested. After seven days the transfer will be made even if the Investment Option you transfer from is not liquid.

The amount of the allocation in each Investment Option will change with its investment performance. You should periodically review the allocations in light of market conditions and financial objectives.

CHARGES
The following are all the charges made under the Contract.

1. PREMIUM TAXES. Some states charge a "premium tax" based on the amount of your Purchase Payment. State premium taxes range from 0% to 3.5%. In addition, some counties, cities or towns may charge additional premium taxes. If you reside in a place where premium taxes apply, any amount needed to provide for the applicable premium taxes is deducted from your Purchase Payment. The remainder of your Purchase Payment will be allocated to the Investment Options and/or applied to the purchase of fixed annuity income.

2. ADMINISTRATIVE CHARGES. Administrative charges compensate EFILI for the expenses incurred in administering the Contracts. These expenses include the cost of issuing the Contract, making electronic funds transfers to your bank account or issuing checks, maintaining necessary systems and records, and providing reports. These expenses are covered by a daily administrative charge.

Each day, a deduction is made from the assets of the Investment Options at an effective annual rate of 0.25%. We guarantee this charge will never increase. This charge does not affect the amount of fixed annuity income.

3. MORTALITY AND EXPENSE RISK CHARGE. A daily asset charge is deducted for our assumption of mortality and expense risks. Each day an amount is deducted from the assets of each Investment Option at an effective annual rate of 0.75%. Of this charge, it is estimated that 0.50% is for assuming mortality risks and it is estimated that 0.25% is for assuming expense risks. We guarantee this charge will never increase.

The mortality risk is our obligation to provide annuity income for your life (and the life of the Joint Annuitant, if any) no matter how long that might be. The expense risk is our obligation to cover the cost of issuing and administering the Contracts, no matter how large that cost may be. EFILI will realize a gain from the charge for these risks to the extent that it is not needed to provide for benefits and expenses under the Contracts. This charge does not affect the amount of fixed annuity income.

4. EXPENSES OF THE FUNDS. The Funds are charged management fees and incur operating expenses. The effect of these fees and expenses is reflected in the performance of the Investment Options. See the attached prospectuses for the Funds for a description of the Funds' fees and expenses.

5. OTHER TAXES. EFILI reserves the right to charge for certain taxes (other than premium taxes) that it may have to fund. Currently, no such charges are being made. See EFILI'S TAX STATUS on page .

ANNUITY INCOME DATES
We provide annuity income for each Annuity Income Date. You select the first Annuity Income Date when you purchase the Contract. The first Annuity Income Date may be either the first or the fifteenth day of a month. All subsequent Annuity Income Dates will be on the same day of the month as the first Annuity Income Date. The first Annuity Income Date may be up to one year after the Contract Date. The first Annuity Income Date generally may not be earlier than 30 days after the Contract Date.

On the application, you choose the frequency of annuity income. You can choose monthly, quarterly, semi-annual or annual annuity income.

SIGNATURE GUARANTEE
A signature guarantee is designed to protect you and Empire Fidelity Investments Life from fraud. Certain free look requests must include a signature guarantee if any of the following situations apply:

1. The requested amount is more than $25,000.

2. In other circumstances where we deem it necessary for the protection of you, the customer (e.g. the signature does not resemble the signature we have on file).

You should be able to obtain a signature guarantee from a bank, broker
dealer    (    including Fidelity Investor Centers), credit union (if
authorized under state law), securities exchange        or association,
clearing agency, or savings association. A notary public cannot provide a signature guarantee.

DEATH BENEFIT
If no Annuitant or Joint Annuitant is alive on the first Annuity Income Date, the Contract will be canceled and we will make a refund equal to your Purchase Payment to your Beneficiary or Beneficiaries.

If your contract is a joint and survivor annuity and either you or the Joint Annuitant die before the first Annuity Income Date we will adjust the annuity income so that it equals what would have been paid under a single life annuity issued to the survivor. This will usually result in greater annuity income.

FIXED, VARIABLE OR COMBINATION ANNUITY INCOME
At the time of purchase, you allocate your Purchase Payment between fixed and variable annuity income. You may choose all fixed annuity income, all variable annuity income, or a combination of the two. Any portion of your Purchase Payment allocated to fixed annuity income will always remain allocated to fixed annuity income. Similarly, any portion of your Purchase Payment allocated to variable annuity income will always remain allocated to variable annuity income. You can reallocate the variable portion of your Contract among the various Investment Options. However, the variable portion of a Contract must remain in the Money Market Investment Option for the Money Market Period.

If you allocate all of your Purchase Payment to fixed annuity income, EFILI will guarantee a specific amount of fixed annuity income that will be the same on each Annuity Income Date, except as described for Options 3 and 4 under TYPES OF ANNUITY INCOME OPTIONS on page .

If you choose a combination of fixed and variable annuity income, a portion of your annuity income will be fixed and a portion will vary according to the investment experience of the Investment Options. We will guarantee the dollar amount of the fixed annuity income portion on each Annuity Income Date. Both fixed and variable annuity income decrease upon the death of the Annuitant or Joint Annuitant as described for Options 3 and 4 under TYPES OF ANNUITY INCOME OPTIONS on page .

If you choose all variable annuity income, all of your annuity income will vary according to the investment experience of the Investment Options. Variable annuity income may decrease upon the death of the Annuitant or Joint Annuitant, as described for Options 3 and 4 under TYPES OF ANNUITY INCOME OPTIONS on page .

Any portion of your Purchase Payment allocated to variable annuity income will initially purchase Free Look Units. EFILI will determine the number of Free Look Units based upon (a) your age and sex (and the age and sex of the Joint Annuitant, if any); (b) the type of annuity income option you choose;
(c) the frequency of Annuity Income Dates you choose; (d) the first Annuity Income Date you choose; (e) the Benchmark Rate of Return you choose; and
(f) the value of the Free Look Units on the Contract Date. The value of the Free Look Units reflects the investment performance of the Money Market Investment Option. On the date the Money Market Period ends, EFILI will exchange Free Look Units for Annuity Income Units in the Investment Options you select. The total dollar value of the Annuity Income Units will be the same as the Free Look Units that were exchanged.

The number of Annuity Income Units allocated to each Investment Option under a single life Contract will not change unless you reallocate among the Investment Options. If you choose a joint life Contract and benefits are reduced due to your death or the death of the Joint Annuitant, the number of Annuity Units will be reduced at that time.

EFILI calculates the amount of your variable annuity income based on the number of Annuity Income Units credited to each Investment Option. At the close of business on each Annuity Income Date (or on the next Valuation Date if the Annuity Income Date falls on a non-business day), the number of Annuity Income Units is multiplied by the value of the Annuity Income Units for each Investment Option. The amount of variable annuity income on the Annuity Income Date will be the sum of annuity income amounts for each Investment Option.

BENCHMARK RATE OF RETURN
When you purchase a Contract, EFILI calculates an estimated first annuity income amount, assuming that the Investment Options will earn the Benchmark Rate of Return you choose. If the annualized investment return of the Investment Options is greater than the Benchmark Rate of Return between the Contract Date and the first Annuity Income Date, the first annuity income amount will be higher than the estimate. If it is less, the first annuity income amount will be lower than the estimate.

Income will increase from one Annuity Income Date to the next if the annualized Net Rate of Return during that time is greater than the Benchmark Rate of Return you choose, and will decrease if the annualized Net Rate of Return is less than the Benchmark Rate of Return. Choosing a 5.0% Benchmark Rate of Return instead of a 3.5% Benchmark Rate of Return will result in a higher initial amount of income, but income will increase more slowly during periods of good investment performance and decrease more rapidly during periods of poor investment performance.

The following graph illustrates the effect that your choice of a Benchmark Rate of Return would have on your annuity income for a hypothetical Contract. The graph assumes the following: (a) a Purchase Payment of $100,000; (b) annuity income is entirely variable; (c) the Contract is a single life Contract providing annuity income for ten years or the rest of your life, whichever is longer; (d) you are a 65 year old male; and (f) the selected Portfolios earn a constant 10% gross investment return before fees
and expenses (equal to an 8.1   8    % Net Rate of Return after fees and
expenses). Monthly income amounts are shown for two Benchmark Rates of
Return: 3.5% and 5.0% annually. Notice that with the lower Benchmark Rate of Return your monthly income starts at a lower level but increases more rapidly. With the higher Benchmark Rate of Return monthly income starts at a higher level but increases less rapidly.

Year       3.50%   5.00%
      1  $574.87 $660.97
      2     $601    $681
      3     $628    $702
      4     $656    $723
      5     $686    $745
      6     $717    $767
      7     $750    $791
      8     $784    $815
      9     $819    $839
     10     $856    $865
     11     $895    $891
     12     $935    $918
     13     $977    $946
     14   $1,022    $974
     15   $1,068  $1,004
     16   $1,116  $1,034
     17   $1,167  $1,066
     18   $1,219  $1,098
     19   $1,275  $1,131
     20   $1,332  $1,165
     21   $1,393  $1,201
     22   $1,455  $1,237
     23   $1,521  $1,275
     24   $1,590  $1,313
     25   $1,662  $1,353

TYPES OF ANNUITY INCOME OPTIONS
At the time of purchase, you have a choice among a number of annuity income options. You also choose whether you want a minimum guaranteed number of years of annuity income. For any income option, you may choose to receive annuity income monthly, quarterly, semi-annually or annually. Once you make these choices, they cannot be changed. The options EFILI currently offers are described below. Other annuity income options may be made available.
The    Federal     income tax laws may limit your annuity income options
where the Contract is used as a Qualified Contract or a Tax-Sheltered Annuity Contract.

1. SINGLE LIFE ANNUITY. We will provide annuity income for your entire life, no matter how long that may be. Annuity income stops when you are no longer living. It is possible that your total annuity income under this option will be less than your Purchase Payment. It is even possible that you might receive annuity income only once under this option. This would happen if you were to die before the second Annuity Income Date. Because of this risk, this option offers you the highest level of annuity income. The Contract, like many annuities, pools the mortality experience of all Annuitants and Joint Annuitants. In effect, Annuitants and Joint Annuitants who live longer are subsidized by those who do not.

2. JOINT AND SURVIVOR ANNUITY WITH FULL ANNUITY INCOME TO THE SURVIVOR. Under this option, we will provide annuity income jointly to you and the Joint Annuitant while you are both living, except that for a Qualified Contract or Tax-Sheltered Annuity Contract during your lifetime we provide the income only to you. After the death of either of you, we will continue to provide the full amount of annuity income to the survivor. Annuity income stops when both you and the Joint Annuitant are no longer living. As in the case of the single life annuity described above, there is the risk that you may receive annuity income only once.
3. JOINT AND SURVIVOR ANNUITY WITH REDUCED ANNUITY INCOME TO THE SURVIVOR. This option is like Option 2 above, except that annuity income is higher while both you and the Joint Annuitant are living, and lower when only one of you is still living. You indicate on your application whether annuity income to the survivor is reduced to two-thirds, or one-half, of the amount that it would have been were you both still alive.

4. JOINT AND SURVIVOR ANNUITY WITH FULL ANNUITY INCOME TO THE ANNUITANT IF THE JOINT ANNUITANT DIES, BUT REDUCED ANNUITY INCOME TO THE JOINT ANNUITANT IF THE ANNUITANT DIES. This option is like Option 3 above, but annuity income is not reduced upon the death of the Joint Annuitant if the Joint Annuitant is the first to die. In case you are the first to die, you indicate on your application whether annuity income to the Joint Annuitant is reduced to two-thirds, or one-half, of the amount that it would have been were you both still alive. While you and the Joint Annuitant are both still alive, this option provides greater annuity income than Option 2 but not as much annuity income as Option 3.

For Options 2, 3 and 4, if either you or the Joint Annuitant die before the first Annuity Income Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity issued to the survivor. This will generally result in greater annuity income.

GUARANTEE PERIOD
On your application, you may choose a guaranteed number of years of annuity income beginning with the first Annuity Income Date. You may choose a number of years from five (5) to thirty (30). You may do this for any annuity income option. If neither you nor the Joint Annuitant lives to the end of the guarantee period, any remaining annuity income will go to your Beneficiary or Beneficiaries. For Options 3 and 4 above, if you and the Joint Annuitant die at the same time, the annuity income due to any Beneficiary will be the same as if you died before the Joint Annuitant. If you choose to have a guarantee period, the amount of annuity income on each Annuity Income Date will be lower than if you had not chosen the guarantee.

If (a) you choose Option 2, 3 or 4 with a guarantee period    (    b) an
Owner dies before the first Annuity Income Date, and (c) the survivor (whether it is you or the Joint Annuitant) is not the deceased Owner's spouse, we will adjust the guarantee period, as required by the
   Federal     income tax laws, so that it is not longer than the life
expectancy of the survivor. This may result in a shorter guarantee period and a generally higher amount of annuity income.

If a Beneficiary is entitled to annuity income, the Beneficiary may choose
(a) to continue receiving annuity income on each remaining Annuity Income Date, or (b) to receive a lump sum instead. The Beneficiary must notify us within 60 days of the date we receive notice of the relevant death to elect a lump sum. Otherwise, the Beneficiary will receive annuity income for the remaining guaranteed Annuity Income Dates.

A lump sum will become due under a Contract if there are guaranteed Annuity Income Dates remaining and either: (a) a Beneficiary elects a lump sum on the death of the last survivor of you and the Joint Annuitant (if any); (b) a Beneficiary receiving guaranteed annuity income dies, or (c) the last
survivor of you and the Joint Annuitant    (    if any), dies and the
Beneficiary is no longer living. For (b) the lump sum will be paid to the Beneficiary's estate. For (c) it will go to the estate of the last to die of you and the Joint Annuitant (if any).

The fixed annuity income portion of any lump sum will be the present value of the annuity income for the remaining guaranteed Annuity Income Dates, discounted at a rate equal to the rate used to determine annuity income payments.

The variable annuity income portion will be the present value of the annuity income for the remaining guaranteed Annuity Income Dates, based on interest compounded annually at the Benchmark Rate of Return that EFILI used in determining the annuity income on the first Annuity Income Date.

If EFILI believes that the first annuity income amount due to any Beneficiary will be less than $50, EFILI may instead provide a lump sum for the value of all remaining annuity income. The amount of the lump sum will be determined on the same basis as described above for other lump sums.

REPORTS
If part or all of your Purchase Payment is allocated to variable income, we will send you a statement showing the number of Annuity Income Units in each variable Investment Option, and the value of each Annuity Income Unit, at least once each calendar quarter, and each time you transfer Annuity Income Units among the Investment Options.

We will also send you semiannual reports containing financial statements for the Funds, and a list of portfolio securities of the Funds, as required by the Investment Company Act of 1940.

MORE ABOUT THE CONTRACT

TAX CONSIDERATIONS

TREATMENT OF DISTRIBUTIONS
TAXATION OF DISTRIBUTIONS. The portion of an annuity income distribution that is includible in ordinary income may vary depending on the annuity income option selected under the Contract, but generally is the excess of
the distribution over the "exclusion amount   ".     In the case of a
variable annuity income distribution, the exclusion amount is generally the "investment in the contract" allocated to the variable annuity income, adjusted for any guaranteed period, divided by the expected number of periodic annuity income distributions (determined under Treasury Department regulations). In the case of fixed annuity income distributions, the exclusion amount is generally the amount determined by multiplying the distribution by the ratio (determined under Treasury Department regulations) of (1) the investment in the contract allocated to the fixed annuity income, adjusted for any guaranteed period, to (2) the "expected return" under the fixed annuity income distributions. For Qualified Contracts and Tax-Sheltered Annuity Contracts, the investment in the contract is generally zero. When the investment in the contract is zero, annuity income distributions are fully taxable as ordinary income.

After the dollar amount of the investment in the contract is deemed to be recovered, the entire amount of each annuity income distribution will be fully includible in income. On the other hand, should the annuity income distributions cease before the adjusted investment in the contract is fully recovered, the person receiving those distributions at the time of their death will be allowed a deduction for the unrecovered amount of the adjusted investment in the contract. Where a guaranteed period of annuity income distributions is selected and no Annuitant or Joint Annuitant lives to the end of that period, the annuity income distributions made to the Beneficiary for the remainder of that period are includible in income as follows: (1) if received in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the contract at the time; or (2) if distributed as annuity income distributions, they are fully excluded from income until the remaining investment in the contract is deemed to be recovered, and all annuity income distributions thereafter are fully includible in income.

PENALTY TAX. Certain distributions under the Contract may be subject to a penalty tax equal to 10% of the portion of the distribution which is includible in income. Annuity income distributions under Qualified Contracts and Tax-Sheltered Annuity Contracts typically will not be subject to the penalty tax. Also, the penalty tax generally will not be imposed on distributions under a Non-qualified Contract that are made (1) on or after the taxpayer attains age 59 1/2; (2) as part of a series of "substantially equal periodic payments" over the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (3) under an "immediate annuity" (as that term is defined
in the tax law); or (4) in certain other situations.    In the case of a
Contract held in custody for a minor under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, a distribution under the Contract ordinarily is taxable to the minor. Whether the penalty tax applies to such a distribution ordinarily is determined by the circumstance or characteristics of the minor, not the custodian. Thus, for example, a distribution taxable to a minor will not qualify for the exception to the penalty tax for distributions made on or after age 59 1/2 even if the
custodian is 59 1/2 or older.     It is unclear at this time whether
annuity distributions under a Non-qualified Contract prior to the recipient
attaining age 59    1/2     satisfy an exception to the penalty tax.
Accordingly, a prospective purchaser of a Non-qualified Contract who
expects to receive distributions prior to attaining age 59    1/2
should consult a qualified tax advisor regarding the application of the penalty tax to those distributions.

WITHHOLDING AND REPORTING. EFILI will, as required by law, withhold and remit to the U.S. Government a part of the taxable portion of each distribution under the Contract, unless a written election not to have any amounts withheld is filed prior to the distribution. Also, EFILI will report all annuity income distributions made while you are alive as being distributed in full to you, even if you name a Joint Annuitant.

QUALIFIED CONTRACTS AND TAX-SHELTERED ANNUITY CONTRACTS
The Contract may be used as an Individual Retirement Annuity under Section 408(b) of the Internal Revenue Code and as a qualified tax-sheltered annuity under Section 403(b) of the Code. Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement
program known as an "Individual Retirement Annuity   ".     Also, Section
403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in
Section 501(c)(3) of the Code to have their employers purchase tax-sheltered annuities for them and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. You should seek competent advice as to the tax consequences associated with the use of a Contract as a Qualified Contract or Tax-Sheltered Annuity Contract.

Because the Contract's minimum Purchase Payment is greater than the maximum annual contribution permitted to an Individual Retirement Annuity or a tax-sheltered annuity, a Qualified Contract and a Tax-Sheltered Annuity Contract may be purchased only in connection with a "rollover" (including a direct trustee-to-trustee transfer, where permitted). Specifically, a Qualified Contract may be purchased only in connection with a rollover of amounts from a qualified plan, tax-sheltered annuity, or IRA. Also, a Tax-Sheltered Annuity Contract may be purchased only in connection with a rollover of amounts from another tax-sheltered annuity.

If the Contract is used as a Qualified Contract or a Tax-Sheltered Annuity Contract, you must be the sole Owner of the Contract and the Annuitant. If you name a Joint Annuitant, all distributions made while you are alive must be made to you. Also, if you name a Joint Annuitant who is not your spouse, the annuity income options from which you may select may be limited, depending on the difference in ages between you and the Joint Annuitant. Furthermore, if you choose a guaranteed period, the length of the period may have to be limited in order to satisfy certain minimum distribution requirements of the Code.

In order to satisfy the requirements in the Code, you generally may not purchase a Tax-Sheltered Annuity Contract unless you have reached age 59 1/2, separated from service, or become disabled (within the meaning of the tax law). Certain payments, known as "eligible rollover distributions," from a Tax-Sheltered Annuity Contract will be subject to the new direct rollover and mandatory withholding requirements enacted by Congress in 1992. Generally, distributions from a Tax-Sheltered Annuity Contract will not constitute eligible rollover distributions. However, if an eligible rollover distribution is made under a Tax-Sheltered Annuity Contract, you will receive prior to the distribution a notice (from the plan administrator or EFILI) explaining generally the new direct rollover and mandatory withholding requirements and how to avoid the mandatory withholding thereunder by electing to have the distribution directly transferred to certain qualified retirement plans.

TAX DEFERRAL UNTIL DISTRIBUTIONS ARE MADE
Under existing provisions of the Code, any increase in the value of the Contract is generally not taxable until distributions are made under one of the Contract's annuity income options. However, as discussed below, this tax deferral generally applies only if (1) the Owner is an individual
(    2) the investments in the Variable Account are adequately diversified
in accordance with Treasury Department regulations    (    3) EFILI, rather
than the Owner, is considered the owner of the assets of the Variable
Account for    Federal     tax purposes, and (4) certain distribution
requirements are met in the event that you die.

NON-NATURAL OWNER. In certain circumstances, if an Owner were a "non-natural" person, such as a corporation or a trust, the Contract would
not be treated as an annuity contract for    Federal     tax purposes, and
the Owner would be taxable currently on the income and gain from the assets of the Variable Account. Accordingly, the Contract must be owned by an individual (or individuals), and will not be issued to "non-natural" persons.

DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity
contract for    Federal     income tax purposes, the investments of the
Variable Account must be "adequately diversified   ".     The Treasury
Department has issued regulations which prescribe standards for determining whether the investments of the Variable Account are "adequately
diversified   ".     If the Variable Account failed to comply with these
diversification standards, the Contracts would not be treated as annuity
contracts for    Federal     income tax purposes, and each Owner would be
taxable currently on the income and gain from the assets of the Variable Account. Although EFILI does not control the investments of the Funds, EFILI has entered into agreements with the Funds requiring them to operate in compliance with the Treasury Department regulations so that the Variable
Account will be considered "adequately diversified   ".

OWNERSHIP TREATMENT. In certain circumstances, variable annuity contract
owners may be considered the owners, for    Federal     income tax
purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the contract owners' gross income. Several years ago, the Internal Revenue Service (the "Service") stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. More recently, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance
company, to be treated as the owner of the assets in the account   ".
This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts [of a separate account]
without being treated as owners of the underlying assets   ".     As of the
date of this Prospectus, no such guidance has been issued.

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the Service in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the Owner of the Contract has a choice of more Investment Options to which to allocate the Purchase Payment, and may be able to transfer among Investment Options more frequently than in such rulings. These differences could result in the Owner being treated as the owner of the assets of the Variable Account, and thus income and gain from such assets would be includible in the Owner's income annually. In addition, it is not known what standards will be set forth in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent the Owner from being considered the owner of the assets of the Variable Account.

DISTRIBUTION REQUIREMENTS. To qualify as an annuity for    Federal     tax
purposes, the Contract must satisfy certain distribution requirements in the event of your death. The Contract contains the required distribution provisions. In certain situations, those provisions may limit the guaranteed period over which annuity income distributions can be made (if such a period is selected).

This discussion of the Tax Considerations assumes that the Contract will be
treated as an annuity contact for    Federal     income tax purposes and
that EFILI will be treated as the owner of the Variable Account assets.

EFILI'S TAX STATUS
EFILI is taxed as a life insurance company under Subchapter L of the Code. Since the operations of the Variable Account are part of, and are taxed with, the operations of EFILI, the Variable Account is not separately taxed as a "regulated investment company" under Subchapter M of the Code. Under
existing    Federal     income tax laws, investment income and capital
gains of the Variable Account are not taxed to the extent they are applied to increase reserves under a contract. EFILI does not expect to incur
   Federal     income taxes attributable to the Variable Account. Based on this, no charge is being made currently to the Variable Account for
   Federal     income taxes. EFILI will periodically review the need for a
charge to the Variable Account for its    Federal     income taxes. Such a
charge may be made in future years for any    Federal     income taxes that
would be attributable to the Contracts.

Under existing laws, EFILI may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes (other than premium taxes) are not significant and are not charged against the Contracts or the Variable Account. If the amount of these taxes changes substantially, EFILI may make charges for such taxes against the Variable Account.

GENERAL TAX CONSIDERATIONS
The above discussion is not exhaustive and is not intended as tax advice.
The    Federal     income tax consequences associated with the purchase of
an immediate annuity, like the Contract, are complex, and the application of the pertinent tax rules to a particular person may vary according to facts specific to that person. A qualified tax advisor should always be consulted regarding the application of law to individual circumstances. In particular, if you name a Joint Annuitant who is not your spouse (or if the Joint Annuitant is your spouse and you and your spouse do not file joint income tax returns), you should consult a qualified tax advisor as to the tax consequences of your particular arrangement.

This discussion is based on the Code, Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

This discussion does not address    Federal     estate and gift tax
consequences, or state or local tax consequences, associated with the purchase of a Contract. In addition, Empire Fidelity Investments Life Insurance Company makes no guarantee regarding any tax treatment -
   Federal    , state, or local - of any contract or of any transaction
involving a Contract.

OTHER CONTRACT PROVISIONS

You should also be aware of the following important provisions of your Contract.

1. OWNER(S). Before a Contract is issued, the Owner(s) have the right to
(a) name the Joint Annuitant    (    if any); (b) allocate the Purchase
Payment between fixed and variable annuity income; (c) choose an annuity income option; (d) allocate the Purchase Payment among the Investment Options; (e) choose the Benchmark Rate of Return; (f) name the Beneficiary or Beneficiaries; and (g) select the first Annuity Income Date and how often you will receive annuity income.

After a Contract is issued, each Owner named in the application has the following rights: (a) the right to change any Beneficiary; (b) the right to cancel the Contract during the free look period; (c) any right to reallocate among the Investment Options; and (d) the right to instruct us how to vote shares of an investment portfolio attributable to the Contract.

A Joint Annuitant who is not an Owner when a Contract is issued will succeed to the rights in the paragraph above if he or she survives the Owner. When no Owner or Joint Annuitant is still alive, each Beneficiary will have (a) the right to reallocate among the Investment Options, and (b) the right to instruct us how to vote shares of an investment portfolio attributable to the Contract, with respect to his or her share of annuity income.

2. ANNUITANT. You have the right to receive annuity income under the terms of the Contract. You also have rights as an Owner as described above.

3.  JOINT ANNUITANT. For Non-qualified Contracts, the Joint Annuitant
(    if any), has the right to receive annuity income jointly with you under the terms of the Contract. The Joint Annuitant may also be an Owner, or succeed to the rights of the Owner(s) as described above. For Qualified
Contracts and Tax-Sheltered Annuity Contracts    (    a) all annuity income
during your lifetime must be received only by you, and (b) the Joint Annuitant may not be an Owner.

4. BENEFICIARY. You may name one or more Beneficiaries when you complete your application. You may change Beneficiaries later, unless you have designated an irrevocable Beneficiary, in which case we will require the consent of the irrevocable Beneficiary in writing. The Beneficiary (or Beneficiaries) will receive (a) annuity income for the remainder of any guarantee period after the death(s) of the Annuitant (and Joint Annuitant if any); and (b) a refund of your Purchase Payment if you (and the Joint Annuitant, if any) do not live to the first Annuity Income Date. Surviving
Beneficiaries will receive equal shares unless you specify otherwise.    A
Beneficiary may be a "Primary Beneficiary" or a "Contingent Beneficiary". No Contingent Beneficiary has the right to proceeds unless all of the
Primary Beneficiaries die before proceeds are determined.     If a
Beneficiary receiving annuity income dies, we will provide a lump sum to his or her estate. See TYPES OF ANNUITY INCOME OPTIONS on page .

5. MISSTATEMENT OF DATE OF BIRTH OR SEX. If the date of birth or sex of you or the Joint Annuitant has been misstated, EFILI will change the benefits to those which the proceeds would have purchased had the correct date(s) of birth and sex(es) been stated.

If the misstatement is not discovered until after the first Annuity Income Date, EFILI will take the following action: (1) if EFILI provided too much annuity income, EFILI will add interest at the rate of 6% per year compounded annually and withhold annuity income on subsequent following Annuity Income Date(s) until it has recovered the excess; (2) if EFILI provided too little annuity income, we will make up the balance plus interest at the rate of 6% per year compounded annually in a lump sum.

6.  ASSIGNMENT. The Contract may not be assigned.

7. DIVIDENDS. The Contract is "non-participating   ".     This means that
there are no dividends. Investment results of the Investment Options are reflected in benefits.

8. NOTIFICATION OF DEATH. Any Beneficiary claiming an interest in the Contract must provide us in writing with due proof of your death and the death of the Joint Annuitant (if any) at the Annuity Service Center. We will not be responsible for any annuity income paid to you or the Joint Annuitant (if any) before we receive due proof of death at the Annuity Service Center.
You and the Joint Annuitant are each responsible for notifying EFILI of the death of the other. Each Beneficiary is responsible for notifying EFILI of the death of the last surviving Annuitant or Joint Annuitant. Upon the death of the last person with the right to receive annuity income under a Contract, that person's executor is responsible for notifying EFILI. If too much annuity income is provided because EFILI is not notified of a death, EFILI may withhold annuity income on subsequent Annuity Income Dates, or take legal action, until it has recovered any excess amounts.

SELLING THE CONTRACTS
The Contracts are distributed through Fidelity Brokerage Services, Inc. and Fidelity Insurance Agency, Inc. Each is a subsidiary of FMR Corp., the parent company of EFILI. Fidelity Brokerage Services, Inc. is the principal underwriter (distributor) of the Contracts. Fidelity Distributors Corporation is the distributor of the Fidelity family of funds, including the Funds. The principal business address of Fidelity Brokerage Services, Inc. and Fidelity Distributors Corporation is 82 Devonshire Street, Boston, Massachusetts 02109. Fidelity Insurance Agency, Inc. receives sales compensation from EFILI of not more than 3% of the Purchase Payments. Amounts paid by EFILI to Fidelity Insurance Agency, Inc. will be paid out of the general assets of EFILI, which may include proceeds derived from mortality and expense risk charges EFILI deducts from the Variable Account.

POSTPONEMENT OF BENEFITS
We will usually send annuity income within seven days of the Annuity Income Date. We will usually send any lump sum distributions to Beneficiaries within seven days of the day we receive proper notice. We will usually send any Death Benefit within seven days after we receive due proof of your death (for a single life Contract) or the deaths of you and the Joint Annuitant (for a joint life Contract). However, we may delay sending these amounts if (1) the disposal or valuation of the Variable Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2) the SEC by order permits postponement for any other reason.

MORE ABOUT THE VARIABLE ACCOUNT AND THE FUNDS

CHANGES IN INVESTMENT OPTIONS
We may from time to time make additional investment options available to you. These investment options will invest in investment portfolios that we find suitable for the Contract.

EFILI also has the right to eliminate any Investment Option, to combine two or more Investment Options, or substitute a new portfolio or fund for the Portfolio in which an Investment Option invests. A substitution may become necessary if, in EFILI's judgment, a Portfolio or Fund no longer suits the purpose of the Contract. This may happen due to a change in laws or regulations, or a change in a Portfolio's investment objectives or restrictions, or because the Portfolio is no longer available for investment, or for some other reason. EFILI would obtain prior approval from the SEC and any other required approvals before making such a substitution.

EFILI also reserves the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law or to deregister the Variable Account under such Act in the event such registration is no longer required.

NET RATE OF RETURN FOR AN INVESTMENT OPTION
The Net Rate of Return reflects the investment performance of the Investment Option, less all expenses and charges, for the Valuation Period. EFILI determines the Net Rate of Return of an Investment Option at the end of each Valuation Period. Such determinations are made as of the close of business each day the New York Stock Exchange is open for business.

Shares of the Funds are valued at net asset value. Any dividends or capital gains distributions of a Portfolio of the Funds are reinvested in shares of that Portfolio.

VOTING RIGHTS
EFILI will vote shares of the Funds owned by the Variable Account according to your instructions. However, if the Investment Company Act of 1940 or any related regulations or interpretations should change, and EFILI decides that it is permitted to vote the shares of the Funds in its own right, it may decide to do so.

EFILI calculates the number of shares that you may instruct it to vote by dividing the reserve maintained in each Investment Option to meet the obligations under the Contract by the net asset value of one share of the corresponding Portfolio. Fractional votes will be counted. EFILI reserves the right to modify the manner in which it calculates the weight to be given to your voting instructions where such a change is necessary to
comply with    Federal     regulations or interpretations of those
regulations.

EFILI will determine the number of shares you can instruct it to vote 90 days or less before the applicable Fund shareholder meeting. At least 14 days before the meeting, we will mail you material for providing your voting instructions.

If your voting instructions are not received in time, EFILI will vote the shares in the same proportion as the instructions received with regard to all other contracts issued through the Variable Account. EFILI will also vote shares it holds in the Variable Account that are not attributable to contracts in the same proportionate manner. Under certain circumstances, EFILI may be required by state regulatory authorities to disregard voting instructions. This may happen if following such instructions would change the sub-classification or investment objectives of the Portfolios, or result in the approval or disapproval of an investment advisory contract.

Under    Federal     regulations, EFILI may also disregard instructions to
vote for changes in investment policies or the investment adviser if it disapproves of the proposed changes. EFILI would disapprove a proposed change only if it were contrary to state law, prohibited by state regulatory authorities, or if it decided that the change would result in overly speculative or unsound investments. If EFILI ever disregards voting instructions, it will include a summary of its actions in the next semi-annual report.

RESOLVING MATERIAL CONFLICTS
The Funds are available to separate accounts offering variable annuity and variable life products of other participating insurance companies, as well as to the Variable Account and other separate accounts EFILI establishes.

Although EFILI does not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interest of the Variable Account and one or more of the other separate accounts participating in a Fund. A conflict may occur due to a change in law affecting the operations of variable life insurance and variable annuity separate accounts, differences in the voting instructions we receive and instructions received by other companies, or some other reason. In the event of a conflict, it is possible that the Variable Account might be required to withdraw its investment in the Funds. In the event of any conflict, we will take any steps necessary to protect Annuitants, Joint Annuitants and Beneficiaries.

PERFORMANCE
Performance information for the Investment Options may appear in reports and advertising to current and prospective Owners, Annuitants, Joint Annuitants and Beneficiaries. The performance information is based on historical investment experience of the Investment Options and the Funds and does not indicate or represent future performance.

Total returns are based on the overall dollar or percentage change in value of a hypothetical investment. Total return quotations reflect changes in Portfolio share price, the automatic reinvestment by the separate account of all distributions and the deduction of applicable annuity charges.

A cumulative total return reflects performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in an Investment Option's returns, you should recognize that they are not the same as actual year-by-year results.

Some Investment Options may also advertise yield. These measures reflect the income generated by an investment in the Investment Option over a specified period of time. This income is annualized and shown as a percentage. Yields do not take into account capital gains or losses.

The Money Market Investment Option may advertise its current and effective yield. Current yield reflects the income generated by an investment in the Investment Option over a 7 day period. Effective yield is calculated in a similar manner except that income earned is assumed to be reinvested. The Investment Grade Bond and the High Income Investment Options may advertise a 30 day yield which reflects the income generated by an investment in the Investment Option over a 30 day period.

LITIGATION
Neither EFILI, the Variable Account, nor Fidelity Brokerage Services, Inc. is a party to any material litigation.

APPENDIX - ILLUSTRATIONS OF VALUES

The following tables have been prepared to show how investment performance affects your variable annuity income over time. In these illustrations, we assume that you are the person who will receive the variable annuity income, and that the Contract is a Non-qualified Contract. The illustrations show variable annuity income amounts and fixed annuity income amounts.

The variable annuity income amounts reflect three different assumptions for
a constant investment return after all expenses: -   1.65    %, the
Benchmark Rate of Return, and 10%. These are hypothetical rates of return and, of course, EFILI does not guarantee that you will earn these returns for any one year or any sustained period of time. The tables are for illustrative purposes only and do not represent past or future investment returns.

Your variable income may be more or less than the income shown if the actual returns of the Investment Options are different than those illustrated. Since it is very likely that your investment returns will fluctuate over time, you can expect that the amount of your annuity income will also fluctuate. The total amount of annuity income ultimately received will depend on how long you live and whether you choose a guarantee period option.

Another factor which determines the amount of variable annuity income is the Benchmark Rate of Return. You choose the Benchmark Rate of Return from the options available. Income will increase from one Annuity Income Date to the next if the annualized Net Rate of Return during that time is greater than the Benchmark Rate of Return you choose, and will decrease if the annualized Net Rate of Return is less than the Benchmark Rate of Return.

Two tables follow. The first is based on a 3.5% Benchmark Rate of Return, and the second is based on a 5% Benchmark Rate of Return.

The income amounts shown reflect the deduction of all fees and expenses. Portfolio management fees and operating expenses are assumed to be at an
annual rate of    .66    % of their average daily net assets. Actual fees
and expenses under the Contract may be higher or lower, will vary from year to year, and will depend on how you allocate among the portfolios. The mortality and expense risk and administration charge are assumed to be at an annual rate of 1% of the average daily net assets.

Upon request we will furnish a customized illustration based on your individual circumstances and choice of annuity options.

INCOME ADVANTAGE ILLUSTRATION


ANNUITANT(S):  JOHN DOE            ANNUITY PURCHASE AMOUNT:   $100,000
SEX:           MALE                CONTRACT DATE:             3/1/9   7
DATE OF BIRTH: 1/1/3   2           FIRST ANNUITY INCOME DATE: 4/1/9   7
PURCHASE PAYMENT ALLOCATION:       100% VARIABLE              0% FIXED
ANNUITY INCOME OPTION: SINGLE LIFE
                       ANNUITY     FREQUENCY OF ANNUITY
                                   INCOME:                    MONTHLY
PREMIUM TAX FOR NEW YORK:          0%

The amount of monthly variable annuity income shown in the table below and the graph that follows assumes a constant annual investment return. The amount of variable annuity income you actually receive will depend on the investment performance of the portfolios you select. Your variable income can go up or down and no minimum dollar amount of variable income is guaranteed. The amounts shown are based on a 3.5% Benchmark Rate of Return.

     Annual rate of return after all expenses: (1)
    Annuity Income Date  Age -1.65% 3.5%  10%
 Apr. 1, 1997            65  $589   $592 $  595
 Apr. 1, 1998            66  $560   $592 $  632
 Apr. 1, 1999            67  $532   $592 $  672
 Apr. 1, 2000            68  $506   $592 $  714
 Apr. 1, 2001            69  $481   $592 $  759
 Apr. 1, 2006            74  $372   $592 $1,030
 Apr. 1, 2011            79  $288   $592 $1,396
 Apr. 1, 2016            84  $223   $592 $1,893
(1) The corresponding returns before annuity and investment expenses are:
   0    %,    5.24    %, and    11.85    %

IF YOU APPLIED 100% OF YOUR PURCHASE PAYMENT TO FIXED ANNUITY INCOME ON THE DATE OF THIS ILLUSTRATION, THE AMOUNT OF YOUR FIXED ANNUITY INCOME WOULD BE
$   652.64    .
                        3.5%Benchmark
                 First Pa$591.16
                 Net Returns
          Year     -1.68%   3.50%  10.00%
            1       $589    $592    $595
            2       $560    $592    $632
            3       $532    $592    $672
            4       $505    $592    $714
            5       $480    $592    $759
            6       $456    $592    $807
            7       $433    $592    $858
            8       $411    $592    $911
            9       $391    $592    $969
           10       $371    $592  $1,030
           11       $353    $592  $1,094
           12       $335    $592  $1,163
           13       $318    $592  $1,236
           14       $302    $592  $1,314
           15       $287    $592  $1,396
           16       $273    $592  $1,484
           17       $259    $592  $1,577
           18       $246    $592  $1,676
           19       $234    $592  $1,781
           20       $222    $592  $1,893

$5,000.00 of your annuity income is tax free each year until the total amount of tax-free income equals the amount of your original investment.

INCOME ADVANTAGE ILLUSTRATION14.

ANNUITANT(S):  JOHN DOE            ANNUITY PURCHASE AMOUNT:   $100,000
SEX:           MALE                CONTRACT DATE:             3/1/9   7
DATE OF BIRTH: 1/1/3   2           FIRST ANNUITY INCOME DATE: 4/1/9   7
PURCHASE PAYMENT ALLOCATION:       100% VARIABLE              0% FIXED
ANNUITY INCOME OPTION: SINGLE LIFE
                       ANNUITY     FREQUENCY OF ANNUITY INCOME: MONTHLY
PREMIUM TAX FOR NEW YORK: 0%

The amount of monthly variable annuity income shown in the table below and the graph that follows assumes a constant annual investment return. The amount of variable annuity income you actually receive will depend on the investment performance of the portfolios you select. Your variable income can go up or down and no minimum dollar amount of variable income is guaranteed. The amounts shown are based on a 5.0% Benchmark Rate of Return.

     Annual rate of return after all expenses: (1)
    Annuity Income Date  Age  -1.65%  5%   10%
 Apr. 1, 1997            65   $679    $683 $  686
 Apr. 1, 1998            66   $636    $683 $  718
 Apr. 1, 1999            67   $596    $683 $  753
 Apr. 1, 2000            68   $558    $683 $  788
 Apr. 1, 2001            69   $523    $683 $  826
 Apr. 1, 2006            74   $377    $683 $1,042
 Apr. 1, 2011            79   $272    $683 $1,315
 Apr. 1, 2016            84   $196    $683 $1,659
(1) The corresponding returns before annuity and investment expenses are:
   0    %,    6.77    %, and    11.85    %

IF YOU APPLIED 100% OF YOUR PURCHASE PAYMENT TO FIXED ANNUITY INCOME ON THE DATE OF THIS ILLUSTRATION, THE AMOUNT OF YOUR FIXED ANNUITY INCOME WOULD BE

$   652.64    .
                          5%Benchmark
                 First Pa$681.59
                 Net Returns
          Year     -1.68%   5.00%  10.00%
            1       $679    $683    $686
            2       $636    $683    $718
            3       $595    $683    $753
            4       $558    $683    $788
            5       $522    $683    $826
            6       $489    $683    $865
            7       $458    $683    $906
            8       $429    $683    $950
            9       $401    $683    $995
           10       $376    $683  $1,042
           11       $352    $683  $1,092
           12       $329    $683  $1,144
           13       $308    $683  $1,198
           14       $289    $683  $1,255
           15       $270    $683  $1,315
           16       $253    $683  $1,378
           17       $237    $683  $1,443
           18       $222    $683  $1,512
           19       $208    $683  $1,584
           20       $195    $683  $1,659

$5,000.00 of your annuity income is tax free each year until the total amount of tax-free income equals the amount of your original investment.

TABLE OF CONTENTS OF THE
STATEMENT OF ADDITIONAL INFORMATION

Service Agreements
General Information
Performance
Safekeeping of Variable Account Assets
Distribution of the Contracts
State Regulation
Legal Matters
Registration Statement
Independent Accountants
Financial Statements

INDIVIDUAL RETIREMENT ACCOUNT
DISCLOSURE STATEMENT

1. Internal Revenue Service Regulations require you be given this Disclosure Statement to make certain that you fully understand the nature of an Individual Retirement Annuity (IRA). For this reason, it is important that you read this statement carefully.

REVOCATION
2. You are allowed to revoke or cancel your IRA within thirty (30) days of the later of (1) the date of the application for the IRA; or (2) the date you receive the IRA Contract. A revocation treats an IRA as if it never existed. If you revoke within ten days of receiving the Contract, EFILI will refund the greater of (1) your Purchase Payment in full, neither crediting your Contract for earnings, nor charging it with any administrative expenses; or (2) your Purchase Payment plus the investment performance of the Money Market Investment Option. If you revoke later during the Free Look Period, EFILI will refund your Purchase Payment adjusted for investment performance.

 You may revoke your IRA by mailing or delivering a notice of revocation to:

  Empire Fidelity Investments Life Insurance Company
 Annuity Service Center
 200 Liberty Street, Tower A
 One World Financial Center
 New York, New York 10281

 A notice of revocation shall be deemed mailed on the date of the postmark (or if sent by certified or registered mail, the date of certification or registration) if it is deposited in the mail in the United States in an envelope, or other appropriate wrapper, first class postage prepaid, properly addressed.

 Any question regarding this procedure may be directed to a Fidelity Annuity Specialist at 1-800-544-2442.

CONTRIBUTIONS
3. You may establish an IRA for the purpose of rolling over all or a portion of certain distributions from a qualified plan, tax sheltered annuity, individual retirement account or other IRA within 60 days of receipt of the distribution. The amount of your rollover IRA contribution will not be included in your taxable income for the year in which you receive the distribution.

4. Subsequent contributions will not be accepted.

5. No deduction is allowed for a rollover contribution.

INVESTMENTS
6. The assets in your IRA are nonforfeitable.

7. The IRA is not transferable and is established for the exclusive benefit of you and your designated beneficiary or beneficiaries.

DISTRIBUTIONS
8. Distributions from your IRA generally will be included in your gross income for federal income tax purposes for the year in which you receive them.

9. To the extent they are included in taxable income, distributions from your IRA made before age 59 1/2 will be subject to a 10% non-deductible penalty tax (in addition to being taxable as ordinary income) unless the distribution is rolled over to another qualified plan, tax sheltered annuity or IRA, or the distribution is made on account of your death or disability, or the distribution is one of a scheduled series of "substantially equal periodic payments" over your life (or life expectancy) or the joint lives (or joint life expectancies) of yourself and the second person designated by you.

10. You must begin receiving distributions of the assets in your IRAs by April 1 of the calendar year following the calendar year in which you reach 70 1/2. Subsequent distributions must be made by December 31 of each year.

11. Generally, you may select any of the annuity income options under the Contract as the method of distribution for the assets of this IRA. However, if you name a Joint Annuitant who is not your spouse, the joint and survivor annuity income options from which you may select may be limited, depending on the difference in ages between you and the Joint Annuitant. Also, if you name a Joint Annuitant, all distributions made while you are alive must be made to you. Furthermore, if you choose a guarantee period, it generally may not be longer than your life expectancy (or the joint life and last survivor expectancy of you and the Joint Annuitant, if any).

12. Once distributions are required to begin, they must not be less than the amount each year (determined by actuarial tables) which would exhaust the value of all your IRAs over the required distribution period, which is generally your life expectancy or the joint life and last survivor expectancy of you and your spouse. You will be subject to a 50% excise tax on the amount by which the distribution you actually received in any year falls short of the minimum distribution required for the year.

13. If you die before your entire interest is distributed, the remaining interest, if any. will be distributed as follows:

(a) If you die after distribution of your interest has begun, the remaining portion of such interest will continue to be distributed at least as rapidly as under the method of distribution being used prior to your death.

(b) If you die before distributions have begun, the entire remaining interest must be distributed as follows:

 (1) if there is no Joint Annuitant, by December 31st of the year containing the fifth anniversary of your death, and usually within seven days after we receive due proof of your death; or

 (2) if there is a Joint Annuitant, in equal or substantially equal payments over the life or the life with a period certain not exceeding the life expectancy of the Joint Annuitant starting by December 31st of the year following the year of your death.

14. There is a 15% excise tax assessed against annual distributions from tax-favored retirement plans, including IRAs, which exceed the greater of
(a) $150,000; and (b) $112,500 adjusted after 1988 to reflect cost-of-living increases. To determine whether you have distributions in excess of this limit you must aggregate the amounts of all distributions received by you during the calendar year from all retirement plans, including IRAs. Please consult with your tax advisor for more complete information including favorable elections.

15. You may rollover all or a portion of your IRA into another IRA or individual retirement annuity and maintain the tax-deferred status of these assets. Tax-free rollovers between IRAs may be made no more than once every twelve months.

OTHER TAX CONSIDERATIONS
16. Distributions are taxed generally as ordinary income under federal income tax laws.

17. The tax treatment of single sum distributions under Section 402(d) of the Code is not applicable to distributions from IRAs.

18. Reporting to the IRS will be required by you in the event that special taxes or penalties described herein are due. You must file Treasury Form 5329 with the IRS for each taxable year in which a premature distribution takes place, excess distributions are made, or less than the required minimum amount is distributed from your IRA. The Tax Reform Act of 1986 also requires you to report the amount of all distributions you received from your IRA and the aggregate balance of all IRAs as of the end of the calendar year.

PROHIBITED TRANSACTIONS
19. If you or your designated beneficiary borrow any money under, or by use of, all or a portion of your IRA, then the entire Contract will lose its IRA classification, and you must include in gross income the fair market value of the Contract as of the first day of the tax year. If you are younger than age 59 1/2 at that time, you may have to pay the 10% penalty tax on premature distributions.

IRS PROCEDURES
20. The form of your IRA has been submitted to the Internal Revenue Service for approval. Approval by the IRS is a determination only as to the form of the IRA and does not represent a determination on the merits of such IRA.

21. You may obtain further information with respect to your IRA from any district office of the Internal Revenue Service.

FINANCIAL INFORMATION
22. The value of your investment will depend on how you allocate your Purchase Payment between fixed and variable annuity income. The portion of your Purchase Payment allocated to fixed annuity income results in income that is the same from one Annuity Income Date to the next unless you choose an annuity income option that calls for decreasing annuity income upon your death or the death of the Joint Annuitant. The annuity income from the portion of your Purchase Payment allocated to the Investment Options will depend upon the actual investment performance of the Investment Options you choose. No minimum amount of variable annuity income is guaranteed. See your prospectus for a more detailed description.

23. As further described in the prospectus, the following are all the charges that EFILI currently makes:

a) ADMINISTRATIVE CHARGE
 EFILI deducts a daily charge from the assets of the Investment Options equivalent to an effective annual rate of 0.25%. This charge is not made against any portion of your Purchase Payment allocated to the purchase of fixed annuity income.

(b) MORTALITY AND EXPENSE RISK CHARGE
 EFILI deducts a daily charge from the assets of the Investment Options equivalent to an effective annual rate of 0.75%. This charge is not made against any portion of your Purchase Payment allocated to the purchase of fixed annuity income.

(c) PORTFOLIO EXPENSES
 The Portfolios associated with the Investment Options incur operating expenses and pay monthly management fees to Fidelity Management & Research Company. The level of expenses varies by Portfolio. These charges do not apply to any portion of your Purchase Payment allocated to the purchase of fixed annuity income.

PART B
INFORMATION REQUIRED IN A STATEMENT
OF ADDITIONAL INFORMATION


 INCOME ADVANTAGE

STATEMENT OF ADDITIONAL INFORMATION

APRIL 30, 1997

This Statement of Additional Information supplements the information found in the current Prospectus for the variable annuity contracts ("Contracts") offered by Empire Fidelity Investments Life Insurance Company through its EFILI Variable Annuity Account A (the "Variable Account"). You may obtain a copy of the Prospectus dated April 30, 1997, without charge by calling 800-544-2442.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ TOGETHER WITH THE PROSPECTUS FOR THE CONTRACT.

 TABLE OF CONTENTS PAGE
 Service Agreements...                   2
 General Information                     2
 Performance                             3
 Safekeeping of Variable Account Assets  5
 Distribution of the Contracts           5
 State Regulation                        5
 Legal Matters                           6
 Registration Statement                  6
 Independent Accountants                 6
 Financial Statements                    6

SERVICE AGREEMENTS
We have entered into a service agreement with Fidelity Investments Life Insurance Company ("FILI"), our parent. FILI may provide accounting, underwriting, claims, actuarial and data processing services.

GENERAL INFORMATION
We may advertise quotes of Owners, Annuitants, Joint Annuitants or Beneficiaries discussing Empire Fidelity Income Advantage or services provided by EFILI. In addition, we may from time to time use statistics in advertising to support the growth of annuity sales. Information to support these statistics may be obtained from the Life Insurance Marketing Research Association, A.M. Best, American Council of Life Insurance or the Variable Annuity Research and Data Service.

From time to time, we may reprint and use as advertising and sales literature, articles or quotes from financial or business publications and periodicals. In addition, we may reference or discuss the products and services of other affiliated companies, which may include: Fidelity funds; retirement investing; brokerage products and services; saving for college; charitable giving; and the Fidelity credit card.

In addition, Fidelity Investments Life may also provide information to help individuals understand their investment goals and explore various financial strategies. In communicating these strategies, we may:

 compare the differences between tax deferred and taxable investments;

 discuss factors to consider when purchasing the contract;

 discuss the effects of probate when transferring the contract to heirs;

 discuss traditional sources of retirement income and products which may be used to supplement that income;

 discuss effects of inflation on fixed-income sources and how the variable investment options may be used as a potential hedge against inflation during the deferral and income periods;

 illustrate and compare the effects additional payments have on a contract;

 discuss strategies of reducing risk through diversification of purchase payments and providing hypothetical investment mixes;

 discuss past returns of different classes of investmentsis, and;

 assist policyholders with inquiries regarding their annuity.

 based on data supplied through various sources such as Ibbotson Associates of Chicago, Illinois

This information may be obtained from various sources such as The U.S. Department of the Treasury, U.S. Department of Labor, and Individual Annuitant Mortality Table. We may present this information through various methods such as charts, graphs, illustrations, and tables.

You may purchase the contract with proceeds from various sources such as transactions qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code.

PERFORMANCE
Performance information for any Investment Option may be compared, in reports and advertising to: (1) the Standard & Poor's 500 Composite Stock Price Index ("S & P 500"), Dow Jones Industrial Average ("DJIA"), Donoghue's Money Market Institutional Averages; (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, Morningstar, or the Variable Annuity Research and Data Service, widely used independent research firms which rank mutual funds and other investment companies by overall performance, investment objectives, and assets; and (3) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges and investment management costs.

Total returns, yields and other performance information may be quoted numerically or in a table, graph, or similar illustration. Reports and advertising may also contain other information including the ranking of any Investment Option derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, rating services, companies, publications or other persons who rank separate accounts or other investment products.

The tables below provide performance results for each Investment Option through 12/31/96. The performance information is based on the historical investment experience of the Investment Options and of the Portfolios. It does not indicate or represent future performance.

Total Return
Total returns quoted in advertising reflect all aspects of an Investment Option's return, including the automatic reinvestment by the separate account of all distributions and any change in the Investment Option's value over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Investment Option over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady rate that would equal 100% growth on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that the Investment Option's performance is not constant over time, but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of an Investment Option.

Table 1 shows the average annual total return on a hypothetical investment in the Investment Options for the last year, from the date that the Portfolios began operations, and, for Portfolios in existence for five years or more, for five years, through December 31, 1996. The returns reflect the risk and administrative charge (1% on an annual basis).

Table 1:  Average Annual Total Return for Period Ending on 12/31/96.
 Investment Option Start Date One Year Five Years  Life of Fund
 Asset Manager     9/6/89     13.45%   10134%      10.58%
 Money Market      4/1/82     4.34%    3.48%       4.89%*
 Investment
 Grade Bond        12/5/88    2.15%    5.56%       7.12%
 Equity-Income     10/9/86    13.13%   16.78%      12.59%*
 Growth            10/9/86    13.55%   14.00%      10.01%*
 High Income       9/19/85    12.88%   13.79%      6.81%
 Overseas          1/28/87    12.08%   8.03%       6.81%
 Index 500         8/27/92    21.59%   N/A         15.93%
 Asset Manager:
 Growth            1/3/95     18.73%   N/A         20.38%
 Contrafund        1/3/95     20.09%   N/A         28.95%
  10 Years

In addition to average annual returns, the Investment Options may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Table 2 shows the cumulative total return on a hypothetical investment in the Investment Options from the date the Portfolios began operations through December 31, 1996. The returns reflect the risk and administrative charge (1% on an annual basis)

Table 2:  Cumulative Total Return for Period Ending on 12/31/96.
 Investment Option Start Date One Year Five Years  Life of Fund
 Asset Manager     9/6/89     13.45%   62.12%      108.83%
 Money Market      4/1/82     4.34%    18.66%      61.33%*
 Investment
 Grade Bond        12/5/88    2.15%    31.13%      74.25%
 Equity-Income     10/9/86    13.13%   117.36%     227.72%*
 Growth            10/9/86    13.55%   92.65%      270.84%
 High Income       9/19/85    12.88%   90.95%      159.71%
 Overseas          1/28/87    12.08%   47.19%      92.32%
 Index 500         8/27/92    21.59%   N/A         90.14%
 Asset Manager:
 Growth            1/3/95     18.73%   N/A         44.27%
 Contrafund        1/3/95     20.09%   N/A         66.04%
  10 Years

Yields
Some Investment Options may also advertise yields. Yields quoted in advertising reflect the change in value of a hypothetical investment in the Investment Option over a stated period of time, not taking into account capital gains or losses. Yields are annualized and stated as a percentage. Yields quoted in advertising may be based on historical seven day periods.

Current yield for the Money Market Investment Option reflects the income generated by the Investment Option over a 7 day period. Current yield is calculated by determining the change (net of management fees and the 1% insurance charge) of a hypothetical account containing one share of the underlying Portfolio exclusive of capital changes. This change is divided by the value of the account at the beginning of the base period to obtain the base period return. This base period return is annualized by multiplying by (365/7). The resulting yield figure is carried to the nearest hundredth of a percent. Effective yield is obtained by compounding the base period return over a one year period. Since the reinvestment of income is assumed in the calculation of the effective yield, it will generally be higher than the current yield. For the 7 day period ending on 12/31/96, the Money Market Investment Option had a current yield of 4.24% and an effective yield of 4.33%.

A 30 day yield for bond Investment Options reflects the income generated by an Investment Option over a 30 day period. Current yield is calculated by determining the interest income (net of management fees and the 1% insurance charge) of a hypothetical account containing one share exclusive of capital changes. Yield will be computed by dividing the net interest income during the period by the value of the hypothetical account at the end of the period. Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to all bond funds. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of premium from income on a daily basis and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Capital gains and losses are generally excluded from the calculation. The 30 day yield for the period ending on 12/31/96 was 5.00% for the Investment Grade Bond Investment Option and 6.27% for the High Income Investment Option.

Annuity Income
Periodic annuity income amounts may be illustrated using the historical performance of the Investment Options, the Standard & Poor's 500 Composite Stock Price Index or other recognized investment benchmark portfolios. All illustrations will reflect the 1% annual annuity charge and actual or assumed Portfolio expenses.

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS
The assets of the Variable Account are held by EFILI. The assets of the Variable Account are held apart from our general account assets and any other separate accounts we may establish. We maintain records of all purchases and redemptions of the shares of the Funds held by the variable Investment Options. We maintain fidelity bond coverage for the acts of our officers and employees.

DISTRIBUTION OF THE CONTRACTS
As explained in the Prospectus, the Contracts are distributed through Fidelity Brokerage Services, Inc. and Fidelity Insurance Agency, Inc., which are affiliated with FMR Corp. and EFILI. The offering of the contracts is continuous, and we do not anticipate discontinuing offering the Contracts. However, we reserve the right to discontinue offering the contracts.

STATE REGULATION
EFILI is subject to regulation by the Department of Insurance of the State of New York, which periodically examines our financial condition and operations. The Contract described in the Prospectus and Statement of Additional Information has been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.
We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

LEGAL MATTERS
The legal validity of the Contracts described in the Prospectus and Statement of Additional Information has been passed on by David J. Pearlman, Senior Legal Counsel of FMR Corp. Jorden Burt Berenson & Johnson LLP of Washington, D.C. has passed on matters relating to federal securities laws.

REGISTRATION STATEMENT
We have filed a Registration Statement under the Securities Act of 1933 with the SEC relating to the Contracts. The Prospectus and Statement of Additional Information do not include all the information in the Registration Statement. We have omitted certain portions pursuant to SEC rules. You may obtain the omitted information from the SEC's main office in Washington, D.C. by paying the SEC's prescribed fees.

INDEPENDENT ACCOUNTANTS
The statements of financial condition of Empire Fidelity Investments Life Insurance Company as of December 31, 1996 and 1995 and the related statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 1996, and the statement of assets and liabilities of the Empire Fidelity Investments Variable Annuity Account A as of December 31, 1996, and the related statements of operations and changes in net assets for the years ended December 31, 1996 and 1995 included in this registration statement have been included herein in reliance on the reports of Coopers & Lybrand L.L.P., independent accountants, on the authority of that firm as experts in accounting and auditing.

FINANCIAL STATEMENTS
The financial statements of EFILI included herein should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon our ability to meet our obligations under the Contracts.
EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
 (A  Wholly-Owned Ultimate Subsidiary of FMR Corp.)
FINANCIAL STATEMENTS
for the years ended December 31, 1996, 1995 and 1994

                                              Page(s)
Report of Independent Accountants                  1
Statements of Financial Condition                  2
Statements of Income                               3
Statements of Stockholder's Equity                 4
Statements of Cash Flows                           5
Notes to Financial Statements                   6-12

REPORT OF INDEPENDENT ACCOUNTANTS
To the Board of Directors and Stockholder of Empire Fidelity Investments Life Insurance Company:

We have audited the accompanying statements of financial condition of Empire Fidelity Investments Life Insurance Company (a wholly-owned ultimate subsidiary of FMR Corp.) as of December 31, 1996 and 1995, and the related statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 1996. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial condition of Empire Fidelity Investments Life Insurance Company as of December 31, 1996 and 1995, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1996 in conformity with generally accepted accounting principles.

Coopers & Lybrand L.L.P.
Boston, Massachusetts
January 29, 1997



EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A  Wholly-Owned Ultimate Subsidiary of FMR Corp.)

           STATEMENTS OF FINANCIAL CONDITION
               December 31, 1996 and 1995
            ASSETS
                                  1996           1995
Debt securities available
for sale                    $16,377,959     $16,049,538
Cash                            940,264         238,986
Accrued investment income       265,264         261,132
Deferred policy acquisition
costs                        12,588,658       9,639,824
Other assets                    121,736          50,855
Separate account assets     578,323,382     408,308,869
Total assets               $608,617,263    $434,549,204
      LIABILITIES

Future contract benefits      7,057,409       7,631,476
Payable to affiliates           544,059         513,137
Other liabilities and accrued
expenses                        338,406         379,886
Deferred tax liability        2,778,525       2,316,120
Separate account
liabilities                 578,073,237     407,806,191
Total liabilities           588,791,636     418,646,810
Commitments and contingencies (Note 7)
STOCKHOLDER'S EQUITY
Common stock, par value $10 per
 share - 200,000 shares authorized,
 issued and outstanding       2,000,000       2,000,000
Additional paid-in capital   11,500,000      10,000,000
Unrealized gain on available
for sale securities, net of
tax                             183,909         421,830
Retained earnings             6,141,718       3,480,564
Total stockholder's equity   19,825,627      15,902,394
Total liabilities and
stockholder's equity       $608,617,263    $434,549,204

  EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
  (A  Wholly-Owned Ultimate Subsidiary of FMR Corp.)
                 STATEMENTS OF INCOME
 for the years ended December 31, 1996, 1995 and 1994



                        1996          1995         1994

Revenues:
Fees charged to
contractholders   $5,324,274    $3,499,018   $2,519,300
Net investment
income               947,831     1,060,440      453,029
Realized gains
(losses), net          (600)          919         (556)
                   6,271,505     4,560,377    2,971,773
Benefits and expenses:
Return credited to
contractholders
 and other benefits  336,079       442,617      155,126
Underwriting,
acquisition and
 insurance expenses
(1)                1,900,291     1,345,682    1,061,561
                   2,236,370     1,788,299    1,216,687

Income before
provision for
income taxes       4,035,135     2,772,078    1,755,086
Provision for
income taxes       1,373,981       986,816      614,280
Net income        $2,661,154    $1,785,262   $1,140,806
(1) Includes affiliated party transactions (Note 5)

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
 (A  Wholly-Owned Ultimate Subsidiary of FMR Corp.)
          STATEMENTS OF STOCKHOLDER'S EQUITY
 for the years ended December 31, 1996, 1995 and 1994

                                                Unrealized
                                                Gain (Loss)
                                     Additional on Available              Total
                          Common     Paid-in    for Sale     Retained     Stockholder's
                          Stock      Capital    Securities   Earnings     Equity

Balance at
January 1,
1994                      $2,000,000 $8,000,000              $554,496 $10,554,496
Adjustment to
beginning balance
for change in
accounting principle,
net of tax of $66,176                             $122,897                122,897
Capital contribution
from parent                           2,000,000                         2,000,000
Net income                                                   1,140,806   1,140,806
Change in unrealized
gain (loss), net of
tax benefit of
$154,940                                         (287,745)               (287,745)
Balance at
December 31,
1994                      2,000,000  10,000,000  (164,848)  1,695,302  13,530,454
Net income                                                  1,785,262   1,785,262
Change in unrealized
gain (loss), net of
tax of $315,904                                   586,678                 586,678
Balance at
December 31,
1995                      2,000,000  10,000,000   421,830   3,480,564  15,902,394
Capital contribution
from parent                           1,500,000                         1,500,000
Net income                                                  2,661,154   2,661,154
Change in unrealized
gain (loss), net of
tax benefit of $128,112                          (237,921)               (237,921)
Balance at
December 31,
1996                     $2,000,000 $11,500,000  $183,909   $6,141,718 $19,825,627


              EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
              (A  Wholly-Owned Ultimate Subsidiary of FMR Corp.)
                          STATEMENTS OF CASH FLOWS
           for the years ended December 31, 1996, 1995 and 1994


                                                  1996          1995             1994
      Cash flows from operating activities:

      Net income                            $2,661,154    $1,785,262       $1,140,806
      Adjustments to reconcile net income to
       net cash provided by (used in) operating
       activities:
      Amortization of bond discount and
      premium                                  100,738        61,980          148,820
      Realized (gain) loss on investments          600          (919)             556
      Depreciation and amortization            592,524       432,840          290,982
      Deferred tax on earnings                 590,517       484,464          570,118
      Increase in future contract benefits     284,757       324,703          147,414
      Addition to deferred policy acquisition
       costs                               (3,531,030)   (2,613,570)      (2,687,700)
      Change in assets and liabilities:

      Accrued investment income                (4,132)      (55,244)         (78,466)
      Amounts due to (from) separate account  252,533       (95,735)         (15,940)
      Payable to parent and affiliates, net    30,922       331,828            86,802
      Other assets and liabilities           (122,689)      231,875           275,934
      Net cash provided by (used in) operating
       activities                             855,894       887,484         (120,674)
      Cash flows from investing activities:
      Purchase of debt securities         (5,060,540)    (5,352,430)     (15,183,971)
      Proceeds from disposal of debt
       securities                           4,264,748      2,078,307        9,597,665
      Additions to fixed assets             -                (7,501)          (5,660)
      Additions to separate account     (105,762,522)   (76,952,370)     (81,541,668)
      Net cash used in investing
      activities                        (106,558,314)   (80,233,994)     (87,133,634)
      Cash flows from financing activities:
      Considerations and deposits on variable
       annuity products                   117,681,324     87,118,309       89,591,046
      Payments to contractholders        (12,777,626)    (8,229,336)      (4,357,091)
      Capital contribution from parent     1,500,000         -              2,000,000
      Net cash provided by financing
      activities                         106,403,698     78,888,973        87,233,955
      Net increase (decrease) in cash       701,278       (457,537)          (20,353)
      Cash:
      Beginning of year                      238,986        696,523           716,876
      End of year                           $940,264       $238,986          $696,523

The accompanying notes are an integral part of the financial statements.


EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
 (A  Wholly-Owned Ultimate Subsidiary of FMR Corp.)

NOTES TO FINANCIAL STATEMENTS
1. Significant Accounting Policies:

Organization

Empire Fidelity Investments Life Insurance Company (the "Company") is a wholly-owned subsidiary of Fidelity Investment Life Insurance Company ("FILI"), which is a wholly-owned subsidiary of FMR Corp. The Company operates exclusively in the State of New York.

The Company issues variable deferred and immediate annuity contracts. Amounts invested in the fixed option of the contracts are allocated to the General Account of the Company. Amounts invested in the variable option of the contract are allocated to the Variable Annuity Account A, a separate account of the Company. The assets of the Variable Annuity Account A are invested in the portfolios of the Variable Insurance Products Fund and the Variable Insurance Products Fund II, which are reported at the net asset value of such portfolios.

Basis of Presentation

The accompanying financial statements of the Company have been prepared on the basis of generally accepted accounting principles (GAAP), which vary in certain respects from reporting practices prescribed by state insurance regulatory authorities (Note 4).

Investments

Investments in debt securities available for sale are reported at fair value. Fair values are derived from external market quotations.
Unrealized gains or losses on debt securities are excluded from earnings and reported as a separate component of stockholder's equity, net of taxes, until realized. The discount or premium on debt securities is amortized using the interest method. Loan-backed and structured securities are amortized including anticipated prepayments at the date of purchase.

Investment income is recognized on the accrual basis. Realized gains or losses on investments sold are determined on the basis of specific identification method. Unrealized and realized gains or losses on the Company's funds retained in the separate account are reflected in income.

Separate Account

Separate account assets represent funds held for the exclusive benefit of variable annuity contractholders and are reported at fair value. Since the contractholders receive the full benefit and bear the full risk of the separate account investments, the income and realized and unrealized gains and losses from such investments are offset by an increase in the amount of liabilities related to the separate account. The excess of separate account assets over separate account liabilities represents funds of the Company retained in the separate account.

Future Contract Benefits and Fees Charged to Contractholders

Future contract benefits represent the reserve liability which approximates the contractholder's account balance. Fees charged to contractholders include mortality and expense risk charges, surrender charges and an annual administrative charge.

Deferred Policy Acquisition Costs

The costs of acquiring new business, principally first-year commissions and certain expenses of policy issue and underwriting, all of which vary with and are related to the production of new business, have been deferred. These acquisition costs are being amortized in proportion to the present value of expected future gross profits from interest margins, mortality and other elements of performance under the contracts.

Income Taxes

The Company is included in the consolidated life insurance tax return filed by FILI. Under a tax-sharing agreement, each company is charged or credited its share of taxes as determined on a separate-company basis.

The liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted rates and laws that will be in effect when the differences are expected to reverse.

Use of Estimates

The preparation of the statement of financial condition in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

Reclassifications

Certain prior year balances have been reclassified to conform with the current year presentation.

2.Investments:

The sources of net investment income are as follows:

                        Years ended December 31,
                        1996          1995         1994

Debt securities   $1,029,347    $1,050,500     $492,970
Short-term
investments and
cash                  23,821        22,150       27,824
Investment in separate
account               16,036        94,136        2,934
Total investment
income             1,069,204     1,166,786      523,728
Investment expenses  121,373       106,346       70,699
Net investment
income              $947,831    $1,060,440     $453,029

Gross realized gains and losses from the sale of debt securities were as follows:

                        Years Ended December 31,
                        1996          1995         1994
Gross realized gains     $92         $2,873
Gross realized losses    692          1,954        $556

Gross unrealized appreciation (depreciation) for debt securities by type of issuer was as follows:

                        December 31, 1996

                                         Gross       Gross
                         Amortized  Unrealized  Unrealized        Fair
                              Cost       Gains      Losses       Value
U.S. Treasury securities
 and obligations of U.S.
 government corporations
 and agencies            $8,878,712   $218,868    $(18,523)  $9,079,057
Corporate securities      5,853,124     66,855        (314)   5,919,665
Asset-backed securities   1,363,186     16,051                1,379,237
Totals                  $16,095,022   $301,774    $(18,837) $16,377,959

                         December 31, 1995

                                         Gross        Gross
                         Amortized  Unrealized   Unrealized        Fair
                              Cost       Gains       Losses       Value
U.S. Treasury securities
 and obligations of U.S.
 government corporations
 and agencies           $4,811,518     $411,444               $5,222,962
Corporate securities     8,094,646      178,930       $(193)   8,273,383
Asset-backed securities  2,494,404       58,832         (43)   2,553,193
Totals                 $15,400,568     $649,206       $(236) $16,049,538

The amortized cost and fair value of debt securities at December 31, 1996, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                    Amortized            Fair
                                         Cost           Value
Due in 1 year or less              $3,484,549      $3,501,412
Due after 1 year
 through 5 years                    6,710,901       6,854,776
Due after 5 years
 through 10 years                   4,346,842       4,449,610
Due after 10 years                    189,544         192,924
Subtotal                           14,731,836      14,998,722
Asset-backed securities             1,363,186       1,379,237
                                  $16,095,022     $16,377,959

All debt securities are investment grade and there are no significant concentrations by issuer or by industry other than U.S. government securities.

3. Income Taxes:
Significant components of the provision for income taxes attributable to operations were as follows:

                              Years Ended December 31,
                             1996          1995         1994
Current                  $783,464     $502,352      $44,162
Deferred                  590,517      484,464      570,118
Provision for income
taxes                  $1,373,981     $986,816     $614,280

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.
Significant components of the Company's deferred tax liability were as follows:

                                      Years Ended December 31,
                                            1996         1995
Deferred policy acquisition costs       $2,854,442   $2,161,421
Unrealized gain (loss) on
available-for-sale securities               99,028      227,140
Reserves                                  (186,765)     (88,631)
Other, net                                  11,820       16,190
Total net deferred tax liabilities      $2,778,525   $2,316,120

The Company paid FILI federal income taxes of $816,323, $355,974 and $71,681 in 1996, 1995 and 1994, respectively, related to the Company's separate-company basis net operating results for the year. Payables of $86,000 and $118,859 have been recorded to reflect an underpayment of taxes to FILI in 1996 and 1995, respectively. Intercompany tax balances are settled within 30 days of the actual tax payments.

The effective tax rates approximate the statutory federal income tax rates for the years ended 1996, 1995 and 1994.

4. Stockholder's Equity and Dividend Restrictions:
Generally, the net assets of the Company available for transfer to FILI are limited to the excess of the Company's net assets, as determined in accordance with statutory accounting practices, over minimum statutory capital requirements; however, payments of such amounts as dividends may be subject to approval by regulatory authorities.

Net income (loss) and capital stock and surplus as determined in accordance with statutory accounting practices were as follows:

                                  Years Ended December 31,
                              1996          1995         1994
Net income (loss)           $305,357      $100,694     $(717,766)
Capital stock and surplus  $9,640,629    $7,834,233    $7,749,185

5. Affiliated Company Transactions:

The Company's insurance contracts are distributed through Fidelity Brokerage Services, Inc. (FBSI) and Fidelity Insurance Agency, Inc. (FIA), both of which are affiliated with FMR Corp. The Company has entered into an agreement with FIA under which the Company pays FIA sales compensation of 3% of payments received. The Company compensated FIA in the amount of $3,521,413, $2,618,195 and $2,689,382 in 1996, 1995 and 1994, respectively.

The Company has entered into an administrative services agreement with FMR Corp. and its subsidiaries whereby they provide certain administrative and special services for the Company. The Company paid FMR Corp. and its subsidiaries $404,779, $337,760 and $359,343 in 1996, 1995 and 1994,
respectively, for such services.

FMR Corp. maintains a noncontributory trusteed defined benefit pension plan covering substantially all eligible Company employees. The benefits earned are based on years of service and the employees' compensation during the last five years of employment. FMR Corp.'s policy for the plan is to fund the maximum amount deductible for income tax purposes, and to charge each subsidiary for its share of such contributions. Pension costs of $8,628, $9,989 and $11,628 were charged to the Company in 1996, 1995 and 1994, respectively.

FMR Corp. sponsors a trusteed Profit-Sharing Plan and a contributory 401(k) Thrift Plan covering substantially all eligible Company employees.
Payments are made to the trustee by FMR Corp. annually for the Profit-Sharing Plan and monthly for the 401(k) Thrift Plan. FMR Corp.'s policy is to fund all costs accrued and to charge each subsidiary for its share of the cost. The cost charged to the Company for these plans amounted to $46,836, $44,598 and $47,662 in 1996, 1995 and 1994,
respectively.

6. Underwriting, Acquisition, and Insurance Expenses:

Underwriting, acquisition and insurance expenses were as follows:

                                Years Ended December 31,
                                 1996          1995         1994
Amortization of deferred policy
 acquisition costs           $582,196      $419,934     $277,975
Taxes, licenses and fees      388,542       122,918       77,249
General insurance expenses    929,553       802,830      706,337
                           $1,900,291    $1,345,682   $1,061,561


7. Commitment and Contingencies:

Reinsurance

The Company has entered into agreements to reinsure certain guarantee provisions and mortality losses on its annuity contracts. The Company is contingently liable for claims reinsured that the assuming company is unable to pay. Premiums and deposits ceded under these reinsurance contracts were not material to the financial statements.

(2_FIDELITY_LOGOS)EMPIRE FIDELITY INVESTMENTS
VARIABLE ANNUITY ACCOUNT A






ANNUAL REPORT
DECEMBER 31, 1996


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY VARIABLE ANNUITY OWNERS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. NEITHER EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY NOR FIDELITY BROKERAGE SERVICES, INC. IS A BANK, AND NEITHER THE ANNUITY NOR MUTUAL FUND SHARES ARE BACKED OR GUARANTEED BY ANY BANK OR INSURED BY THE FDIC.

STATEMENT OF ASSETS AND LIABILITIES

EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
OF
EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY





ASSETS                                                                                  DECEMBER 31, 1996

Investments at Current Market Value:

 Variable Insurance Products Fund (VIP)

  Money Market Portfolio - 48,675,092 shares (cost $48,675,092)                         $ 48,675,092

  High Income Portfolio - 1,673,528 shares (cost $19,657,604)                            20,952,574

  Equity-Income Portfolio - 7,203,986 shares (cost $119,283,610)                         151,499,819

  Growth Portfolio - 2,856,346 shares (cost $74,838,138)                                 88,946,602

  Overseas Portfolio - 1,309,265 shares (cost $21,866,193)                               24,666,557



 Variable Insurance Products Fund II (VIP II)

  Investment Grade Bond Portfolio - 567,868 shares (cost $6,863,356)                     6,950,703

  Asset Manager Portfolio - 4,882,698 shares (cost $71,794,963)                          82,664,084

  Index 500 Portfolio - 413,235 shares (cost $31,573,421)                                36,831,595

  Asset Manager: Growth Portfolio - 1,312,416 shares (cost $16,229,806)                  17,192,654

  Contrafund Portfolio - 6,035,248 shares (cost $80,549,919)                             99,943,702



   Total Assets                                                                         $ 578,323,382



LIABILITIES

   Total Liabilities                                                                     0



NET ASSETS

  Variable Annuity Contracts                                                            $ 566,276,569

  Annuity Reserves                                                                       11,796,668

  Retained in Variable Account by Empire Fidelity Investments Life Insurance Company     250,145



   Total Net Assets                                                                     $ 578,323,382



STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
For the years ended December 31, 1996 and 1995



EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
 OF
EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY


                            SUBACCOUNTS INVESTING IN:


                            VIP -                      VIP -
                            MONEY MARKET               HIGH INCOME



                             12/31/96     12/31/95     12/31/96     12/31/95

INCOME:

 Dividends                   $ 1,786,77   $ 1,580,34   $ 1,344,29   $ 573,316
                             0            0            3

EXPENSES:

Mortality, expense risk
 and administrative
 charges                      369,246      276,570      173,493      108,556

Net investment
 income (loss)                1,417,524    1,303,770    1,170,800    464,760

Realized gain                 0            0            234,379      311,021

Unrealized appreciation
 (depreciation) during
 the year                     0            0            650,495      1,066,452

Net increase in net
assets                        1,417,524    1,303,770    2,055,674    1,842,233
 from operations

Payments received
 from contract owners         27,250,68    20,298,08    4,106,021    3,421,140
                             1            8

Transfers between
 subaccounts and the          (9,795,25    (15,358,1    1,458,992    881,407
 fixed account, net          3)           81)

Transfers for contract
 benefits and
 terminations                 (1,159,04    (980,351)    (381,564)    (145,903)
                             7)

Other transfers (to) from
 Empire Fidelity
 Investments Life
 Insurance Co., net           6,590        (277,715)    (4,989)      27,410

Net increase (decrease)
 in net assets from
 contract transactions        16,302,97    3,681,841    5,178,460    4,184,054
                             1

Retained in (returned
 from) Variable Annuity
 Account A, net               (6,995)      793          (6,253)      4,568

Total increase                17,713,50    4,986,404    7,227,881    6,030,855
(decrease)                   0
 in net assets

Net assets at beginning
 of period                    30,961,59    25,975,18    13,724,69    7,693,838
                             2            8            3

Net assets at end
 of period                   $48,675,0    $ 30,961,5   $ 20,952,5   $ 13,724,6
                             92           92           74           93

                             SUBACCOUNTS INVESTING IN:


                              VIP -
                              EQUITY-INCOME             VIP - GROWTH



                             12/31/96     12/31/95      12/31/96     12/31/95

INCOME:

 Dividends                   $ 5,937,08   $ 5,704,765   $ 4,634,81   $ 181,456
                             3                          9

EXPENSES:

Mortality, expense risk
 and administrative
 charges                      1,445,756    935,882       811,476      476,876

Net investment
 income (loss)                4,491,327    4,768,883     3,823,343    (295,420)

Realized gain                 4,329,089    980,837       3,059,832    1,347,836

Unrealized appreciation
 (depreciation) during
 the year                     8,576,967    21,037,305    2,520,593    10,737,43
                                                                     0

Net increase in net
assets                        17,397,38    26,787,025    9,403,768    11,789,84
 from operations             3                                       6

Payments received
 from contract owners         21,584,75    18,539,810    16,074,27    11,525,14
                             9                          9            4

Transfers between
 subaccounts and the          (9,221,15    15,778,134    2,515,925    6,180,796
 fixed account, net          7)

Transfers for contract
 benefits and
 terminations                 (3,177,33    (1,432,870    (1,354,75    (701,855)
                             3)           )             0)

Other transfers (to) from
 Empire Fidelity
 Investments Life
 Insurance Co., net           (35,670)     75,515        (30,252)     (23,291)

Net increase (decrease)
 in net assets from
 contract transactions        9,150,599    32,960,589    17,205,20    16,980,79
                                                        2            4

Retained in (returned
 from) Variable Annuity
 Account A, net               (78,836)     45,421        (40,650)     24,882

Total increase                26,469,14    59,793,035    26,568,32    28,795,52
(decrease)                   6                          0            2
 in net assets

Net assets at beginning
 of period                    125,030,6    65,237,638    62,378,28    33,582,76
                             73                         2            0

Net assets at end
 of period                   $ 151,499,   $ 125,030,6   $ 88,946,6   $62,378,2
                             819          73            02           82

                             SUBACCOUNTS INVESTING IN:



                             VIP - OVERSEAS



                             12/31/96     12/31/95

INCOME:

 Dividends                   $ 525,818    $ 186,371

EXPENSES:

Mortality, expense risk
 and administrative
 charges                      231,350      199,920

Net investment
 income (loss)                294,468      (13,549)

Realized gain                 484,088      948,661

Unrealized appreciation
 (depreciation) during
 the year                     1,781,995    483,715

Net increase in net
assets                        2,560,551    1,418,827
 from operations

Payments received
 from contract owners         3,046,601    1,796,064

Transfers between
 subaccounts and the          1,632,798    (10,927,72
 fixed account, net                       3)

Transfers for contract
 benefits and
 terminations                 (312,776)    (412,022)

Other transfers (to) from
 Empire Fidelity
 Investments Life
 Insurance Co., net           (20,485)     5,414

Net increase (decrease)
 in net assets from
 contract transactions        4,346,138    (9,538,267
                                          )

Retained in (returned
 from) Variable Annuity
 Account A, net               (7,308)      (10,255)

Total increase                6,899,381    (8,129,695
(decrease)                                )
 in net assets

Net assets at beginning
 of period                    17,767,17    25,896,871
                             6

Net assets at end
 of period                   $ 24,666,5   $ 17,767,17
                             57           6



                            VIP II -                 VIP II -
                            INVESTMENT               ASSET MANAGER
                            GRADE BOND



                            12/31/96     12/31/95     12/31/96     12/31/95



INCOME:

Dividends                   $ 337,043    $ 143,740    $ 5,293,83   $ 2,010,35
                                                      5            7

EXPENSES
:

Mortality,
expense
risk and                     68,068       48,624       815,364      875,116
administrat
ive
charges

Net
investment                   268,975      95,116       4,478,471    1,135,241
income
(loss)

Realized                     75,367       57,874       1,663,095    2,777,299
gain

Unrealized
appreciatio
n                            (227,009)    563,142      4,022,895    8,678,445
(depreciati
on) during
the year

Net
increase in                   117,333      716,132      10,164,46    12,590,98
net assets                                              1            5
from
operations

Payments
received                     1,204,243    663,948      3,467,114    2,478,825
from
contract
owners

Transfers
between                                   976,244      (11,063,5    (30,622,5
subaccoun                    (177,798)                77)          61)
ts and the
fixed
account,
net

Transfers
for
contract                     (443,215)    (148,176)    (2,267,35    (2,796,51
benefits                                                7)           9)
and
termination
s

Other
transfers
(to) from
Empire                        1,167        (1,477)      (18,904)     75,768
Fidelity
Investment
s Life
Insurance
Co., net

Net
increase
(decrease)                    584,397      1,490,539    (9,882,72    (30,864,4
in net                                                   4)           87)
assets
from
contract
transaction
s

Retained
in
(returned                    (4,101)      (4,949)      (59,436)     (21,367)
from)
Variable
Annuity
Account A,
net

Total                                     2,201,722    222,301      (18,294,8
increase                      697,629                               69)
(decrease)
in net
assets

Net assets
at                           6,253,074    4,051,352    82,441,78    100,736,6
beginning                                              3            52
of period

Net assets
at end of                    $ 6,950,70   $ 6,253,07   $82,664,0    $ 82,441,7
period                       3            4            84           83

* FOR THE PERIOD JANUARY 3, 1995 (COMMENCEMENT OF OPERATIONS) THROUGH
DECEMBER 31, 1995.


                              VIP II -                 VIP II -
                             INDEX 500               ASSET MANAGER:
                                                       GROWTH



                            12/31/96     12/31/95     12/31/96     12/31/95*



INCOME:

Dividends                   $ 620,782    $ 48,377     $ 862,945    $ 209,986

EXPENSES
:

Mortality,
expense
risk and                     242,314      65,235       98,994       29,423
administrat
ive
charges

Net
investment                   378,468      (16,858)     763,951      180,563
income
(loss)

Realized                     702,643      399,595      239,532      178,391
gain

Unrealized
appreciatio
n                            3,762,268    1,451,439    801,887      160,962
(depreciati
on) during
the year

Net
increase in                  4,843,379    1,834,176    1,805,370    519,916
net assets
from
operations

Payments
received                     9,153,239    3,472,817    5,577,602    2,910,699
from
contract
owners

Transfers
between                      10,692,00    6,054,548    5,074,653    1,484,390
subaccoun                    5
ts and the
fixed
account,
net

Transfers
for
contract                     (760,330)    (919,227)    (154,535)    (9,486)
benefits
and
termination
s

Other
transfers
(to) from
Empire                        (4,432)      (3,338)      (3,396)      (694)
Fidelity
Investment
s Life
Insurance
Co., net

Net
increase
(decrease)                   19,080,48    8,604,800    10,494,32    4,384,909
in net                       2                         4
assets
from
contract
transaction
s

Retained
in
(returned                    (8,563)      5,281        (16,199)     4,334
from)
Variable
Annuity
Account A,
net

Total                        23,915,29    10,444,25    12,283,49    4,909,159
increase                     8            7            5
(decrease)
in net
assets

Net assets
at                          12,916,29    2,472,040    4,909,159    0
beginning                   7
of period

Net assets
at end of                   $ 36,831,5   $ 12,916,2   $ 17,192,6   $ 4,909,15
period                      95           97           54           9

* FOR THE PERIOD JANUARY 3, 1995 (COMMENCEMENT OF OPERATIONS) THROUGH
DECEMBER 31, 1995.


                            VIP II -                   TOTAL
                            CONTRAFUND



                            12/31/96     12/31/95*    12/31/96     12/31/95



INCOME:

Dividends                   $ 526,257    $ 666,687    $ 21,869,6   $ 11,305,39
                                                      45           5

EXPENSES
:

Mortality,
expense
risk and                     786,431      277,494      5,042,492    3,293,696
administrat
ive
charges

Net
investment                   (260,174)    389,193      16,827,15    8,011,699
income                                                 3
(loss)

Realized                     1,823,791    369,981      12,611,81    7,371,495
gain                                                   6

Unrealized
appreciatio
n                            13,273,28    6,120,498    35,163,37    50,299,388
(depreciati                  6                         7
on) during
the year

Net
increase in                  14,836,90    6,879,672    64,602,34    65,682,582
net assets                   3                         6
from
operations

Payments
received                     25,690,73    20,852,56    117,155,2    85,959,095
from                         5            0            74
contract
owners

Transfers
between                      9,364,673    24,300,25    481,261      (1,252,696
subaccoun                                 0                         )
ts and the
fixed
account,
net

Transfers
for
contract                    (1,779,16    (150,792)    (11,790,0    (7,697,201
benefits                    1)                        68)          )
and
termination
s

Other
transfers
(to) from
Empire                      (71,396)     (2,577)      (181,767)    (124,985)
Fidelity
Investment
s Life
Insurance
Co., net

Net
increase
(decrease)                  33,204,85    44,999,44    105,664,7    76,884,213
in net                      1            1            00
assets
from
contract
transaction
s

Retained
in
(returned                   (24,192)     47,027       (252,533)    95,735
from)
Variable
Annuity
Account A,
net

Total                       48,017,56    51,926,14    170,014,5    142,662,53
increase                    2            0            13           0
(decrease)
in net
assets

Net assets
at                          51,926,14    0            408,308,8    265,646,33
beginning                   0                         69           9
of period

Net assets
at end of                   $ 99,943,7   $ 51,926,1   $ 578,323,   $ 408,308,8
period                      02           40           382          69


* FOR THE PERIOD JANUARY 3, 1995 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1995.

NOTES TO FINANCIAL STATEMENTS
For the years ended December 31, 1996 and 1995
EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
OF
EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
1. ORGANIZATION.
Empire Fidelity Investments Variable Annuity Account A (the Account), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Empire Fidelity Investments Life Insurance Company (EFILI) on July 15, 1991 and exists in accordance with the regulations of the New York Insurance Department. The Account is a funding vehicle for individual Retirement Reserves and Income Advantage variable annuity contracts. EFILI is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company which is a wholly-owned subsidiary of FMR Corp.
Beginning in 1995, EFILI added two new subaccounts to the Account; Asset
Manager: Growth and Contrafund.
2. SIGNIFICANT ACCOUNTING POLICIES.
Investments are made in the portfolios of the Variable Insurance Products Fund and the Variable Insurance Products Fund II and are valued at the reported net asset values of such portfolios. Transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.
In addition to the Account, a contractholder may also allocate funds to the Fixed Account, which is part of EFILI's general account. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 and EFILI's general account has not been registered as an investment company under the Investment Company Act of 1940.
Annuity reserves are computed for contracts in the income stage according to the 1983 Individual Annuitant Mortality Table. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of New York. The mortality risk is fully borne by EFILI and may result in additional amounts being transferred into the Account by EFILI.
The operations of the Account are included in the federal income tax return of EFILI, which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code (the Code).
The preparation of the statement of assets and liabilities and the statements of operations and changes in net assets in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
Certain amounts in the financial statements for 1995 have been reclassified to correspond to the 1996 presentation.
3. EXPENSES.
EFILI deducts a daily charge from the net assets of the Account (equivalent to an effective annual rate of 1% of net assets) for administrative expenses and for the assumption of mortality and expense risks. EFILI also deducts an annual maintenance charge of $30 from the Fidelity Retirement Reserves contract value. The maintenance charge is waived on certain contracts.
Under the current provisions of the Code, EFILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. EFILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by EFILI. As such, no charge is being made currently to the Account for federal income taxes. EFILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.
4. AFFILIATED COMPANY TRANSACTIONS.
The contracts are distributed through Fidelity Brokerage Services, Inc.
(FBSI) and Fidelity Insurance Agency, Inc. (FIA), both of which are affiliated with FMR Corp. FBSI and FIA are the distributors and FBSI is the principal underwriter of the contracts. Fidelity Management & Research Company, an affiliate of FMR Corp., acts as investment advisor to each portfolio. Fidelity Investments Institutional Operations Co., an affiliate of FMR Corp., is the transfer and shareholder servicing agent for the portfolios.
5. PURCHASES AND SALES OF INVESTMENTS.
The following table shows aggregate cost of shares purchased and proceeds from sales of each subaccount for the year ended December 31, 1996:
                         PURCHASES       SALES

Money Market            $              $
                        46,259,773     28,546,273

High Income               10,434,586     4,091,580

Equity-Income             28,080,139     14,517,049

Growth                    30,543,657     9,555,762

Overseas                  8,676,063      4,042,764

Investment Grade          4,085,263      3,235,991

Asset Manager             7,199,467      12,663,155

Index 500                 21,687,531     2,237,145

Asset Manager: Growth     12,668,815     1,426,740

Contrafund                38,392,223     5,471,738

6. UNIT VALUES.
A summary of changes in accumulation units and accumulation units outstanding for variable annuity contracts at December 31, 1996 and 1995 are as follows:

                                                    PAYMENTS
                                       BEGINNING    RECEIVED           TRANSFERS
                                       BALANCE      FROM CONTRACT    BETWEEN
                                                    OWNERS           SUBACCOUNTS,
                                                                     NET

                                       UNITS

JANUARY 1, 1996 TO DECEMBER 31, 1996

 Money Market Subaccount                2,086,339    1,396,811    (671,222)

 High Income Subaccount                 605,822      175,020      61,177

 Equity-Income Subaccount               4,481,146    751,876      (315,456)

 Growth Subaccount                      2,004,576    487,213      73,706

 Overseas Subaccount                    930,291      154,412      85,133

 Investment Grade Subaccount            358,773      71,690       (12,681)

 Asset Manager Subaccount               4,435,615    181,581      (584,908)

 Index 500 Subaccount                   802,405      537,084      624,968

 Asset Manager: Growth                  396,158      419,484      378,254
Subaccount*

 Contrafund Subaccount*                 3,685,097    1,742,216    631,751



JANUARY 1, 1995 TO DECEMBER 31, 1995

 Money Market Subaccount                1,840,618    1,212,366    (887,953)

 High Income Subaccount                 413,916      164,126      48,831

 Equity-Income Subaccount               3,148,692    755,226      681,199

 Growth Subaccount                      1,448,467    395,023      194,334

 Overseas Subaccount                    1,472,775    100,194      (621,187)

 Investment Grade Subaccount            270,642      41,606       58,920

 Asset Manager Subaccount               6,284,783    146,335      (1,848,581)

 Index 500 Subaccount                   210,179      240,442      433,808

 Asset Manager: Growth                  0            264,392      138,263
Subaccount*

 Contrafund Subaccount*                 0            1,655,600    2,096,508






                                        CONTRACT
                                        TERMINATION     ENDING BALANCE
                                        S

                                                      UNITS        UNIT VALUE   DOLLARS

JANUARY 1, 1996 TO DECEMBER 31, 1996

 Money Market Subaccount                332,385      3,144,313   $15.30       $ 48,101,350

 High Income Subaccount                 (22,006)     820,013     $24.89        20,409,560

 Equity-Income Subaccount               (162,354)    4,755,212   $31.05        147,641,357

 Growth Subaccount                      (62,104)     2,503,391   $34.97        87,540,085

 Overseas Subaccount                    (18,195)     1,151,640   $21.29        24,519,804

 Investment Grade Subaccount            (34,981)     382,801     $17.36        6,644,585

 Asset Manager Subaccount               (131,774)    3,900,514   $20.75        80,953,438

 Index 500 Subaccount                   (77,086)     1,887,371   $18.89        35,655,373

 Asset Manager: Growth                  (30,890)     1,163,007   $14.49        16,853,490
Subaccount*

 Contrafund Subaccount*                 (177,041)    5,882,023   $16.65        97,957,527

                                                                              $ 566,276,569

JANUARY 1, 1995 TO DECEMBER 31, 1995

 Money Market Subaccount                 (78,693)     2,086,339   $14.66       $ 30,587,979

 High Income Subaccount                  (21,052)     605,822     $22.05        13,357,546

 Equity-Income Subaccount               (103,971)    4,481,146   $27.44        122,982,339

 Growth Subaccount                       (33,248)     2,004,576   $30.80        61,732,843

 Overseas Subaccount                     (21,490)     930,291     $19.00        17,672,782

 Investment Grade Subaccount             (12,394)     358,773     $16.99        6,096,643

 Asset Manager Subaccount               (146,921)    4,435,615   $18.29        81,145,514

 Index 500 Subaccount                    (82,024)     802,405     $15.54        12,467,512

 Asset Manager: Growth                    (6,497)      396,158     $12.21        4,835,356
Subaccount*

 Contrafund Subaccount*                  (67,011)     3,685,097   $13.87        51,105,632

                                                                             $ 401,984,146

* FOR THE PERIOD JANUARY 3, 1995 (COMMENCEMENT OF OPERATIONS) THROUGH
DECEMBER 31, 1995.



REPORT OF INDEPENDENT ACCOUNTANTS
To the Contract Owners of Empire Fidelity Investments
Variable Annuity Account A:
We have audited the accompanying statement of assets and liabilities of Empire Fidelity Investments Variable Annuity Account A (comprised of Money Market Subaccount, High Income Subaccount, Equity-Income Subaccount, Growth Subaccount, Overseas Subaccount, Investment Grade Bond Subaccount, Asset Manager Subaccount, Index 500 Subaccount, Asset Manager: Growth Subaccount and Contrafund Subaccount) of Empire Fidelity Investments Life Insurance Company as of December 31, 1996, and the related statements of operations and changes in net assets for each of the periods indicated therein. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the aforementioned subaccounts comprising Empire Fidelity Investments Variable Annuity Account A of Empire Fidelity Investments Life Insurance Company as of December 31, 1996, and the results of their operations and the changes in their net assets for each of the periods indicated therein, in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
January 29, 1997


(registered trademark)
America's largest privately-held investment management organization. Retirement Reserves and Income Advantage are issued by Empire Fidelity Investments Life Insurance Company. N.Y., N.Y.
Fidelity Brokerage Services, Inc., member NYSE, SIPC, and Fidelity Insurance Agency, Inc. are the distributors.
82 Devonshire Street, Boston, MA 02109

PART C
OTHER INFORMATION

Item 24.  Financial Statements and Exhibits
 a)  Financial Statements included in Part B
  The following financial statements of Empire Fidelity Investments Life Insurance Company and of Empire Fidelity Investments Variable Annuity Account A are filed in Part B.
 Statement of Assets and Liabilities for Empire Fidelity Investments Variable Annuity Account A as of December 31, 1996.
 Statements of Operations and Changes in Net Assets for Empire Fidelity Investments Variable Annuity Account I for year ended December 31, 1996 and 1995.
 Report of Coopers & Lybrand on the Financial Statements of Empire Fidelity Investments Variable Annuity Account A.
 Balance Sheet of Empire Fidelity Investments Life Insurance Company as of December 31, 1996 and 1995.
 Statements of Income for Empire Fidelity Investments Life Insurance Company for the Year Ended December 31, 1996 and 1995.
 Statements of Changes in Stockholder's Equity for Empire Fidelity Investments Life Insurance Company for the Year Ended December 31, 1996 and 1995.
 Statements of Cash Flows for Empire Fidelity Investments Life Insurance Company for the Year Ended December 31, 1996 and 1995.
 Report of Coopers & Lybrand on Financial Statements of Empire Fidelity Investments Life Insurance Company.
There are no financial statements included in Part A.
 b)  Exhibits
(1) Resolution of Board of Directors of Empire Fidelity Investments Life Insurance Company establishing the Empire Fidelity Investments Variable Annuity Account A. (Note 1).
(2) Not Applicable.
(3) (a) Distribution Agreement between Empire Fidelity Investments Life and Fidelity Brokerage Services, Inc. (Note 1).
(4) (a) Specimen Variable Annuity Contract. (Note 2)
 (c) Endorsement for Qualified Contracts. (Note 2)
(5) (a) Application for Variable Annuity Contract. (Note 2)
(6) (a) Charter of Empire Fidelity Investments Life. (Note 1)
   (b) Bylaws of Empire Fidelity Investments Life. (Note 1)
(7)  Not applicable.

(8) (a) Service Agreement between Empire Fidelity
    Investments Life and Fidelity Investments Life. (Note 1)
 (b) Service Agreement between Empire Fidelity
    Investments Life and Fidelity Investments
    Corporate Services. (Note 1)
(9) Opinion and consent of David J. Pearlman, as to the legality of securities being issued. (Note 1)
(10) (a) Written consent of Coopers & Lybrand. (Note 1)
   (b) Written consent of Jorden Burt Berenson & Johnson LLP
    (Note 1)
(11)  Not Applicable
(12)  Not Applicable
(13)  Not Applicable
(14) (a) Form of Participation Agreement Between Empire Fidelity Investments Life, Fidelity Distributors Corporation and Variable Insurance Products Fund (Note 1)
 (b) Form of Participation Agreement Between Empire Fidelity Investments Life, Fidelity Distributors Corporation and Variable Insurance Products Fund II (Note 1)
(15) (a) Powers of Attorney (Note 3)

___________________
(Note 1) Incorporated by reference to original registration statement filed on Form N-4 on April 24, 1997, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A.
(Note 2) Filed electronically herein
(Note 3) Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4, Reg. No. 33-54924, on behalf of Empire Fidelity Investments Variable Annuity Account A.

Item 25. Directors and Officers of the Depositor
 The directors and officers of Empire Fidelity Investments Life are as follows:

      Directors of Empire Fidelity Investments Life



      J. GARY BURKHEAD, Director

      JAMES C. CURVEY, Director

      ROBERT C. POZEN, Director

      JOHN J. REMONDI, Director

      RODNEY R. ROHDA, Director and Chairman

      DAVID C. WEINSTEIN, Director and Secretary

      DENIS M. McCARTHY, Director

      ROY BALLENTINE, Director

      PETER JOHANNSEN, Director

      JOSHUA BERMAN, Director

      MALCOLM MACKAY, Director

      FLOYD L. SMITH, Director



The addresses of Roy Ballentine, Joshua Berman, Peter Johannsen , Malcolm MacKay and Floyd L. Smith are 11 Depot Street, P.O.Box 1860, Wolfboro, New Hampshire 03894; 919 Third Avenue, New York, New York 10022; One Post Office Square, Boston, Massachusetts 02109, and 4 Peter Cooper Road, #9G, New York, New York 10010 respectively. The principal business address of each of the other above persons is 82 Devonshire Street, Boston, Massachusetts 02109.
Executive Officers Who Are not Directors
Executive officers of Empire Fidelity Investments Life who are not directors are as follows.
   ALLAN BRANDON, Vice President and Chief Administrative Officer
   DAVID J. PEARLMAN, Vice President, Secretary and General Counsel
The principal business address of Allan Brandon is One World Financial Center, 200 Liberty Street, Tower A, New York, New York 10281. The principal business address of Messrs. Kurtzer and Pearlman is 82 Devonshire Street, Boston, Massachusetts 02109.

Item 26. Persons Controlled By or Under Common control with the Depositor or Registrant.
 See Exhibit 26 of the original registration statement filed on Form N-4 on August 17, 1991, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A.
Item 27.  Number of Contract Owners.
 As of December 31, 1996 there were 79 owners of Registrant's Qualified Contracts and 45 owners of Registrant's Non-qualified Contracts.
Item 28.  Indemnification.
FMR Corp. and its subsidiaries own a directors' and officers' liability reimbursement contract (the "Policy"), issued by National Union Fire Insurance Company, that provides coverage for "Loss" (as defined in the Policy) arising from any claim or claims by reason of any breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by a person while he or she is acting in his or her capacity as a director or officer. The coverage is provided to these insureds, including Empire Fidelity Investments Life, to the extent required or permitted by applicable law, common or statutory, or under their respective charters or by-laws, to indemnify directors or officers for Loss arising from the above-described matters. Coverage is also provided to the individual directors or officers for such Loss, for which they shall not be indemnified, subject to relevant contract exclusions. Loss is essentially the legal liability on claims against a director or officer, including damages, judgements, settlements, costs, charges and expenses (excluding salaries of officers or employees) incurred in the defense of actions, suits or proceedings and appeals therefrom.
There are a number of exclusions from coverage. Among the matters excluded are Losses arising as a result of (1) fines or penalties imposed by law or other matters that may be deemed uninsurable under the law pursuant to which Policy is construed, (2) claims brought about or contributed to by the fraudulent, dishonest, or criminal acts of a director or officer, (3) any claim made against the directors or officers for violation of any of the responsibilities, obligations, or duties imposed upon fiduciaries by the Employee Retirement Income Security Act of 1974 or amendments thereto,
(4) professional errors or omission, and (5) claims for an accounting or profits in fact made from the purchase or sale by a director or officer of any securities of the insured corporations within the meaning of section 16(b) of the Securities Exchange Act of 1934 and amendments thereto or similar provisions of any state law.
The limit of coverage of the Policy is $10 million, as an annual aggregate limit, with 95% co-insurance for the first $1 million of coverage, and with a deductible of $500,000 in the event that Empire Fidelity Investments Life indemnifies the director or officer (with a maximum aggregate per loss deductible of $25,000) if Empire Fidelity Investments Life does not indemnify the director or officer.
New York law (N.Y. Bus. Corp. 722) provides, in part, that a corporation may indemnify a director, officer, employee or agent against liability if he acted in good faith and in a manner he reasonably believed to be in the best interests of the corporation and, in respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The text of Article VI of Empire Fidelity Investment Life's By-Laws, which relates to indemnification of the directors and officers, is as follows:
Section 6.1. Indemnification of Directors, Officers, Employees and Agents. Any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (including any action or suit by or in the right of the Corporation to procure a judgement in its favor) by reason of the fact that he is or was a director, officer, employee or agent of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall be indemnified to the extent permitted by the laws of the State of New York, against expenses (including attorney's fees), judgements, fines and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of settlement of such action, suit or proceeding. The indemnification expressly provided by statute in a specific case shall not be deemed entitled under any lawful agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such person.
 The Board of Directors may purchase and maintain insurance on behalf on any person who is or was a director, officer, employee of agent of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture or trust or other enterprise against any liability incurred by him in any such capacity or arising out of his status as such, whether or not the Corporation would have the power to indemnify against such liability.
 Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person in connection with the securities being registered), the Registrant will, unless in the opinion of is counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by its against is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29.  Principal Underwriters.
 (a) Fidelity Brokerage Services, Inc. acts as distributor for other variable life and variable annuity contracts registered by separate accounts of EFILI, Fidelity Investments Life Insurance Company, Monarch Life Insurance Company, and PFL Life Insurance Company.
 (b)
Name and Principal     Positions and Offices with Underwriter
Business Address
Roger T. Servison     Director
Steven Akin       Director and President
Rodney Rohda      Director
Edward L. McCartney     Executive Vice President
Thomas E. Lewis      Executive Vice President
Bruce MacAlpine     Executive Vice President
Shaugn S. Stanley     Treasurer and Chief Financial Officer
Jeffrey R. Larsen      Legal Counsel & Clerk
Linda Holland      Compliance Officer
(c) Commissions and other compensation was received by the principal underwriter.
  See Item 24 (b) (3). No compensation was received by the principal underwriter from the registrant or depositor during the registrant's or depositor's last fiscal year.
 The address for each person named in Item 29 is 82 Devonshire Street, Boston, Massachusetts 02109.
Item 30. Location of Accounts and Records
 The records regarding the Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained at Empire Fidelity Investments Life Insurance Company at One World Financial Center New York, New York 10281.
Item 31. Management Services
 The contracts for management-related services between (a) Fidelity Investments Life and Empire Fidelity Investments Life is summarized in Part
B. Payments under these contracts for 1996 and 1995 were $ 343,376 and $297,600, respectively.
Item 32. Undertakings
 (a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never than 16 months old for so long as payments under the variable annuity contracts may be accepted.
 (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in a prospectus that the applicant can remove to send for a Statement of Additional Information.
 (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.
 (d) Registrant represents that it meets the definition of a "separate account" under the federal securities laws.
   (e) Empire Fidelity Investment Life Insurance Company hereby represents that the aggregate charges under the variable annuity policy ("the contract") offered by Empire Fidelity Investment Life Insurance Company are reasonable in relation to services rendered, the expenses expected to be incurred, and the risks assumed by Empire Fidelity Investment Life Insurance Company


SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Empire Fidelity Investments Variable Annuity Account A, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 4 to the Registration Statement to be signed on its behalf in the city of Boston and the Commonwealth of Massachusetts, on this 24th day of April, 1997.
EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
(Registrant)
By: EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(Depositor)
By: _________________________    Attest:_____________________
 Rodney R. Rohda, Chairman and  David J. Pearlman,
 Chief Executive Officer  Secretary
 As required by the Securities Act of 1933 , this Registration Statement has been signed below by the following persons in the capacities indicated on this 24th day of April, 1997.
Signature   Title
________________  Chairman and Director
Rodney R. Rohda   (Chief Executive Officer)
          )By:
          )       David J. Pearlman
________________  Director     )       (Attorney-in-Fact)
J. Gary Burkhead        )
          )
________________  Director     )
James C. Curvey        )
          )
________________  Director     )
John J. Remondi        )
          )
________________  Director     )
Robert C. Pozen        )
          )
          )
_______________  Director     )
Roy Ballentine        )
          )
_______________  Director     )
Peter Johannsen        )
          )
_______________  Director     )
Joshua Berman
          )By: ______________
          )    David J. Pearlman
_______________  Director     )     (Attorney-in-Fact)
Malcolm MacKay       )
          )
_______________  Director     )
Denis M. McCarthy       )
          )
_______________  Director     )
Floyd L. Smith        )
          )
_______________  Director     )
David Weinstein        )



EXHIBIT INDEX
Exhibit         Sequential Page Number
(4) (a) Specimen Variable Annuity Contract. (Note 2)
 (c) Endorsement for Qualified Contracts. (Note 2)
(5) (a) Application for Variable Annuity Contract. (Note 2)
(9)  Opinion and consent of David J. Pearlman, as to     C-
  the legality of securities being issued
(10)(a)  Written consent of Coopers & Lybrand.    C-
(10)(b)  Written consent of Jorden Burt Berenson & Johnson LLP     C-
   .